                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21638

                          JPMorgan Institutional Trust
               (Exact name of registrant as specified in charter)

                                522 Fifth Avenue
                               New York, NY 10036
               (Address of principal executive offices) (Zip code)

                                Stephen M. Benham
                                522 Fifth Avenue
                               New York, NY 10036
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2005 to December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                               SEMI-ANNUAL REPORT
                 SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)







                                  Institutional
                                      Trust
                                      Funds



JPMorgan Core Bond Trust
JPMorgan Equity Index Trust
JPMorgan Intermediate Bond Trust






                                                                [JPMORGAN LOGO]
                                                                Asset Management

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter..........................................    2
Portfolio Performance Review................................    3
Schedules of Portfolio Investments..........................   10
Statements of Assets and Liabilities........................   60
Statements of Operations....................................   61
Statements of Changes in Net Assets.........................   62
Financial Highlights........................................   64
Notes to Financial Statements...............................   66
Trustees....................................................   72
Officers....................................................   73
Schedule of Shareholder Expenses............................   75

HIGHLIGHTS

- The U.S. equity market overcame several challenges.

- FOMC raised rates at a measured pace.

- Bond performance was lackluster.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

 2

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER (UNAUDITED)                                  JANUARY 10, 2006

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report containing detailed information on the JPMorgan Institutional Trust Funds for the six months ended December 31, 2005. Inside you'll find in-depth information on the Institutional Trust Funds along with an update from the Portfolio Managers.

STOCKS PRODUCED SOLID RETURNS
The U.S. equity market overcame several challenges during the reporting period, including rising interest rates, surging oil prices, a devastating hurricane season and geopolitical issues. While these factors often overshadowed solid corporate profit growth, the overall market ultimately produced respectable returns during the reporting period.

As expected, the Federal Open Market Committee (FOMC) continued to raise interest rates at a measured pace in an attempt to ward off inflation. After a series of nine rate hikes from June 2004 through June 2005, the FOMC raised rates four additional times during the six-month reporting period. All told, short-term rates moved to 4.25% by the end of 2005. Despite these actions and the destruction inflicted by hurricanes Katrina, Rita and Wilma, the U.S. economy continued to expand at a brisk pace over the period. Following gross domestic product (GDP) growth of 3.8% in the first quarter of the year, second-quarter GDP was 3.1%. While this was still a solid gain, higher oil prices, which surpassed $70 a barrel, were cited as a reason for the fall in GDP. However, the economy demonstrated its resiliency by expanding 4.1% in the third quarter.

MIXED STOCK PERFORMANCE
The broad stock market, as measured by the S&P 500 Index, returned 5.77% during the six months ended December 31, 2005. While there were hopes for another strong rally in the fourth quarter of the year - similar to the 12.18% and 9.23% returns in the fourth quarters of 2003 and 2004, respectively - this did not come to pass in 2005. Concerns over further rate hikes by the FOMC and inflationary pressures tempered the market's gains at the end of the year. Elsewhere during the six-month period, mid-capitalization stocks generated significant returns, with the Russell Midcap Index gaining 8.41%. Large- and small-capitalization stocks generated relatively similar performance over the period, as the Russell 1000 Index and Russell 2000 Index returned 6.15% and 5.88%, respectively.

BOND PERFORMANCE WAS LACKLUSTER
Overall, the bond market remained lethargic in the period, with little movement beyond the short end of the yield curve. The flattening of the yield curve and a lack of valuation did little to inspire investors. Broad market indexes, such as the Lehman Brothers Aggregate Bond Index, posted positive total returns in 2005. This represents the sixth-consecutive year of positive returns, but the lowest since 1999.

OUTLOOK
As we begin the new year, the outlook for equity markets is somewhat mixed. Positives include a solid economy, relatively lower oil prices and the possibility of the FOMC ending its rate hike campaign. On the other hand, corporate profits are expected to decelerate in 2006. In addition, should inflation increase, the FOMC may continue to raise rates. Given these uncertainties, investors should take a long-term approach with their investments and maintain a diversified portfolio.

On behalf of us all at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW (UNAUDITED)

HOW DID THE FUND PERFORM?
The JPMorgan Core Bond Trust, which seeks maximum total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities, returned 0.03% for the six months ended December 31, 2005 versus its benchmark, the Lehman Brothers Aggregate Bond Index return of (0.08%) for the same period.+

WHY DID THE FUND PERFORM THIS WAY?
Interest rates across the yield curve ratcheted higher as the economy continued to show signs of strength despite consequences from a devastating hurricane season. The two-year Treasury was up 77 basis points (bps) while the 30-year Treasury was up 35 bps for the six-month period. By year-end, the yield curve flattened to the point of inversion with the two-year trading at 4.40%, 1 basis point higher than the 10-year Treasury.

This scenario created a challenging environment for fixed income investors. As interest rates rose, the resulting pricing losses for bonds wiped out most of the gains from income. Compared to the benchmark, the Fund benefited from maintaining a slightly shorter duration in the rising-interest-rate environment.

The spread sectors turned in mixed results as asset-backed securities (ABS) outperformed comparable-duration Treasuries, while corporate bonds and mortgage-backed securities underperformed. In the credit sector, industrial bonds underperformed other sub-sectors, as bondholders became wary of event risk and shareholder-friendly actions. The Fund benefited from its underweight to industrial bonds.

HOW WAS THE FUND MANAGED?
We continued to overweight mortgages, particularly well-structured collateralized mortgage obligations (CMOs). In addition, we maintained the Fund's underweight in corporate and agency securities. Within the corporate sector, we favored bonds within the financials sector, and we underweighted lower-rated credits. We also limited the Fund's exposure to the longest end of the maturity spectrum.

WHAT IS THE OUTLOOK FOR THE FUND?
The yield curve continued to be vulnerable to inversion as the two-year and 10-year Treasuries hover near the 4.40% level. If the flat curve persists, liquidity may suffer and spreads may widen.

Given the ambiguity surrounding the Fed's intentions, along with the flat yield curve and the Fund's yield advantage, we are comfortable maintaining a slightly shorter duration than the benchmark. In the mortgage sector, we continue to favor mortgage-backed securities over agency debentures and seasoned mortgage-backed securities over new issues. Within the corporate sector, we believe that share buybacks, special dividends, and other shareholder-friendly actions are likely to continue. At the same time default rates are projected to rise in 2006. Given the likelihood for increased name-specific event risk, we remain selective among corporate-bond issuers, particularly in the BBB-rated segment.

FUND FACTS
Fund Inception..............................................   February 7, 2005
Fiscal Year End.............................................   June 30
Net Assets as of 12/31/2005 (in Thousands)..................   $2,993,513
Primary Benchmark...........................................   Lehman Brothers Aggregate Bond Index

------------
+ The advisor seeks to achieve the Fund's objective. There can be no guarantee it will be achieved.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

 4

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW (UNAUDITED), CONTINUED

MATURITY DISTRIBUTION*
Less than one year...........................12.4%
Years 1-5....................................48.4%
Years 6-10...................................30.9%
Years 11-20...................................7.4%
Over 20 Years.................................0.9%
Average years to Maturity...............14.2 years
Duration.................................4.3 years

PORTFOLIO COMPOSITION**
Collateralized Mortgage
Obligations..................................47.8%
U.S. Treasury Obligations....................20.8%
Corporate Bonds..............................10.9%
Mortgage Pass-Through
  Securities..................................6.8%
Asset-Backed Securities.......................1.7%
U.S. Government Agencies......................0.9%
Commercial Mortgage Backed
  Securities..................................0.6%
Foreign Government Securities.................0.5%
Municipal Bonds...............................0.1%
Supranational..............................0.0%(a)
Short-Term Investments........................9.3%
Investments of Cash Collateral
  on Securities Loaned........................7.1%

QUALITY BREAKDOWN*
Government Agency............................73.7%
AAA..........................................15.2%
AA............................................1.8%
A.............................................5.8%
BBB...........................................2.4%
BB............................................0.9%
CCC & Other...................................0.2%

---------------

 * As of 12/31/05. The Portfolio's composition subject to change. Percentages for Maturity Distribution and Quality Breakdown are based on market value of securities.

** Percentages indicated are based upon net assets as of December 31, 2005.

(a) Amount rounds to less than 0.1%.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW (UNAUDITED), CONTINUED

---------------------------------------------------------------------------------
                      TOTAL RETURN AS OF DECEMBER 31, 2005
---------------------------------------------------------------------------------
                                                   INCEPTION DATE SINCE INCEPTION
---------------------------------------------------------------------------------
  Core Bond Trust                                    02/07/05          1.93%
---------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE
[GRAPH]                 Value of $10,000,000 Investment

                                                                            LEHMAN BROTHERS AGGREGATE
                                                     CORE BOND TRUST               BOND INDEX
                                                     ---------------        -----------------
2/05                                                   10000000.00                  9941020.00
3/05                                                    9868918.00                  9889913.00
4/05                                                   10018966.00                 10023753.00
5/05                                                   10124109.00                 10132200.00
6/05                                                   10189098.00                 10187451.00
7/05                                                   10078946.00                 10094786.00
8/05                                                   10233613.00                 10224191.00
9/05                                                   10130762.00                 10118882.00
10/05                                                  10068800.00                 10038832.00
11/05                                                  10100946.00                 10083003.00
12/05                                                  10192583.00                 10178811.00

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Lehman Brothers Aggregate Bond Index. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the index does not include fees and expenses attributable to the Fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Aggregate Bond Index represents the performance of the bond market as a whole. Investors cannot invest directly in an index.

The Fund's shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

The performance for the Index reflects an initial investment at the end of the month following the Fund's inception.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

 6

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW (UNAUDITED)

HOW DID THE FUND PERFORM?
The JPMorgan Equity Index Trust seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").+ For the six months ended December 31, 2005, the Fund returned 5.74% versus its benchmark index, the S&P 500 return of 5.77%.

WHY DID THE FUND PERFORM THIS WAY?
During the six months, U.S. large-cap core equities produced solid returns overall. July and November proved to be especially favorable for the market, on the heels of positive earnings news. The two best-performing sectors for the period were non-energy minerals and industrial services. Only two sectors, consumer durables and communications, had negative returns.

HOW WAS THE FUND MANAGED?
All 500 stocks in the benchmark were held in the Fund at weights consistent with those in the benchmark. Changes in the benchmark's stock composition and weightings were implemented in the Fund in a timely, efficient and low-cost manner. When Standard & Poor's completed its second and final phase of transitioning the S&P 500 to a full "free-float" methodology++ in the third quarter, we implemented this change in a manner to limit negative tracking. Fund exposures at the stock level, sector level and factor level are closely monitored to ensure that unintended active bets are not in place. The Fund is fully invested at all times to minimize market risk and the resulting cash drag on performance. Typically, the Fund will be 99.50% invested in common stocks and 0.50% invested in equitized cash. Cash is equitized by investing in a combination of index futures contracts and exchange-traded funds.

FUND FACT
Fund Inception..............................................   February 7, 2005
Fiscal Year End.............................................   June 30
Net Assets as of 12/31/2005 (in Thousands)..................   $416,817
Primary Benchmark...........................................   S&P 500 Index

TOP TEN EQUITY HOLDINGS OF
THE PORTFOLIO*
General Electric Co. ..............   3.3%
Exxon Mobil Corp. .................   3.1%
Citigroup, Inc. ...................   2.2%
Microsoft Corp. ...................   2.1%
Procter & Gamble Co. ..............   1.7%
Bank of America Corp. .............   1.6%
Johnson & Johnson..................   1.5%
American International Group,
  Inc. ............................   1.5%
Pfizer, Inc. ......................   1.5%
Altria Group, Inc. ................   1.4%

PORTFOLIO COMPOSITION*
Financials.........................  21.1%
Information Technology.............  14.9%
Health Care........................  13.2%
Industrials........................  11.4%
Consumer Discretionary.............  10.5%
Consumer Staples...................   9.4%
Energy.............................   9.2%
Utilities..........................   3.3%
Materials..........................   3.0%
Telecommunication Services.........   3.0%
Mutual Funds.......................   0.1%
Short-Term Investments.............   0.1%
Investments of Cash Collateral for
  Securities on Loan...............  10.2%

---------------

* Percentages indicated are based upon net assets as of December 31, 2005. The Portfolio's composition is subject to change.

---------------

+ The advisor seeks to achieve the Fund's objective. There can be no guarantee it will be achieved. "S&P 500" is a registered service mark of Standard and Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.
++ A free float methodology includes only the shares that are currently available for trading in the market. S&P now uses float shares in the market-cap calculation of the cap weighted indices.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW (UNAUDITED), CONTINUED

---------------------------------------------------------------------------------
                      TOTAL RETURN AS OF DECEMBER 31, 2005
---------------------------------------------------------------------------------
                                                   INCEPTION DATE SINCE INCEPTION
---------------------------------------------------------------------------------
  Equity Index Trust                                 2/7/2005          5.45%
---------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE
[GRAPH]                 Value of $10,000,000 Investment

                                                   EQUITY INDEX TRUST             S&P 500 INDEX
                                                   ------------------             -------------
2/05                                                   10000000.00                 10210500.00
3/05                                                    9865939.00                 10029675.00
4/05                                                    9659081.00                  9839435.00
5/05                                                    9959883.00                 10152533.00
6/05                                                    9972784.00                 10166944.00
7/05                                                   10348609.00                 10545031.00
8/05                                                   10247942.00                 10448829.00
9/05                                                   10332482.00                 10533412.00
10/05                                                  10157241.00                 10357810.00
11/05                                                  10541423.00                 10749567.00
12/05                                                  10544858.00                 10753269.00

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust and S&P 500 Index. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the index does not include fees and expenses attributable to the Fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index represents the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

The Fund's shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that shareholder would pay on fund distributions or redemptions of fund shares.

The performance for the Index reflects an initial investment at the end of the month following the Fund's inception.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

 8

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW (UNAUDITED)

HOW DID THE FUND PERFORM?

The JPMorgan Intermediate Bond Trust seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities.+ The Fund returned 0.10% for the six-month period ended December 31, 2005, compared to a (0.01)% return of its benchmark, the Lehman Intermediate Government Credit Bond Index.

WHY DID THE FUND PERFORM IN THIS WAY?

The strategy has not changed since the Fund's inception earlier this year. It includes holding an overweight position in mortgage-backed securities, specifically well-structured collateralized mortgage obligations (CMOs). We maintain an underweight in the corporate, Treasury and agency sectors. Within the corporate sector, we continued to maintain a bias toward financial credits as well as higher-rated credit, which helped the Fund over the period.

Our sector allocation contributed to outperformance during the final six months of the year. Our overweight to the mortgage sector was positive as our security selection in this area added to excess returns. Our underweight to corporate bonds, particularly lower-rated investment-grade credits, was favorable as spreads on corporate bonds widened in varying degrees.

HOW WAS THE FUND MANAGED?

The Fund's diversification among the spread sectors helped the Fund as lower-rated corporate bonds underperformed. Securitized sectors, specifically mortgages, outperformed comparable-duration Treasuries. Higher-rated corporate securities led the corporate sector return relative to comparable-duration Treasuries, while lower-rated credits were the worst performing of the credit sector. The Portfolio's positioning in both higher-rated quality and BBB-and lower-rated investment-grade credits contributed to excess returns during the six-month period.

The yield curve continued to be vulnerable to inversion as the two-year and 10-year Treasuries hovered at the 4.40% level at year-end. If the flat curve persists, liquidity could suffer as traditional "carry" investors leave the market. This could lead to wider spreads.++

While spreads have widened from the summer and are no longer at the tight end of their 10-year historical range, they remain expensive. In the mortgage sector, we continue to favor MBS over agency debentures and seasoned MBS over new issues. Within the corporate sector, we believe that share buybacks, special dividends and other shareholder-friendly actions are likely to continue. At the same time, default rates are projected to rise in 2006. Given the likelihood of increased name-specific event risk, we continue to be selective among issuers, particularly in the BBB segment.

---------------
+ The advisor seeks to achieve the Fund's objective. There can be no guarantee it will be achieved.

FUND FACTS
Fund Inception..............................................   February 7, 2005
Fiscal Year End.............................................   June 30
Net Assets as of 12/31/2005 (in Thousands)..................   $349,861
Primary Benchmark...........................................   Lehman Brothers Intermediate Government Credit Bond Index

MATURITY DISTRIBUTION*
Less than one year...........................11.2%
Years 1-5....................................55.2%
Years 6-10...................................30.3%
Years 11-20...................................3.3%
Over 20 Years...................................--
Average years to Maturity...............12.7 years
Duration.................................3.7 years

PORTFOLIO COMPOSITION**
Collateralized Mortgage
Obligations..................................45.4%
Corporate Bonds..............................21.4%
U.S. Treasury Obligations....................16.1%
Mortgage Pass-Through Securities............. 6.1%
Asset Backed Securities...................... 3.0%
Commercial Mortgage
  Backed Securities.......................... 1.2%
U.S. Government Agencies..................... 0.9%
Foreign Governments.......................... 0.4%
Supranational............................. 0.0%(a)
Short-Term Investments....................... 4.8%
Investments of Cash Collateral
  on Securities Loaned....................... 5.5%

QUALITY BREAKDOWN*
Government Agency............................65.7%
AAA..........................................12.8%
AA............................................3.2%
A............................................12.3%
BBB...........................................4.1%
BB............................................1.4%
CCC & Other...................................0.5%

---------------

  * As of 12/31/05. The Portfolio's composition subject to change. Percentages for Maturity Distribution and Quality
     Breakdown are based on market value of securities.
 ** Percentages indicated are based upon net assets as of December 31, 2005.
(a)  Amount rounds to less than 0.1%
 ++ Carry investors are investors that borrow on the short end and invest in the long end, taking advantage of the difference in rates. As the curve flattens, the opportunity for the carry trade diminishes.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW (UNAUDITED), CONTINUED

---------------------------------------------------------------------------------
                      TOTAL RETURN AS OF DECEMBER 31, 2005
---------------------------------------------------------------------------------
                                                   INCEPTION DATE SINCE INCEPTION
---------------------------------------------------------------------------------
  Intermediate Bond Trust                            2/7/2005          1.69%
---------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE
[GRAPH]                 Value of $10,000,000 Investment

                                                                            LEHMAN BROTHERS AGGREGATE
                                                                             INTERMEDIATE GOVERNMENT
                                                 INTERMEDIATE BOND TRUST        CREDIT BOND INDEX
                                                 -----------------------    ---------------------
2/05                                                   10000000.00                  9945110.00
3/05                                                    9895920.00                  9893790.00
4/05                                                   10013700.00                 10007000.00
5/05                                                   10106700.00                 10096800.00
6/05                                                   10158400.00                 10139300.00
7/05                                                   10065700.00                 10055200.00
8/05                                                   10201700.00                 10172700.00
9/05                                                   10111300.00                 10086500.00
10/05                                                  10057700.00                 10031200.00
11/05                                                  10097000.00                 10074900.00
12/05                                                  10168800.00                 10138300.00

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Intermediate Bond Trust and the Lehman Brothers Intermediate Government Credit Bond Index. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the index does not include fees and expenses attributable to the Fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Investors cannot invest directly in an index.

The Fund's shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

The performance for the Index reflects an initial investment at the end of the month following the Fund's inception.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

 10

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS (90.1%):
ASSET BACKED SECURITIES (1.7%):
$  1,496    American Express Credit Account
              Master Trust Series 2004-3,
              Class A, 4.35%, 12/15/11.....  $    1,474
            AmeriCredit Automobile
            Receivables Trust
     562    Series 2001-C, Class A4, 5.01%,
              07/14/08.....................         562
   1,257    Series 2001-D, Class A4, 4.41%,
              11/12/08.....................       1,256
     730    Series 2002-A, Class A4, 4.61%,
              01/12/09.....................         729
     704    Series 2002-D, Class A4, 3.40%,
              04/13/09.....................         698
     389    Series 2003-BX, Class A4A,
              2.72%, 01/06/10..............         383
   1,056    Capital One Master Trust
              Series 2001-5, Class A,
              5.30%, 06/15/09..............       1,059
            Citibank Credit Card Issuance
              Trust
   3,843    Series 2002-C2, Class C2,
              6.95%, 02/18/14..............       4,164
   2,150    Series 2005-B1, Class B1,
              4.40%, 09/15/10..............       2,118
   1,832    CNH Equipment Trust Series
              2003-B, Class A4B, 3.38%,
              02/15/11.....................       1,787
     940    Conseco Finance Series 2001-B,
              Class 1M1, 7.27%, 06/15/32...         952
  13,681    Countrywide Asset-Backed
              Certificates Series 2004-AB2,
              Class A2, FRN, 4.65%,
              05/25/36.....................      13,701
     652    Ford Credit Auto Owner Trust
              Series 2004-A, Class A3,
              2.93%, 03/15/08..............         645
   1,112    GE Capital Mortgage Services,
              Inc. Series 1999-HE, Class M,
              6.71%, 04/25/29..............       1,113
     419    Green Tree Financial Corp.
              Series 1995-4, Class A6,
              7.30%, 06/15/25..............         426
            Household Automotive Trust
     849    Series 2001-3, Class A4, 4.37%,
              12/17/08.....................         848
   1,225    Series 2005-1 Class A4, 4.35%,
              06/18/12.....................       1,205

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
ASSET BACKED SECURITIES, CONTINUED:
            MBNA Credit Card Master Note
              Trust
$  2,422    Series 2002-C1, Class C1,
              6.80%, 07/15/14..............  $    2,610
   1,012    Series 2003-C1, Class C1, FRN,
              6.07%, 06/15/12..............       1,067
            MBNA Master Credit Card Trust
              USA
   1,760    Series 1999-J, Class C, 7.85%,
              02/15/12 (e).................       1,929
   1,540    Series 2000-D, Class C, 8.40%,
              09/15/09 (e).................       1,605
            Onyx Acceptance Grantor Trust
     616    Series 2002-C, Class A4, 4.07%,
              04/15/09.....................         616
     481    Series 2002-D, Class A4, 3.10%,
              07/15/09.....................         479
     300    Series 2004-B, Class A3, 3.09%,
              09/15/08.....................         298
     400    Residential Asset Mortgage
              Products, Inc. Series
              2001-RS3, Class AI4, SUB,
              6.29%, 10/25/31..............         399
   1,293    Textron Financial Corp.
              Receivables Trust Series
              2000-C, Class A3, 6.61%,
              02/15/15 (e).................       1,300
            WFS Financial Owner Trust
   1,191    Series 2002-2, Class A4, SUB,
              4.50%, 02/20/10..............       1,191
     922    Series 2002-3, Class A4, 3.50%,
              02/20/10.....................         916
   1,180    Series 2002-4, Class A4A,
              3.11%, 08/20/10..............       1,163
     968    Series 2003-2, Class A4, 2.41%,
              12/20/10.....................         953
   1,296    Series 2003-4, Class A4, 3.15%,
              05/20/11.....................       1,272
     471    Series 2004-1, Class A3, 2.19%,
              06/20/08.....................         468
     440    Series 2004-2, Class A3, 2.85%,
              09/22/08.....................         437
                                             ----------
  Total Asset Backed Securities
    (Cost $50,368)                               49,823
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (47.8%):
Agency CMO (35.5%):
            Federal Home Loan Bank System
   5,000    Series 2000, Class Y, 5.27%,
              12/28/12.....................       5,018
  16,835    Series 2012, Class A, 4.72%,
              09/20/12.....................      16,498



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
            Federal Home Loan Mortgage
              Corp.
$    204    Series 11, Class D, 9.50%,
              07/15/20.....................  $      204
      53    Series 22, Class C, 9.50%,
              04/15/20.....................          53
      79    Series 23, Class F, 9.60%,
              04/15/20.....................          79
       2    Series 41, Class I, HB, 84.00%,
              05/15/20.....................           2
      13    Series 47, Class F, 10.00%,
              06/15/20.....................          13
      33    Series 99, Class Z, 9.50%,
              01/15/21.....................          33
      36    Series 1065, Class J, 9.00%,
              04/15/21.....................          36
      12    Series 1079, Class S, IF,
              19.13%, 05/15/21.............          12
      77    Series 1084, Class F, FRN,
              5.33%, 05/15/21..............          77
      54    Series 1084, Class S, IF,
              25.54%, 05/15/21.............          55
      63    Series 1116, Class I, 5.50%,
              08/15/21.....................          63
      46    Series 1144, Class KB, 8.50%,
              09/15/21.....................          46
     767    Series 1212, Class IZ, 8.00%,
              02/15/22.....................         767
     103    Series 1250, Class J, 7.00%,
              05/15/22.....................         103
     123    Series 1343, Class LA, 8.00%,
              08/15/22.....................         126
     156    Series 1343, Class LB, 7.50%,
              08/15/22.....................         158
     309    Series 1370, Class JA, FRN,
              5.53%, 09/15/22..............         311
   1,285    Series 1466, Class PZ, 7.50%,
              02/15/23.....................       1,328
      23    Series 1470, Class F, FRN,
              4.07%, 02/15/23..............          22
   1,507    Series 1498, Class I, FRN,
              5.53%, 04/15/23..............       1,531
   1,826    Series 1502, Class PX, 7.00%,
              04/15/23.....................       1,882
     251    Series 1505, Class Q, 7.00%,
              05/15/23.....................         258
      27    Series 1506, Class F, FRN,
              4.84%, 05/15/08..............          26
       6    Series 1506, Class S, IF,
              13.05%, 05/15/08.............           6

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  1,869    Series 1512, Class J, 6.50%,
              05/15/08.....................  $    1,884
     358    Series 1513, Class N, 6.50%,
              05/15/08.....................         361
     608    Series 1518, Class G, IF,
              4.88%, 05/15/23..............         587
     213    Series 1541, Class M, IF,
              14.95%, 07/15/23.............         240
     581    Series 1541, Class O, FRN,
              3.78%, 07/15/23..............         559
     132    Series 1544, Class J, IF,
              8.40%, 07/15/08..............         133
     668    Series 1558, Class D, 6.50%,
              07/15/23.....................         680
      54    Series 1570, Class F, FRN,
              4.69%, 08/15/23..............          54
   2,112    Series 1573, Class PZ, 7.00%,
              09/15/23.....................       2,214
     103    Series 1575, Class FB, FRN,
              5.88%, 08/15/08..............         104
      43    Series 1575, Class SB, IF,
              6.38%, 08/15/08..............          42
   1,223    Series 1591, Class PV, 6.25%,
              10/15/23.....................       1,251
     183    Series 1595, Class D, 7.00%,
              10/15/13.....................         187
     533    Series 1596, Class D, 6.50%,
              10/15/13.....................         547
      31    Series 1602, Class SA, IF,
              8.53%, 10/15/23..............          24
     181    Series 1604, Class SA, IF,
              9.66%, 11/15/08..............         186
     297    Series 1606, Class SC, IF,
              13.43%, 11/15/08.............         317
      72    Series 1607, Class SA, IF,
              13.40%, 10/15/13.............          82
   3,300    Series 1608, Class L, 6.50%,
              09/15/23.....................       3,440
   1,466    Series 1609, Class L, IF,
              7.85%, 11/15/23..............       1,449
     802    Series 1611, Class JA, FRN,
              5.63%, 08/15/23..............         811
     764    Series 1611, Class JB, IF,
              7.25%, 08/15/23..............         734
     325    Series 1612, Class SD, IF,
              9.88%, 11/15/08..............         334
     186    Series 1625, Class SD, IF,
              8.50%, 12/15/08..............         193
   1,000    Series 1638, Class H, 6.50%,
              12/15/23.....................       1,049



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 12

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  2,200    Series 1642, Class PJ, 6.00%,
              11/15/23.....................  $    2,233
      99    Series 1659, Class SB, IF,
              8.50%, 01/15/09..............         102
      16    Series 1671, Class QC, IF,
              10.00%, 02/15/24.............          17
     101    Series 1685, Class Z, 6.00%,
              11/15/23.....................         102
      21    Series 1686, Class SH, FRN,
              9.39%, 02/15/24..............          23
     178    Series 1689, Class SD, IF,
              9.51%, 10/15/23..............         182
     440    Series 1695, Class EB, 7.00%,
              03/15/24.....................         474
     395    Series 1698, Class SC, IF,
              9.98%, 03/15/09..............         431
     150    Series 1699, Class FC, FRN,
              4.98%, 03/15/24..............         152
   1,101    Series 1706, Class K, 7.00%,
              03/15/24.....................       1,157
      73    Series 1709, Class FA, FRN,
              3.67%, 03/15/24..............          72
     217    Series 1745, Class D, 7.50%,
              08/15/24.....................         218
   1,908    Series 1798, Class F, 5.00%,
              05/15/23.....................       1,875
     264    Series 1807, Class A, 6.00%,
              11/15/08.....................         266
      35    Series 1807, Class G, 9.00%,
              10/15/20.....................          37
     531    Series 1829, Class ZB, 6.50%,
              03/15/26.....................         546
      75    Series 1844, Class E, 6.50%,
              10/15/13.....................          76
     543    Series 1863, Class Z, 6.50%,
              07/15/26.....................         556
     334    Series 1890, Class H, 7.50%,
              09/15/26.....................         346
     942    Series 1899, Class ZE, 8.00%,
              09/15/26.....................       1,000
      52    Series 1935, Class FL, FRN,
              5.08%, 02/15/27..............          53
     785    Series 1963, Class Z, 7.50%,
              01/15/27.....................         810
     132    Series 1970, Class PG, 7.25%,
              07/15/27.....................         132
   1,146    Series 1981, Class Z, 6.00%,
              05/15/27.....................       1,151
     521    Series 1987, Class PE, 7.50%,
              09/15/27.....................         537

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$     82    Series 2017, Class SE, IF,
              12.55%, 12/15/08.............  $       87
   1,059    Series 2019, Class Z, 6.50%,
              12/15/27.....................       1,090
     887    Series 2025, Class PE, 6.30%,
              01/15/13.....................         905
   1,210    Series 2040, Class PE, 7.50%,
              03/15/28.....................       1,271
     435    Series 2043, Class CJ, 6.50%,
              04/15/28.....................         452
   1,543    Series 2054, Class PV, 7.50%,
              05/15/28.....................       1,612
   1,203    Series 2055, Class OE, 6.50%,
              05/15/13.....................       1,236
   3,485    Series 2075, Class PH, 6.50%,
              08/15/28.....................       3,588
   2,090    Series 2075, Class PM, 6.25%,
              08/15/28.....................       2,152
   1,895    Series 2086, Class GB, 6.00%,
              09/15/28.....................       1,928
   4,490    Series 2095, Class PE, 6.00%,
              11/15/28.....................       4,589
     738    Series 2097, Class PV, 6.00%,
              09/15/09.....................         747
   2,613    Series 2102, Class TC, 6.00%,
              12/15/13.....................       2,670
   1,690    Series 2102, Class TU, 6.00%,
              12/15/13.....................       1,727
   6,841    Series 2115, Class PE, 6.00%,
              01/15/14.....................       6,992
   1,946    Series 2125, Class JZ, 6.00%,
              02/15/29.....................       1,980
     569    Series 2130, Class QR, 6.00%,
              02/15/28.....................         571
     365    Series 2132, Class SB, IF,
              11.57%, 03/15/29.............         398
     294    Series 2134, Class PI, IO,
              6.50%, 03/15/20..............          56
     381    Series 2143, Class CD, 6.00%,
              02/15/28.....................         384
   1,760    Series 2169, Class TB, 7.00%,
              06/15/29.....................       1,866
   1,100    Series 2172, Class QC, 7.00%,
              07/15/29.....................       1,182
   1,377    Series 2176, Class OJ, 7.00%,
              08/15/29.....................       1,435
     550    Series 2189, Class SA, IF,
              8.95%, 02/15/28..............         570
   1,245    Series 2201, Class C, 8.00%,
              11/15/29.....................       1,306



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$    908    Series 2209, Class TC, 8.00%,
              01/15/30.....................  $      968
   1,243    Series 2210, Class Z, 8.00%,
              01/15/30.....................       1,306
     295    Series 2224, Class CB, 8.00%,
              03/15/30.....................         306
   1,034    Series 2230, Class Z, 8.00%,
              04/15/30.....................       1,072
     886    Series 2234, Class PZ, 7.50%,
              05/15/30.....................         926
     784    Series 2247, Class Z, 7.50%,
              08/15/30.....................         794
   1,014    Series 2256, Class MC, 7.25%,
              09/15/30.....................       1,041
   2,007    Series 2259, Class ZM, 7.00%,
              10/15/30.....................       2,084
     119    Series 2261, Class ZY, 7.50%,
              10/15/30.....................         121
     260    Series 2262, Class Z, 7.50%,
              10/15/30.....................         264
   2,007    Series 2271, Class PC, 7.25%,
              12/15/30.....................       2,069
   1,816    Series 2283, Class K, 6.50%,
              12/15/23.....................       1,915
     215    Series 2295, Class VB, 6.50%,
              07/15/16.....................         215
   1,238    Series 2296, Class PD, 7.00%,
              03/15/31.....................       1,271
     101    Series 2299, Class G, 7.00%,
              05/15/14.....................         101
     149    Series 2304, Class VB, 6.50%,
              07/15/16.....................         149
   1,220    Series 2313, Class LA, 6.50%,
              05/15/31.....................       1,260
     273    Series 2317, Class VG, 6.50%,
              04/15/31.....................         274
     922    Series 2323, Class VO, 6.00%,
              10/15/22.....................         934
   2,332    Series 2325, Class PM, 7.00%,
              06/15/31.....................       2,483
   1,320    Series 2335, Class VH, 7.00%,
              05/15/14.....................       1,343
   6,800    Series 2344, Class QG, 6.00%,
              08/15/16.....................       6,963
  12,368    Series 2344, Class ZD, 6.50%,
              08/15/31.....................      12,896
   1,205    Series 2344, Class ZJ, 6.50%,
              08/15/31.....................       1,240
   1,333    Series 2345, Class NE, 6.50%,
              08/15/31.....................       1,371

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  1,615    Series 2345, Class PQ, 6.50%,
              08/15/16.....................  $    1,670
     410    Series 2345, Class PV, 6.50%,
              01/15/24.....................         412
     664    Series 2349, Class NW, 6.50%,
              10/15/16.....................         665
     816    Series 2351, Class PZ, 6.50%,
              08/15/31.....................         852
     426    Series 2353, Class PC, 6.50%,
              09/15/15.....................         425
   2,468    Series 2353, Class TD, 6.00%,
              09/15/16.....................       2,539
   2,159    Series 2355, Class BP, 6.00%,
              09/15/16.....................       2,211
      27    Series 2357, Class VX, 6.50%,
              12/15/17.....................          27
     880    Series 2359, Class PM, 6.00%,
              09/15/16.....................         902
   1,320    Series 2359, Class ZB, 8.50%,
              06/15/31.....................       1,540
   4,049    Series 2360, Class PG, 6.00%,
              09/15/16.....................       4,136
   2,856    Series 2362, Class PD, 6.50%,
              06/15/20.....................       2,901
     757    Series 2362, Class PJ, 6.50%,
              10/15/28.....................         764
     915    Series 2363, Class PF, 6.00%,
              09/15/16.....................         936
   1,689    Series 2366, Class MD, 6.00%,
              10/15/16.....................       1,730
   1,848    Series 2367, Class ME, 6.50%,
              10/15/31.....................       1,933
   1,673    Series 2371, Class VB, 6.00%,
              08/15/15.....................       1,691
     790    Series 2374, Class PV, 5.50%,
              12/15/14.....................         792
     726    Series 2391, Class QE, 5.50%,
              05/15/15.....................         727
   5,939    Series 2391, Class QR, 5.50%,
              12/15/16.....................       6,022
   1,005    Series 2391, Class VQ, 6.00%,
              10/15/12.....................       1,027
   2,200    Series 2392, Class PV, 6.00%,
              12/15/20.....................       2,236
   2,281    Series 2394, Class MC, 6.00%,
              12/15/16.....................       2,337
   2,200    Series 2399, Class OH, 6.50%,
              01/15/32.....................       2,282
   3,520    Series 2399, Class TH, 6.50%,
              01/15/32.....................       3,651



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 14

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  4,272    Series 2410, Class NG, 6.50%,
              02/15/32.....................  $    4,433
   1,437    Series 2410, Class OE, 6.38%,
              02/15/32.....................       1,471
   3,152    Series 2410, Class QS, IF,
              8.14%, 02/15/32..............       3,212
     556    Series 2412, Class SE, IF,
              7.11%, 02/15/09..............         555
   1,595    Series 2412, Class SP, IF,
              7.36%, 02/15/32..............       1,525
     310    Series 2419, Class V, 6.50%,
              12/15/12.....................         310
   4,140    Series 2420, Class XK, 6.50%,
              02/15/32.....................       4,301
   2,595    Series 2423, Class MC, 7.00%,
              03/15/32.....................       2,691
   2,650    Series 2423, Class MT, 7.00%,
              03/15/32.....................       2,748
   1,964    Series 2425, Class OB, 6.00%,
              03/15/17.....................       2,014
   2,640    Series 2430, Class WF, 6.50%,
              03/15/32.....................       2,763
   3,080    Series 2434, Class TC, 7.00%,
              04/15/32.....................       3,215
     660    Series 2435, Class CJ, 6.50%,
              04/15/32.....................         696
   2,200    Series 2435, Class VH, 6.00%,
              07/15/20.....................       2,245
   3,356    Series 2436, Class MC, 7.00%,
              04/15/32.....................       3,496
   1,303    Series 2450, Class GZ, 7.00%,
              05/15/32.....................       1,360
   1,277    Series 2454, Class BG, 6.50%,
              08/15/31.....................       1,298
   4,428    Series 2455, Class GK, 6.50%,
              05/15/32.....................       4,626
   1,100    Series 2458, Class QE, 5.50%,
              06/15/17.....................       1,119
   2,713    Series 2460, Class VZ, 6.00%,
              11/15/29.....................       2,761
   1,392    Series 2461, Class VB, 6.50%,
              04/15/18.....................       1,398
   3,080    Series 2462, Class JG, 6.50%,
              06/15/32.....................       3,206
   2,244    Series 2466, Class PG, 6.50%,
              04/15/32.....................       2,331
   1,100    Series 2466, Class PH, 6.50%,
              06/15/32.....................       1,159
   2,200    Series 2474, Class NR, 6.50%,
              07/15/32.....................       2,295

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$    904    Series 2480, Class PV, 6.00%,
              07/15/11.....................  $      923
   1,977    Series 2484, Class LZ, 6.50%,
              07/15/32.....................       2,087
      34    Series 2496, Class LD, 8.50%,
              11/15/15.....................          34
   2,404    Series 2498, Class UD, 5.50%,
              06/15/16.....................       2,421
   2,161    Series 2500, Class GD, 5.50%,
              12/15/15.....................       2,169
   2,640    Series 2500, Class MC, 6.00%,
              09/15/32.....................       2,697
   1,981    Series 2500, Class TD, 5.50%,
              02/15/16.....................       1,990
     500    Series 2503, Class BH, 5.50%,
              09/15/17.....................         508
   1,320    Series 2512, Class PG, 5.50%,
              10/15/22.....................       1,322
     447    Series 2513, Class VA, 6.00%,
              08/15/13.....................         447
   4,399    Series 2515, Class DE, 4.00%,
              03/15/32.....................       4,072
   2,027    Series 2518, Class PX, 5.50%,
              09/15/13.....................       2,050
     649    Series 2519, Class BT, 8.50%,
              09/15/31.....................         700
     839    Series 2521, Class PU, 5.50%,
              05/15/10.....................         848
   2,727    Series 2527, Class VU, 5.50%,
              10/15/13.....................       2,750
   1,980    Series 2535, Class BK, 5.50%,
              12/15/22.....................       2,003
   2,640    Series 2537, Class TE, 5.50%,
              12/15/17.....................       2,679
   1,320    Series 2541, Class GX, 5.50%,
              02/15/17.....................       1,334
   2,200    Series 2543, Class YX, 6.00%,
              12/15/32.....................       2,247
   2,860    Series 2544, Class HC, 6.00%,
              12/15/32.....................       2,952
   2,957    Series 2552, Class ME, 6.00%,
              01/15/33.....................       3,080
   2,640    Series 2565, Class MB, 6.00%,
              05/15/30.....................       2,688
   1,496    Series 2567, Class QD, 6.00%,
              02/15/33.....................       1,541
     813    Series 2571, Class SK, IF,
              15.66%, 09/15/23.............         953
   4,399    Series 2575, Class ME, 6.00%,
              02/15/33.....................       4,492



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  2,140    Series 2594, Class VA, 6.00%,
              03/15/14.....................  $    2,182
   4,629    Series 2594, Class VP, 6.00%,
              02/15/14.....................       4,714
   4,135    Series 2594, Class VQ, 6.00%,
              08/15/20.....................       4,199
   1,612    Series 2596, Class QG, 6.00%,
              03/15/33.....................       1,667
   1,320    Series 2611, Class UH, 4.50%,
              05/15/18.....................       1,256
   1,760    Series 2617, Class GR, 4.50%,
              05/15/18.....................       1,679
     508    Series 2619, Class HR, 3.50%,
              11/15/31.....................         475
   1,000    Series 2628, Class WA, 4.00%,
              07/15/28.....................         935
  16,000    Series 2630, Class KN, 2.50%,
              04/15/13.....................      15,455
   2,640    Series 2631, Class LC, 4.50%,
              06/15/18.....................       2,522
   1,378    Series 2636, Class Z, 4.50%,
              06/15/18.....................       1,298
     197    Series 2638, Class DS, IF,
              4.23%, 07/15/23..............         160
     421    Series 2638, Class IA, IO,
              5.00%, 02/15/15..............           3
   3,616    Series 2643, Class KG, 4.00%,
              05/15/18.....................       3,596
   2,452    Series 2651, Class VZ, 4.50%,
              07/15/18.....................       2,309
   2,228    Series 2656, Class SH, IF,
              8.49%, 02/15/25..............       2,256
   3,723    Series 2668, Class SB, IF,
              3.32%, 10/15/15..............       3,587
   2,200    Series 2672, Class ME, 5.00%,
              11/15/22.....................       2,164
     740    Series 2672, Class SJ, IF,
              3.27%, 09/15/16..............         670
   6,599    Series 2675, Class CK, 4.00%,
              09/15/18.....................       6,067
   2,988    Series 2682, Class YS, IF,
              2.43%, 10/15/33..............       2,135
     533    Series 2683, Class VA, 5.50%,
              02/15/21.....................         539
   1,760    Series 2686, Class GB, 5.00%,
              05/15/20.....................       1,754
   2,190    Series 2691, Class WS, IF,
              2.45%, 10/15/33..............       1,553
   2,000    Series 2695, Class DE, 4.00%,
              01/15/17.....................       1,894

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  1,407    Series 2702, Class PC, 5.00%,
              01/15/23.....................  $    1,382
   1,470    Series 2705, Class SC, IF,
              2.45%, 11/15/33..............       1,037
   2,776    Series 2705, Class SD, IF,
              3.38%, 11/15/33..............       2,040
   2,000    Series 2715, Class OG, 5.00%,
              01/15/23.....................       1,957
   3,520    Series 2716, Class UN, 4.50%,
              12/15/23.....................       3,337
   1,760    Series 2720, Class PC, 5.00%,
              12/15/23.....................       1,731
   9,019    Series 2727, Class BS, IF,
              2.52%, 01/15/34..............       5,367
     244    Series 2733, Class GF, FRN,
              0.00%, 09/15/33..............         241
   1,072    Series 2739, Class S, IF,
              3.26%, 01/15/34..............         833
   1,193    Series 2744, Class FE, FRN,
              0.00%, 02/15/34..............       1,116
     880    Series 2744, Class PC, 5.50%,
              01/15/31.....................         891
   1,991    Series 2744, Class PE, 5.50%,
              02/15/34.....................       2,025
   3,891    Series 2744, Class TU, 5.50%,
              05/15/32.....................       3,891
     958    Series 2753, Class S, IF,
              3.26%, 02/15/34..............         634
   4,340    Series 2755, Class SA, IF,
              5.46%, 05/15/30..............       4,027
   1,079    Series 2766, Class SX, IF,
              3.36%, 03/15/34..............         843
     531    Series 2771, Class FG, FRN,
              0.00%, 03/15/34..............         411
   2,636    Series 2776, Class SK, IF,
              2.52%, 04/15/34..............       2,026
   1,008    Series 2778, Class BS, IF
              4.83%, 04/15/34..............         921
   1,112    Series 2780, Class JG, 4.50%,
              04/15/20.....................       1,055
   2,000    Series 2809, Class UB, 4.00%,
              09/15/17.....................       1,888
     332    Series 2827, Class SQ, FRN,
              7.50%, 01/15/20..............         342
     838    Series 2888, Class SL, IF,
              3.66%, 11/15/34..............         823
     302    Series 2925, Class ZM, 5.00%,
              01/15/35.....................         300
     771    Series 2958, Class KB, 5.50%,
              04/15/35.....................         769



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 16

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  1,000    Series 2958, Class QD, 4.50%,
              04/15/20.....................  $      961
   2,162    Series 2962, Class Z, 4.50%,
              04/15/20.....................       2,155
  10,000    Series 2971, Class GB, 5.00%,
              11/15/16.....................      10,039
   1,000    Series 2971, Class GC, 5.00%,
              07/15/18.....................         997
   1,610    Series 3027, Class PZ, 4.50%,
              09/15/25.....................       1,608
   7,500    Series 3047, Class OB, 5.50%,
              12/15/33.....................       7,584
   1,103    Series 3047, Class OD, 5.50%,
              10/15/35.....................       1,096
   2,500    Series 3064, Class OB, 5.50%,
              07/15/29.....................       2,512
   2,592    Series 55, Class GL, IF, IO,
              0.60%, 04/25/24..............          18
      16    Series 134, Class B, IO, 9.00%,
              04/01/22.....................           4
      --(h) Series 1172, Class L, IO, VAR,
              HB, 1181.25%, 11/15/21.......           1
       3    Series 1196, Class B, IO, HB,
              657.68%, 01/15/22............           5
     268    Series 1455, Class WB, IF,
              2.49%, 12/15/22..............         239
      41    Series 1465, Class SA, IF, IO,
              4.63%, 02/15/08..............          --(h)
      90    Series 1506, Class SD, IF, IO
              4.13%, 05/15/08..............           2
     143    Series 1561, Class TA, PO,
              08/15/08.....................         136
     746    Series 1700, Class GA, PO,
              02/15/24.....................         675
      45    Series 1865, Class D, PO,
              02/15/24.....................          35
     255    Series 1900, Class TA, PO,
              08/15/08.....................         245
     190    Series 1967, Class PC, PO,
              10/15/08.....................         181
     390    Series 2033, Class SN, IF, IO,
              17.11%, 03/15/24.............         106
   1,095    Series 2038, Class PN, IO,
              7.00%, 03/15/28..............         195
   1,355    Series 2089, Class PJ, IO,
              7.00%, 10/15/28..............         307
     184    Series 2135, Class UK, IO,
              6.50%, 03/15/14..............          28
     191    Series 2141, IO, 7.00%,
              04/15/29.....................          38

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$    400    Series 2163, Class PC, IO,
              7.50%, 06/15/29..............  $       83
     340    Series 2306, Class K, PO,
              05/15/24.....................         293
     804    Series 2306, Class SE, IF, IO,
              6.15%, 05/15/24..............         105
     151    Series 2382, Class TL, IO,
              6.50%, 02/15/31..............          10
   1,252    Series 2410, Class QX, IF, IO,
              4.28%, 02/15/32..............         128
   2,335    Series 2444, Class ES, IF, IO,
              3.58%, 03/15/32..............         203
   1,868    Series 2450, Class SW, IF, IO,
              3.63%, 03/15/32..............         169
   3,319    Series 2513, Class YO, PO,
              02/15/32.....................       2,833
   3,201    Series 2586, Class WI, IO,
              6.50%, 03/15/33..............         683
   8,726    Series 2597, Class DS, IF, IO,
              3.18%, 02/15/33..............         571
  11,839    Series 2599, Class DS, IF, IO,
              2.63%, 02/15/33..............         663
  13,866    Series 2610, Class DS, IF, IO,
              2.73%, 03/15/33..............         794
  14,173    Series 2611, Class SH, IF, IO,
              3.28%, 10/15/21..............       1,003
   2,152    Series 2619, Class IM, IO,
              5.00%, 10/15/21..............         295
     717    Series 2624, Class IU, IO,
              5.00%, 06/15/33..............         161
  13,071    Series 2626, Class NS, IF, IO,
              2.18%, 06/15/23..............         711
     737    Series 2633, Class EO, PO
              08/15/33.....................         519
   4,072    Series 2637, Class SA, IF, IO,
              1.73%, 06/15/18..............         159
   5,484    Series 2638, Class SA, IF, IO,
              2.73%, 11/15/16..............         310
     968    Series 2640, Class UG, IO,
              5.00%, 01/15/32..............         323
   1,472    Series 2640, Class UR, IO,
              4.50%, 08/15/17..............         149
   1,272    Series 2643, Class HI, IO,
              4.50%, 12/15/16..............         134
   3,520    Series 2684, Class TO, PO,
              10/15/33.....................       1,947
   5,521    Series 2686, Class NS, IF, IO,
              3.23%, 10/15/21..............         398



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$    731    Series 2696, Class CO, PO,
              10/15/18.....................  $      482
   5,441    Series 2721, Class PI, IO,
              5.00%, 05/15/16..............         374
     326    Series 2727, PO, 01/15/34......         177
   4,065    Series 2749, Class PK, IO,
              5.00%, 09/15/22..............         252
     824    Series 2769, PO, 03/15/34......         589
     351    Series 2841, Class GO, PO,
              08/15/34.....................         339
   1,982    Series 2846, PO, 08/15/34......       1,649
     779    Series 2849, PO, 08/15/34......         694
   1,100    Series 2975, Class KO, PO,
              05/15/35.....................         885
     867    Series T-58, Class A, PO,
              09/25/43.....................         739
            Federal Home Loan Mortgage Corp.
              Structured Pass Through Securities
   2,069    Series T-41, Class 3A, 7.50%,
              07/25/32.....................       2,161
   1,346    Series T-51, Class 2A, VAR,
              7.50%, 08/25/42..............       1,391
   6,376    Series T-54, Class 2A, 6.50%,
              02/25/43.....................       6,539
   2,213    Series T-54, Class 3A, 7.00%,
              02/25/43.....................       2,316
            Federal Home Loan Mortgage
              Corp.- Government National
              Mortgage Association
   1,252    Series 8, Class ZA, 7.00%,
              03/25/23.....................       1,287
     371    Series 29, Class J, 7.00%,
              09/25/23.....................         372
            Federal National Mortgage
              Association
      32    Series 1988-7, Class Z, 9.25%,
              04/25/18.....................          34
      90    Series 1989-70, Class G, 8.00%,
              10/25/20.....................          95
      31    Series 1989-78, Class H, 9.40%,
              11/25/20.....................          34
      62    Series 1989-83, Class H, 8.50%,
              11/25/20.....................          66
      61    Series 1989-89, Class H, 9.00%,
              11/25/20.....................          66
      54    Series 1990-1, Class D, 8.80%,
              01/25/20.....................          58
      11    Series 1990-60, Class K, 5.50%,
              06/25/20.....................          11

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$     19    Series 1990-63, Class H, 9.50%,
              06/25/20.....................  $       20
      22    Series 1990-93, Class G, 5.50%,
              08/25/20.....................          22
      --(h) Series 1990-94, Class H, HB,
              505.92%, 08/25/20............           5
      86    Series 1990-102, Class J,
              6.50%, 08/25/20..............          88
     145    Series 1990-120, Class H,
              9.00%, 10/25/20..............         152
      13    Series 1990-134, Class SC, IF,
              14.99%, 11/25/20.............          17
      69    Series 1991-24, Class Z, 5.00%,
              03/25/21.....................          68
      73    Series 1992-38, Class Z, 7.50%,
              02/25/22.....................          75
      13    Series 1992-101, Class J,
              7.50%, 06/25/22..............          13
     324    Series 1992-136, Class PK,
              6.00%, 08/25/22..............         329
     254    Series 1992-143, Class MA,
              5.50%, 09/25/22..............         256
     586    Series 1992-156, Class K,
              7.50%, 09/25/07..............         593
     565    Series 1992-163, Class M,
              7.75%, 09/25/22..............         595
   1,018    Series 1992-188, Class PZ,
              7.50%, 10/25/22..............       1,075
       7    Series 1992-201, Class SB, IF,
              13.56%, 10/25/22.............           7
     142    Series 1993-8, Class H, 7.00%,
              01/25/08.....................         144
     432    Series 1993-21, Class KA,
              7.70%, 03/25/23..............         454
     614    Series 1993-25, Class J, 7.50%,
              03/25/23.....................         644
     170    Series 1993-27, Class SA, IF,
              15.50%, 02/25/23.............         215
     423    Series 1993-55, Class K, 6.50%,
              05/25/08.....................         427
     182    Series 1993-59, Class FA, FRN,
              5.16%, 05/25/08..............         183
     272    Series 1993-62, Class SA, IF,
              13.09%, 04/25/23.............         309
      51    Series 1993-72, Class F, FRN,
              4.09%, 05/25/08..............          50
      29    Series 1993-107, Class F, FRN,
              4.04%, 06/25/08..............          28
     381    Series 1993-164, Class SC, IF,
              11.61%, 09/25/08.............         407



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 18

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$    127    Series 1993-165, Class SD, IF,
              8.09%, 09/25/23..............  $      133
     276    Series 1993-165, Class SK, IF,
              12.50%, 09/25/23.............         323
     713    Series 1993-167, Class GA,
              7.00%, 09/25/23..............         733
     107    Series 1993-175, Class SA, IF,
              12.46%, 09/25/08.............         117
     192    Series 1993-179, Class SB, IF,
              15.79%, 10/25/23.............         223
     128    Series 1993-179, Class SC, IF,
              10.50%, 10/25/23.............         141
     109    Series 1993-186, Class SA, IF,
              9.25%, 09/25/08..............         112
     320    Series 1993-190, Class S, IF,
              9.66%, 10/25/08..............         329
     107    Series 1993-196, Class FA, FRN
              4.09%, 10/25/08..............         105
      60    Series 1993-196, Class SB, IF,
              9.25%, 10/25/08..............          62
     134    Series 1993-197, Class SB, IF
              9.43%, 10/25/08..............         137
     710    Series 1993-199, Class FA, FRN,
              4.96%, 10/25/23..............         718
     673    Series 1993-220, Class SG, IF,
              7.19%, 11/25/13..............         664
     412    Series 1993-221, Class FH, FRN,
              5.51%, 12/25/08..............         416
     200    Series 1993-221, Class SE, IF,
              9.50%, 12/25/08..............         209
     296    Series 1993-225, Class UB,
              6.50%, 12/25/23..............         307
      35    Series 1993-225, Class VO, IF,
              9.09%, 12/25/22..............          36
     118    Series 1993-230, Class FA, FRN,
              5.01%, 12/25/23..............         120
     403    Series 1993-233, Class SB, IF,
              11.64%, 12/25/08.............         421
     565    Series 1993-247, Class FE, FRN,
              5.41%, 12/25/23..............         576
     262    Series 1993-247, Class SU, IF,
              9.76%, 12/25/23..............         298
   1,168    Series 1993-250, Class Z,
              7.00%, 12/25/23..............       1,207
      61    Series 1994-12, Class FC, FRN
              4.24%, 01/25/09..............          61
      47    Series 1994-13, Class SK, IF,
              12.88%, 02/25/09.............          50
      10    Series 1994-33, Class F, FRN,
              4.81%, 03/25/09..............          10

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$    203    Series 1994-33, Class FA, FRN,
              4.19%, 03/25/09..............  $      198
   1,206    Series 1994-34, Class DZ,
              6.00%, 03/25/09..............       1,219
   2,135    Series 1994-37, Class L, 6.50%,
              03/25/24.....................       2,192
   6,597    Series 1994-40, Class Z, 6.50%,
              03/25/24.....................       6,869
     283    Series 1994-55, Class G, 6.75%,
              12/25/23.....................         284
     278    Series 1995-2, Class Z, 8.50%,
              01/25/25.....................         294
     293    Series 1995-19, Class Z, 6.50%,
              11/25/23.....................         313
      84    Series 1996-27, Class FC, FRN,
              4.91%, 03/25/17..............          85
     582    Series 1996-32, Class PH,
              7.00%, 01/25/26..............         589
     200    Series 1996-59, Class J, 6.50%,
              08/25/22.....................         204
     149    Series 1997-27, Class J, 7.50%,
              04/18/27.....................         157
     242    Series 1997-29, Class J, 7.50%,
              04/20/27.....................         254
   1,480    Series 1997-39, Class PD,
              7.50%, 05/20/27..............       1,540
   1,107    Series 1997-42, Class EN,
              7.25%, 07/18/27..............       1,138
     229    Series 1997-42, Class ZC,
              6.50%, 07/18/27..............         234
   3,471    Series 1997-61, Class ZC,
              7.00%, 02/25/23..............       3,614
   2,342    Series 1998-36, Class ZB,
              6.00%, 07/18/28..............       2,368
     594    Series 1999-17, Class C, 6.35%,
              04/25/29.....................         614
   1,415    Series 1999-18, Class Z, 5.50%,
              04/18/29.....................       1,392
     356    Series 1999-52, Class NS, IF,
              11.12%, 10/25/23.............         385
     901    Series 1999-62, Class PB,
              7.50%, 12/18/29..............         935
   2,943    Series 2000-2, Class ZE, 7.50%,
              02/25/30.....................       3,115
   2,594    Series 2001-10, Class PR,
              6.00%, 04/25/16..............       2,712
     530    Series 2001-28, Class VB,
              6.00%, 02/25/20..............         532
   1,804    Series 2001-30, Class PM,
              7.00%, 07/25/31..............       1,990



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  1,101    Series 2001-31, Class VD,
              6.00%, 05/25/31..............  $    1,124
   2,628    Series 2001-36, Class DE,
              7.00%, 08/25/31..............       2,740
   1,447    Series 2001-4, Class PC, 7.00%,
              03/25/21.....................       1,517
   1,454    Series 2001-5, Class OW, 6.00%,
              03/25/16.....................       1,484
   1,264    Series 2001-7, Class PF, 7.00%,
              03/25/31.....................       1,316
   2,212    Series 2001-7, Class PR, 6.00%,
              03/25/16.....................       2,319
   4,512    Series 2001-44, Class MY,
              7.00%, 09/25/31..............       4,807
     950    Series 2001-44, Class PD,
              7.00%, 09/25/31..............         989
   1,204    Series 2001-44, Class PU,
              7.00%, 09/25/31..............       1,250
   3,525    Series 2001-48, Class Z, 6.50%,
              09/25/21.....................       3,730
   1,257    Series 2001-49, Class DQ,
              6.00%, 11/25/15..............       1,270
     955    Series 2001-49, Class Z, 6.50%,
              09/25/31.....................         987
     880    Series 2001-50, Class VB,
              6.50%, 12/25/16..............         893
     681    Series 2001-52, Class KB,
              6.50%, 10/25/31..............         703
     846    Series 2001-52, Class XM,
              6.50%, 11/25/10..............         863
   2,804    Series 2001-52, Class XN,
              6.50%, 11/25/15..............       2,896
   2,200    Series 2001-61, Class VB,
              7.00%, 12/25/16..............       2,283
     880    Series 2001-61, Class VQ,
              6.50%, 08/25/15..............         896
   3,362    Series 2001-61, Class Z, 7.00%,
              11/25/31.....................       3,556
     743    Series 2001-71, Class JW,
              6.00%, 08/25/21..............         747
   1,320    Series 2001-71, Class MB,
              6.00%, 12/25/16..............       1,354
   3,335    Series 2001-71, Class QE,
              6.00%, 12/25/16..............       3,414
     670    Series 2001-72, Class SX, IF,
              7.27%, 12/25/31..............         659
   2,640    Series 2001-74, Class MB,
              6.00%, 12/25/16..............       2,753
   1,374    Series 2001-78, Class VB,
              6.00%, 12/25/15..............       1,376

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  2,630    Series 2001-80, Class PE,
              6.00%, 07/25/29..............  $    2,677
     919    Series 2002-1, Class HC, 6.50%,
              02/25/22.....................         952
     878    Series 2002-1, Class SA, IF,
              10.96%, 02/25/32.............         958
     565    Series 2002-1, Class UD, IF,
              9.08%, 12/25/23..............         570
   3,681    Series 2002-2, Class UC, 6.00%,
              02/25/17.....................       3,742
   8,139    Series 2002-3, Class OG, 6.00%,
              02/25/17.....................       8,395
   3,959    Series 2002-4, Class VC, 6.50%,
              03/25/24.....................       4,005
   1,760    Series 2002-7, Class O, 6.00%,
              03/25/17.....................       1,815
     397    Series 2002-7, Class QM, 6.00%,
              02/25/20.....................         399
   4,565    Series 2002-7, Class TG, 6.00%,
              03/25/17.....................       4,724
     948    Series 2002-8, Class SR, IF,
              7.09%, 03/25/09..............         952
     475    Series 2002-9, Class VE, 6.50%,
              12/25/12.....................         482
   1,012    Series 2002-11, Class QG,
              5.50%, 03/25/17..............       1,026
     121    Series 2002-13, Class ST, IF,
              10.00%, 03/25/32.............         138
   7,859    Series 2002-18, Class PC,
              5.50%, 04/25/17..............       8,006
   2,200    Series 2002-19, Class PE,
              6.00%, 04/25/17..............       2,257
   3,080    Series 2002-21, Class PE,
              6.50%, 04/25/32..............       3,176
   1,320    Series 2002-24, Class AJ,
              6.00%, 04/25/17..............       1,347
   6,159    Series 2002-28, Class PK,
              6.50%, 05/25/32..............       6,389
     294    Series 2002-36, Class HZ,
              7.00%, 12/25/29..............         297
   2,153    Series 2002-37, Class Z, 6.50%,
              06/25/32.....................       2,232
     880    Series 2002-42, Class C, 6.00%,
              07/25/17.....................         917
   4,399    Series 2002-48, Class GH,
              6.50%, 11/25/32..............       4,643
     792    Series 2002-55, Class QE,
              5.50%, 09/25/17..............         798
  13,198    Series 2002-56, Class UC,
              5.50%, 09/25/17..............      13,386



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 20

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  4,479    Series 2002-59, Class VB,
              6.50%, 04/25/32..............  $    4,522
   2,508    Series 2002-61, Class PE,
              5.50%, 05/25/16..............       2,522
   1,190    Series 2002-62, Class ZE,
              5.50%, 11/25/17..............       1,196
     714    Series 2002-73, Class S, IF,
              5.30%, 11/25/09..............         697
   3,520    Series 2002-74, Class LD,
              5.00%, 01/25/16..............       3,505
   4,939    Series 2002-74, Class PD,
              5.00%, 11/25/15..............       4,921
   3,892    Series 2002-74, Class VA,
              6.00%, 11/25/31..............       3,919
   5,499    Series 2002-74, Class VB,
              6.00%, 11/25/31..............       5,580
   2,574    Series 2002-77, Class S, IF,
              6.46%, 12/25/32..............       2,156
   4,506    Series 2002-83, Class CS,
              6.88%, 08/25/23..............       4,683
     880    Series 2002-93, Class PD,
              3.50%, 02/25/29..............         847
   3,629    Series 2002-94, Class BK,
              5.50%, 01/25/18..............       3,689
   2,640    Series 2003-106, Class US, IF,
              2.51%, 11/25/23..............       1,970
     362    Series 2003-106, Class WS, IF,
              3.95%, 02/25/23..............         335
   1,500    Series 2003-113, Class PC,
              4.00%, 03/25/15..............       1,456
   6,000    Series 2003-117, Class JB,
              3.50%, 06/25/33..............       5,263
   1,760    Series 2003-122, Class TE,
              5.00%, 12/25/22..............       1,716
   1,320    Series 2003-128, Class KE,
              4.50%, 01/25/14..............       1,297
   1,000    Series 2003-128, Class NG,
              4.00%, 01/25/20..............         914
   2,014    Series 2003-130, Class SX, IF,
              4.95%, 01/25/34..............       1,879
   2,948    Series 2003-22, Class UD,
              4.00%, 04/25/33..............       2,503
     748    Series 2003-27, Class DW,
              4.50%, 04/25/17..............         722
   2,053    Series 2003-34, Class AX,
              6.00%, 05/25/33..............       2,081
   1,771    Series 2003-34, Class ED,
              6.00%, 05/25/33..............       1,811
   1,540    Series 2003-39, Class LW,
              5.50%, 05/25/23..............       1,561

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  2,200    Series 2003-41, Class PE,
              5.50%, 05/25/23..............  $    2,253
     858    Series 2003-42, Class GB,
              4.00%, 05/25/33..............         760
     880    Series 2003-47, Class PE,
              5.75%, 06/25/33..............         882
   4,122    Series 2003-52, Class PA,
              6.50%, 06/25/35..............       4,295
   1,636    Series 2003-52, Class SX, IF,
              9.81%, 10/25/31..............       1,734
     915    Series 2003-64, Class SX, IF,
              2.79%, 07/25/33..............         598
     601    Series 2003-67, Class VQ,
              7.00%, 01/25/20..............         626
     687    Series 2003-68, Class QP,
              3.00%, 07/25/22..............         636
   2,155    Series 2003-71, Class DS, IF,
              1.62%, 08/25/33..............       1,661
   6,460    Series 2003-73, Class GA,
              3.50%, 05/25/31..............       6,059
     597    Series 2003-74, Class SH, IF,
              2.29%, 08/25/33..............         436
   1,442    Series 2003-81, Class LC,
              4.50%, 09/25/18..............       1,381
   5,719    Series 2003-83, Class PG,
              5.00%, 06/25/23..............       5,611
   1,890    Series 2003-91, Class SD, IF,
              5.20%, 09/25/33..............       1,747
     827    Series 2003-92, Class SH, IF,
              3.88%, 09/25/18..............         766
     779    Series 2004-4, Class QM, IF,
              5.44%, 06/25/33..............         721
   4,618    Series 2004-10, Class SC, IF,
              11.09%, 02/25/34.............       5,096
   2,322    Series 2004-14, Class SD, IF,
              2.51%, 03/25/34..............       1,693
     813    Series 2004-22, Class A, 4.00%,
              04/25/20.....................         764
   1,320    Series 2004-25, Class PC,
              5.50%, 01/25/34..............       1,316
   8,477    Series 2004-25, Class SA, IF,
              7.48%, 04/25/34..............       8,331
   2,500    Series 2004-27, Class HB,
              4.00%, 05/25/20..............       2,272
     880    Series 2004-36, Class PC,
              5.50%, 02/25/34..............         872
   6,008    Series 2004-36, Class SA, IF,
              7.48%, 05/25/34..............       6,030
   2,756    Series 2004-36, Class SN, IF,
              5.44%, 07/25/33..............       2,377



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  5,000    Series 2004-37, Class AG,
              4.50%, 11/25/32..............  $    4,687
   2,942    Series 2004-51, Class SY, IF,
              5.48%, 07/25/34..............       2,753
   1,100    Series 2004-53, Class NC,
              5.50%, 07/25/24..............       1,118
     238    Series 2004-61, Class SK, IF,
              8.50%, 11/25/32..............         269
     880    Series 2004-76, Class CL,
              4.00%, 10/25/20..............         808
     440    Series 2004-81, Class AC,
              4.00%, 11/25/20..............         403
   4,000    Series 2005-109, Class PC,
              6.00%, 12/25/35..............       4,209
  25,000    Series 2005-110, Class GJ,
              5.50%, 11/25/30..............      25,107
  17,000    Series 2005-110, Class GK,
              5.50%, 08/25/34..............      16,743
   5,000    Series 2005-110, Class GL,
              5.50%, 12/25/35..............       4,897
   3,500    Series 2005-110, Class MN,
              5.50%, 06/25/35..............       3,539
   1,977    Series 2005-28, Class JA,
              5.00%, 04/25/35..............       1,879
   1,300    Series 2005-47, Class AN,
              5.00%, 12/25/16..............       1,298
   1,500    Series 2005-68, Class BC,
              5.25%, 06/25/35..............       1,460
   5,500    Series 2005-68, Class PG,
              5.50%, 08/25/35..............       5,520
   2,250    Series 2005-68, Class UC,
              5.00%, 06/25/35..............       2,162
  30,000    Series 2005-84, Class XM,
              5.75%, 10/25/35..............      30,513
       3    Series G-17, Class S, FRN, HB,
              628.26%, 06/25/21............          39
     183    Series G-28, Class S, IF,
              10.69%, 09/25/21.............         205
     141    Series G-35, Class M, 8.75%,
              10/25/21.....................         152
      60    Series G-51, Class SA, IF,
              17.64%, 12/25/21.............          81
     303    Series G92-15, Class Z, 7.00%,
              01/25/22.....................         310
      --(h) Series G92-27, Class SQ, IF,
              HB, 6468.36%, 05/25/22.......           6
     751    Series G92-35, Class E, 7.50%,
              07/25/22.....................         784
      96    Series G92-42, Class Z, 7.00%,
              07/25/22.....................         100

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  4,009    Series G92-44, Class ZQ, 8.00%,
              07/25/22.....................  $    4,260
     112    Series G92-52, Class FD, FRN,
              4.43%, 09/25/22..............         111
     990    Series G92-54, Class ZQ, 7.50%,
              09/25/22.....................       1,040
     124    Series G92-59, Class F, FRN,
              3.89%, 10/25/22..............         122
      15    Series G92-61, Class FJ, FRN,
              4.29%, 10/25/22..............          15
     222    Series G92-61, Class Z, 7.00%,
              10/25/22.....................         232
     819    Series G93-1, Class KA, 7.90%,
              01/25/23.....................         868
     243    Series G93-14, Class J, 6.50%,
              03/25/23.....................         248
     560    Series G93-17, Class SI, IF,
              6.00%, 04/25/23..............         545
     570    Series G93-27, Class FD, FRN,
              5.29%, 08/25/23..............         579
     174    Series G93-5, Class Z, 6.50%,
              02/25/23.....................         178
     173    Series G95-1, Class C, 8.80%,
              01/25/25.....................         188
      31    Series 23, Class 2, IO, 10.00%,
              09/01/17.....................           7
       3    Series 50, Class 2, IO, 10.50%,
              03/01/20.....................           1
      94    Series 218, Class 2, IO, 7.50%,
              04/01/23.....................          21
      75    Series 265, Class 2, 9.00%,
              03/01/24.....................          79
   1,897    Series 329, Class 1, PO,
              01/01/33.....................       1,466
   2,091    Series 340, Class 1, PO,
              09/01/33.....................       1,556
      --(h) Series 1990-95, Class J, IO,
              HB, 1118.04%, 08/25/20.......           7
       1    Series 1990-140, Class K, IO,
              HB, 652.15%, 12/25/20........          12
      --(h) Series 1991-7, Class K, IO, HB,
              908.50%, 02/25/21............           2
      71    Series 1992-152, Class N, IO,
              8.00%, 08/25/07..............           4
     358    Series 1993-205, Class H, PO,
              09/25/23.....................         304
   4,174    Series 1993-257, Class C, PO,
              06/25/23.....................       3,721



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 22

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  2,301    Series 1996-14, Class SE, IF,
              IO, 6.30%, 08/25/23..........  $      338
     158    Series 1996-20, Class L, PO,
              09/25/08.....................         150
     528    Series 1996-24, Class B, PO,
              10/25/08.....................         508
     236    Series 1996-24, Class E, PO,
              03/25/09.....................         222
     623    Series 1996-39, Class J, PO
              09/25/08.....................         593
      12    Series 1996-46, Class PE, PO,
              09/25/06.....................          12
   2,913    Series 1997-20, IO, 1.84%,
              03/25/27.....................         192
     221    Series 1997-51, Class PM, IO,
              7.00%, 05/18/12..............          18
     646    Series 1997-81, Class PI, IO,
              7.00%, 12/18/27..............         131
     106    Series 1998-4, Class C, PO,
              04/25/23.....................          90
     355    Series 1998-27, Class B, PO,
              12/25/08.....................         335
     837    Series 1998-43, Class SA, IF,
              IO, 12.06%, 04/25/23.........         226
   1,075    Series 1998-66, Class SB, IF,
              IO, 3.77%, 12/25/28..........          90
   1,562    Series 1999-38, Class SK, IF,
              IO, 3.67%, 08/25/23..........         121
   1,184    Series 2000-20, Class SA, IF,
              IO, 4.72%, 07/25/30..........         128
     239    Series 2000-52, IO, 8.50%,
              01/25/31.....................          59
   3,897    Series 2001-33, Class ID, IO,
              6.00%, 07/25/31..............         818
   6,777    Series 2002-13, Class SJ, IF,
              IO, 1.60%, 03/25/32..........         297
     343    Series 2002-21, Class LO, PO,
              04/25/32.....................         274
     690    Series 2002-91, Class UH, IO,
              5.50%, 06/25/22..............          98
   1,264    Series 2002-W5, Class A10, IF,
              IO, 3.72%, 11/25/30..........          78
  12,404    Series 2003-116, Class SB, IF,
              IO, 3.22%, 11/25/33..........         913
   1,588    Series 2003-132, Class OA, PO,
              08/25/33.....................       1,171
   2,583    Series 2003-16, Class PI, IO,
              5.00%, 11/25/12..............          97
   1,361    Series 2003-39, IO, VAR, 6.00%,
              05/25/33.....................         288

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  1,232    Series 2003-65, Class CI, IO,
              4.50%, 03/25/15..............  $      179
   2,436    Series 2003-8, Class SB, IF,
              IO, 3.27%, 03/25/16..........         102
  16,729    Series 2003-80, Class SY, IF,
              IO, 3.27%, 06/25/23..........       1,297
   8,242    Series 2004-4, Class QI, IF,
              IO, 2.72%, 06/25/33..........         480
   1,954    Series 2004-21, Class CO, PO,
              04/25/34.....................       1,270
   1,540    Series 2004-92, Class JO, PO,
              12/25/34.....................       1,254
   1,982    Series 2989, PO, 06/15/23......       1,564
       1    Series G92-35, Class G, IO, HB,
              1184.78%, 07/25/22...........          20
     184    Series G92-62, Class B, PO,
              10/25/22.....................         158
     130    Series G93-37, Class H, PO,
              09/25/23.....................         111
       2    Series K, Class 2, IO, HB,
              256.00%, 11/01/08............           8
            Federal National Mortgage
              Association Whole Loan
   1,582    Series 2002-W5, Class A7,
              6.25%, 08/25/30..............       1,598
   3,819    Series 2003-W1, Class 1A1,
              6.50%, 12/25/42..............       3,906
   1,250    Series 2003-W1, Class 2A,
              7.50%, 12/25/42..............       1,307
     641    Series 2003-W4, Class 2A,
              6.50%, 10/25/42..............         644
   1,696    Series 2003-W8, Class 1A3,
              4.75%, 12/25/42..............       1,679
   4,698    Series 2004-W2, Class 2A2,
              7.00%, 02/25/44..............       4,877
            Government National Mortgage
              Association
   2,796    Series 1994-3, Class PQ, 7.49%,
              07/16/24.....................       2,931
   1,681    Series 1994-4, Class KQ, 7.99%,
              07/16/24.....................       1,766
   5,279    Series 1994-7, Class PQ, 6.50%,
              10/16/24.....................       5,548
   1,303    Series 1996-16, Class E, 7.50%,
              08/16/26.....................       1,356
     513    Series 1997-11, Class D, 7.50%,
              07/20/27.....................         533
   2,163    Series 1997-8, Class PN, 7.50%,
              05/16/27.....................       2,267



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  1,065    Series 1998-26, Class K, 7.50%,
              09/17/25.....................  $    1,118
   5,920    Series 1999-4, Class ZB, 6.00%,
              02/20/29.....................       5,947
   4,067    Series 1999-10, Class ZC,
              6.50%, 04/20/29..............       4,167
     968    Series 1999-15, Class E, 6.50%,
              01/16/29.....................         986
      68    Series 1999-33, Class SM, IF,
              9.20%, 09/16/29..............          72
   1,203    Series 1999-40, Class ZW,
              7.50%, 11/20/29..............       1,233
   1,788    Series 1999-41, Class Z, 8.00%,
              11/16/29.....................       1,891
     552    Series 1999-44, Class PC,
              7.50%, 12/20/29..............         578
   3,950    Series 1999-44, Class ZC,
              8.50%, 12/16/29..............       4,394
   1,742    Series 1999-44, Class ZG,
              8.00%, 12/20/29..............       1,827
   1,390    Series 2000-6, Class Z, 7.50%,
              02/20/30.....................       1,432
     681    Series 2000-9, Class PB, 7.50%,
              06/16/26.....................         689
     662    Series 2000-9, Class Z, 8.00%,
              06/20/30.....................         707
   4,327    Series 2000-9, Class ZJ, 8.50%,
              02/16/30.....................       4,755
   1,171    Series 2000-12, Class ST, IF,
              18.05%, 02/16/30.............       1,448
   1,320    Series 2000-14, Class PD,
              7.00%, 02/16/30..............       1,380
     442    Series 2000-16, Class ZN,
              7.50%, 02/16/30..............         468
   5,895    Series 2000-21, Class Z, 9.00%,
              03/16/30.....................       6,569
     646    Series 2000-26, Class TZ,
              8.50%, 09/20/30..............         669
     510    Series 2000-26, Class Z, 7.75%,
              09/20/30.....................         523
      93    Series 2000-30, Class ST, IF,
              11.05%, 12/16/22.............         104
   1,271    Series 2000-31, Class Z, 9.00%,
              10/20/30.....................       1,376
     803    Series 2000-35, Class ZA,
              9.00%, 11/20/30..............         862
     598    Series 2000-37, Class B, 8.00%,
              12/20/30.....................         631
     327    Series 2000-38, Class AH,
              7.15%, 12/20/30..............         336

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  1,607    Series 2001-7, Class PK, 6.50%,
              03/20/31.....................  $    1,660
      77    Series 2001-32, Class WA, IF,
              9.20%, 07/20/31..............          80
   1,095    Series 2001-60, Class VP,
              6.50%, 07/20/17..............       1,114
   2,200    Series 2001-64, Class MQ,
              6.50%, 12/20/31..............       2,283
   3,592    Series 2001-8, Class Z, 6.50%,
              03/20/31.....................       3,705
   1,879    Series 2002-7, Class PG, 6.50%,
              01/20/32.....................       1,935
     416    Series 2002-24, Class SB, IF,
              5.37%, 04/16/32..............         402
   2,123    Series 2002-36, Class VB,
              6.50%, 07/20/20..............       2,129
   2,288    Series 2002-40, Class UK,
              6.50%, 06/20/32..............       2,410
     161    Series 2002-41, Class SV, IF,
              9.00%, 06/16/32..............         171
   1,344    Series 2002-41, Class VB,
              6.50%, 04/20/18..............       1,348
  10,998    Series 2002-45, Class QE,
              6.50%, 06/20/32..............      11,546
   3,124    Series 2002-47, Class PG,
              6.50%, 07/16/32..............       3,270
   1,477    Series 2002-47, Class VB,
              6.50%, 09/20/17..............       1,482
   7,274    Series 2002-47, Class ZA,
              6.50%, 07/20/32..............       7,369
     256    Series 2002-51, Class SG, IF,
              13.56%, 04/20/31.............         290
   3,637    Series 2002-52, Class GH,
              6.50%, 07/20/32..............       3,820
   2,200    Series 2002-54, Class GB,
              6.50%, 08/20/32..............       2,285
   6,638    Series 2002-67, Class VA,
              6.00%, 03/20/13..............       6,697
   2,542    Series 2002-70, Class AV,
              6.00%, 03/20/12..............       2,595
   1,061    Series 2002-71, Class VJ,
              6.00%, 12/20/14..............       1,068
   1,108    Series 2002-75, Class PB,
              6.00%, 11/20/32..............       1,150
   1,202    Series 2002-79, Class KV,
              6.00%, 11/20/13..............       1,225
   1,162    Series 2002-80, Class EB,
              7.00%, 01/20/32..............       1,194
   2,281    Series 2002-88, Class VA,
              6.00%, 12/20/17..............       2,328



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 24

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$  1,385    Series 2003-4, Class NY, 5.50%,
              12/20/13.....................  $    1,400
   1,540    Series 2003-40, Class TC,
              7.50%, 03/20/33..............       1,698
   1,540    Series 2003-40, Class TJ,
              6.50%, 03/20/33..............       1,673
     880    Series 2003-46, Class MG,
              6.50%, 05/20/33..............         959
   1,628    Series 2003-46, Class TC,
              6.50%, 03/20/33..............       1,755
   2,511    Series 2003-58, Class BE,
              6.50%, 01/20/33..............       2,663
   1,430    Series 2003-98, Class PC,
              5.00%, 02/20/29..............       1,423
   1,780    Series 2004-28, Class S, IF,
              7.65%, 04/16/34..............       1,765
     803    Series 2004-73, Class AE, IF,
              5.84%, 08/17/34..............         781
   1,240    Series 1999-30, Class S, IF, IO
              4.23%, 08/16/29..............         116
     405    Series 2000-34, Class SG, IF,
              IO, 4.16%, 10/20/30..........          25
     122    Series 2000-36, Class IK, IO,
              9.00%, 11/16/30..............          24
     805    Series 2001-4, Class SJ, IF,
              IO, 3.78%, 01/20/30..........          21
   1,263    Series 2001-6, Class SD, IF,
              IO, 4.18%, 03/16/31..........         104
   1,121    Series 2001-35, Class SA, IF,
              IO 3.88%, 08/16/31...........          89
     921    Series 2001-36, Class S, IF,
              IO, 3.68%, 08/16/31..........          42
   1,101    Series 2002-3, Class SP, IF,
              IO, 3.02%, 01/16/32..........          64
   4,513    Series 2002-24, Class AG, IF,
              IO, 3.58%, 04/16/32..........         375
  10,451    Series 2002-31, Class SE, IF,
              IO, 3.13%, 04/16/30..........         707
   7,504    Series 2002-70, Class PS, IF,
              IO, 3.33%, 08/20/32..........         502
   1,405    Series 2002-88, Class LI, IO,
              5.50%, 11/20/28..............          50
   3,245    Series 2003-4, Class NI, IO,
              5.50%, 01/20/32..............         528
   5,270    Series 2003-11, Class SK, IF,
              IO, 3.33%, 02/16/33..........         356
   8,110    Series 2003-112, Class SA, IF,
              IO, 2.18%, 12/16/33..........         304
   2,547    Series 2003-12, Class SP, IF,
              IO, 3.33%, 02/20/33..........         163

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
$    551    Series 2003-24, PO, 03/16/33...  $      466
   1,564    Series 2003-52, Class AP, PO,
              06/16/33.....................       1,204
   6,406    Series 2003-76, Class LS, IF,
              IO, 2.83%, 09/20/31..........         342
     678    Series 2003-90, PO, 10/20/33...         580
   2,798    Series 2003-95, Class SC, IF,
              IO, 2.63%, 09/17/31..........          59
  12,124    Series 2004-11, Class SW, IF,
              IO, 1.13%, 02/20/34..........         464
            Vendee Mortgage Trust
   1,491    Series 1994-1, Class 1, VAR,
              5.63%, 02/15/24..............       1,482
     858    Series 1994-1, Class 2J, 6.50%,
              02/15/13.....................         863
   2,628    Series 1996-1, Class 1Z, 6.75%,
              02/15/26.....................       2,675
   1,614    Series 1996-2, Class 1Z, 6.75%,
              06/15/26.....................       1,677
   3,579    Series 1997-1, Class 2Z, 7.50%,
              02/15/27.....................       3,819
   4,670    Series 1998-1, Class 2E, 7.00%,
              09/15/27.....................       4,851
   2,881    Series 1999-1, Class 2Z, 6.50%,
              01/15/29.....................       2,929
                                             ----------
                                              1,062,085
                                             ----------
Non-Agency CMO (12.3%):
            Banc of America Funding Corp.
   2,288    Series 2003-3, Class 1A33,
              5.50%, 10/25/33..............       2,228
   1,746    Series 2004-1, PO, 03/25/34....       1,395
   3,000    Series 2005-6, Class 2A7,
              5.50%, 10/25/35..............       2,965
   8,954    Series 2005-E, Class A1, FRN,
              4.10%, 03/20/35..............       8,786
            Banc of America Mortgage
              Securities
     702    Series 2003-7, Class A2, 4.75%,
              09/25/18.....................         686
   1,081    Series 2003-8 Class A, PO
              11/25/33.....................         796
  15,827    Series 2004-3, Class 15, IO,
              VAR, 0.21%, 04/25/20.........         111
     608    Series 2004-4, Class A, PO,
              05/25/34.....................         444
   1,000    Series 2004-6, Class 2A5, PO,
              07/25/34.....................         842



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
$  2,362    Series 2004-6, Class A, PO
              07/25/34.....................  $    1,636
     558    Series 2004-8, Class 5, PO,
              05/25/32.....................         449
     302    Series 2004-8, Class X, PO,
              10/25/34.....................         257
   2,200    Series 2004-E, Class 2A5, FRN,
              4.12%, 06/25/34..............       2,118
   5,756    Series 2004-J, Class 3A1, FRN,
              5.08%, 11/25/34..............       5,700
   1,329    Series 2005-A, Class 2A1, FRN,
              4.47%, 02/25/35..............       1,306
            Bank of America Alternative
              Loan Trust
   1,071    Series 2003-11, PO, 01/25/34...         882
     754    Series 2003-2, PO, 04/25/33....         633
     849    Series 2004-6, Class 15, PO,
              07/25/19.....................         656
   2,500    Series 2005-5, Class 1CB1,
              5.50%, 06/25/35..............       2,441
            Bear Stearns Adjustable Rate
              Mortgage Trust
   1,890    Series 2003-7, Class 3A, VAR,
              4.94%, 10/25/33..............       1,852
     880    Series B2004-4, Class A4, VAR,
              3.51%, 06/25/34..............         856
            Citicorp Mortgage Securities,
              Inc.
     839    Series 1993-14, Class A3, FRN,
              5.58%, 11/25/23..............         841
  10,256    Series 2004-1, Class A1, 4.75%,
              01/25/34.....................      10,037
   3,544    Series 2004-5, Class A5, 4.50%,
              08/25/34.....................       3,402
            Citigroup Mortgage Loan Trust,
              Inc.
   1,062    Series 2003-1, Class 2, PO,
              10/25/33.....................         789
     482    Series 2003-1, Class 2A6, PO,
              10/25/33.....................         271
     881    Series 2003-1, Class 3, PO,
              10/25/33.....................         599
   1,526    Series 2003-UP3, Class A3,
              7.00%, 09/25/33..............       1,557
     801    Series 2003-UST1, PO 12/25/18..         671
   1,460    Series 2003-UST1, PO,
              12/25/18.....................       1,220
   4,612    Series 2003-UST1, Class A1,
              5.50%, 12/25/18..............       4,604
   3,020    Series 2005-E, Class A1, VAR,
              4.70%, 04/25/35..............       2,999

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
            Countrywide Alternative Loan
              Trust
$  2,640    Series 2002-8, Class A4, 6.50%,
              07/25/32.....................  $    2,631
   1,043    Series 2002-17, Class A7,
              2.50%, 01/25/33..............       1,005
   9,711    Series 2004-2CB, Class 1A9,
              5.75%, 03/25/34..............       9,197
  21,007    Series 2005-22T1, Class A2, IF,
              IO, 0.69%, 06/25/35..........         238
   6,190    Series 2005-26CB, Class A10,
              IF, 5.11%, 07/25/35..........       5,998
   8,000    Series 2005-28CB, Class 1A4,
              5.50%, 08/25/35..............       7,780
   7,000    Series 2005-54CB, Class 1A11,
              5.50%, 11/25/35..............       6,863
   2,009    Series 2005-64CB, Class 1A9,
              5.50%, 12/25/35..............       1,951
  36,775    Series 2005-J1, Class 1A4, IF,
              IO, 0.72%, 02/25/35..........         398
            Countrywide Home Loan Mortgage
              Pass Through Trust
   7,154    Series 2003-26, Class 1A6,
              3.50%, 08/25/33..............       6,623
     393    Series 2003-34, Class A11,
              5.25%, 09/25/33..............         392
     880    Series 2003-44 A9, PO,
              10/25/33.....................         521
   1,419    Series 2003-J2 A17, IF, IO,
              3.02%, 04/25/33..............          51
   5,539    Series 2003-J7, Class 4A3, IF,
              4.14%, 08/25/18..............       5,126
   2,889    Series 2004-7 Class 2A1, FRN,
              4.09%, 06/25/34..............       2,777
   1,196    Series 2004-HYB1, Class 2A,
              VAR, 4.25%, 05/20/34.........       1,170
   1,511    Series 2004-HYB3, Class 2A,
              VAR, 4.10%, 06/20/34.........       1,473
   4,124    Series 2004-J8, Class 1A2,
              4.75%, 11/25/20..............       4,022
   4,500    Series 2005-16, Class A23,
              5.50%, 09/25/35..............       4,405
  11,597    Series 2005-22, Class 2A1, FRN,
              5.35%, 11/25/35..............      11,570
            Credit Suisse First Boston
              Mortgage Securities Corp.
      99    Series 1987, Class C, PO,
              04/25/17.....................          82
   1,025    Series 2004-5, Class 5P, PO,
              08/25/20.....................         820



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 26

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
$  1,556    Series 2005-4, Class 3A18,
              5.50%, 06/25/35..............  $    1,426
   1,731    Series 2005-4, Class 3A23,
              5.50%, 06/25/35..............       1,573
   2,018    First Horizon Alternative
              Mortgage Securities, Series
              2005-FA8, Class 1A19, 5.50%,
              11/25/35.....................       1,923
            First Horizon Asset Securities,
              Inc.
   2,300    Series 2003-3, Class 1A4,
              3.90%, 05/25/33..............       2,176
   6,845    Series 2004-AR1, Class 2A2,
              FRN, 5.03%, 04/25/35.........       6,787
   8,579    Series 2004-AR7, Class 2A1,
              FRN, 4.94%, 02/25/35.........       8,507
            GMAC Mortgage Corp. Loan Trust
   6,590    Series 2005-AR3, Class 3A3,
              VAR, 4.89%, 06/20/35.........       6,559
   6,500    Series 2005-AR3, Class 3A4,
              VAR, 4.89%, 06/20/35.........       6,424
            GSR Mortgage Loan Trust
     774    Series 2004-10F, Class 2A1,
              5.00%, 08/25/20..............         765
     453    Series 2004-13F, Class 3A3,
              6.00%, 11/25/34..............         453
   2,200    Series 2004-6F, Class 3A4,
              6.50%, 05/25/34..............       2,272
            MASTR Adjustable Rate Mortgages
              Trust
   6,033    Series 2004-13, Class 2A1, FRN,
              3.82%, 04/21/34..............       5,886
  12,000    Series 2004-13, Class 3A6, FRN,
              3.79%, 11/21/34..............      11,542
            MASTR Alternative Loans Trust
   4,074    Series 2003-9, Class 8A1,
              6.00%, 01/25/34..............       4,097
   9,379    Series 2004-4, Class 10A1,
              5.00%, 05/25/24..............       9,116
   2,585    Series 2004-6, Class 7A1,
              6.00%, 07/25/34..............       2,589
   1,569    Series 2004-6 30, PO,
              07/25/34.....................       1,173
   1,339    Series 2004-7 30, PO,
              08/25/34.....................       1,029
   1,900    Series 2004-10, Class 1A1,
              4.50%, 09/25/20..............       1,836
            MASTR Asset Securitization
              Trust
   1,108    Series 2003-12, Class 30, PO,
              12/25/33.....................         751
   1,598    Series 2003-4, Class 2A2,
              5.00%, 05/25/18..............       1,591

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
$    712    Series 2004-1, Class 30, PO,
              02/25/34.....................  $      497
     756    Series 2004-6, Class 15, PO
              05/25/20.....................         565
     788    Series 2004-8, PO, 08/25/20....         595
  12,599    MASTR Resecuritization Trust,
              Series 2005, Class 3, PO,
              05/28/35 (e).................       9,197
     330    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20.....         353
   3,168    MortgageIT Trust, Series
              2005-1, Class 1A1, FRN,
              4.70%, 02/25/35..............       3,169
            Nomura Asset Acceptance Corp.
   1,868    Series 2003-A1, Class A1,
              5.50%, 05/25/33..............       1,860
   1,672    Series 2003-A1, Class A2,
              6.00%, 05/25/33..............       1,676
     304    Series 2003-A1, Class A5,
              7.00%, 04/25/33..............         304
     338    Series 2003-A1, Class A7,
              5.00%, 04/25/18..............         337
   2,194    Series 2004-R2, Class A1, VAR,
              6.50%, 10/25/34 (e)..........       2,219
            Paine Webber CMO Trust
      16    Series H, Class 4, 8.75%,
              04/01/18.....................          17
      94    Series P, Class 4, 8.50%,
              08/01/20.....................          97
            Residential Accredit Loans,
              Inc.
   1,512    Series 2002-QS16, Class A3, IF,
              7.47%, 10/25/17..............       1,424
   4,399    Series 2002-QS8, Class A5,
              6.25%, 06/25/17..............       4,406
   2,898    Series 2003-QS3, Class A2, IF,
              6.87%, 02/25/18..............       2,916
   2,767    Series 2003-QS3, Class A8, IF,
              IO, 3.22%, 02/25/18..........         181
   6,927    Series 2003-QS9, Class A3, IF,
              IO, 3.17%, 05/25/18..........         486
   4,508    Series 2003-QR19, Class CB4,
              5.75%, 10/25/33..............       4,318
   5,880    Series 2003-QS12, Class A2A,
              IF, IO, 3.22%, 06/25/18......         392
   1,790    Series 2003-QS12, Class A5, IO,
              5.00%, 06/25/18..............         295
  13,791    Series 2003-QS14, Class A1,
              5.00%, 07/25/18..............      13,571
   4,205    Series 2003-QS18, Class A1,
              5.00%, 09/25/18..............       4,141



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
$  1,320    Series 2004-QS8, Class A2,
              5.00%, 06/25/34..............  $    1,294
            Residential Asset
              Securitization Trust
   1,233    Series 2003-A13, Class A3,
              5.50%, 01/25/34..............       1,210
     466    Series 2003-A14, Class A1,
              4.75%, 02/25/20..............         453
            Residential Funding Mortgage
              Securities I
   7,005    Series 2003-S7, Class A17,
              4.00%, 05/25/33..............       6,734
   1,760    Series 2003-S12, Class 4A5,
              4.50%, 12/25/32..............       1,661
   1,180    Series 2003-S13, Class 4A5,
              2.50%, 06/25/18..............       1,129
   1,320    Series 2003-S13, Class A3,
              5.50%, 06/25/33..............       1,259
   1,913    Series 2003-S14, Class A4, PO,
              07/25/18.....................       1,821
   4,534    Series 2005-SA4, Class 1A1,
              VAR, 5.01%, 09/25/35.........       4,568
     386    Residential Funding Securities
              Corp. Series 2003-RM2, Class
              AP3, PO, 05/25/33............         325
      63    Rural Housing Trust, Series
              1987-1, Class 3B, 7.33%,
              04/01/26.....................          63
            Salomon Brothers Mortgage
              Securities VII
      35    Series 2000-UP1, Class A2,
              8.00%, 09/25/30..............          35
     735    Series 2003-UP2, Class 1, PO,
              12/25/18.....................         615
            Structured Adjustable Rate
              Mortgage Loan Trust
   3,300    Series 2004-6, Class 5A4, VAR,
              5.00%, 06/25/34..............       3,242
            Structured Asset Securities
              Corp.
     240    Series 2003-8, Class 1A2, PO,
              05/25/32.....................         202
     880    Series 2003-8, Class 1A2,
              5.00%, 04/25/18..............         863
   1,672    Series 2004-20, Class 1A3,
              5.25%, 11/25/34..............       1,636
            Washington Mutual Alternative
              Mortgage Pass-Through
              Certificates
   1,584    Series 2002-MS, Class 12 A,
              6.50%, 05/25/32..............       1,591
  40,110    Series 2005-2, Class 1A4, IF,
              IO, 0.67%, 04/25/35..........         372

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
$  8,668    Series 2005-2, Class 2A3, IF,
              IO, 0.62%, 04/25/35..........  $       66
   5,000    Series 2005-4, Class CB7,
              5.50%, 06/25/35..............       4,882
   3,273    Series 2005-6, Class 2A4,
              5.50%, 08/25/35..............       3,266
            Washington Mutual, Inc.
   1,447    Series 2003-AR4, Class A6,
              3.42%, 05/25/33..............       1,411
   1,760    Series 2003-AR7, Class A6,
              3.03%, 08/25/33..............       1,681
     812    Series 2003-AR8, Class A, FRN,
              4.03%, 08/25/33..............         810
   1,760    Series 2003-S8, Class A6,
              4.50%, 09/25/18..............       1,686
   1,088    Series 2003-S9, PO, 10/25/33...         749
   5,699    Series 2003-S10, Class A5,
              5.00%, 10/25/18..............       5,584
     627    Series 2003-S10, Class A6, PO,
              10/25/18.....................         432
     707    Series 2004-AR3, Class A2, VAR,
              4.24%, 06/25/34..............         695
   5,613    Series 2004-S3, Class 2A3, IF,
              6.80%, 07/25/34..............       5,492
            Wells Fargo Mortgage Backed
              Securities Trust
   1,100    Series 2003-8, Class A9, 4.50%,
              08/25/18.....................       1,049
   1,482    Series 2003-11, Class 1A, PO
              10/25/18.....................       1,057
   2,640    Series 2003-11, Class 1A4,
              4.75%, 10/25/18..............       2,576
   2,200    Series 2003-13, Class A7,
              4.50%, 11/25/18..............       2,063
   1,053    Series 2003-17, Class 2A4,
              5.50%, 01/25/34..............       1,050
   6,502    Series 2003-K, Class 1A2, FRN,
              4.49%, 11/25/33..............       6,258
   2,578    Series 2004-7, Class 2A2,
              5.00%, 07/25/20..............       2,540
   8,893    Series 2004-BB, Class A4, FRN,
              4.57%, 01/25/35..............       8,770
   3,373    Series 2004-EE, Class 3A1, FRN,
              3.99%, 01/25/35..............       3,287
   7,665    Series 2004-P, Class 2A1, FRN,
              4.23%, 09/25/34..............       7,492
   3,400    Series 2004-S, Class A5, FRN,
              3.54%, 09/25/34..............       3,270



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 28

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
$  1,245    Series 2005-AR10, Class 2A4,
              FRN, 4.11%, 06/25/35.........  $    1,212
   2,728    Series 2005-AR16, Class 2A1,
              VAR, 4.95%, 10/25/35.........       2,713
                                             ----------
                                                369,777
                                             ----------
  Total Collateralized Mortgage Obligations
    (Cost $1,463,901)                         1,431,862
                                             ----------
COMMERCIAL MORTGAGE BACKED SECURITIES (0.6%):
   5,000    Banc of America Commercial
              Mortgage, Inc., Series
              2005-6, Class ASB, VAR,
              5.18%, 09/10/47..............       5,026
            Bear Stearns Commercial
              Mortgage Securities
     227    Series 2000-WF1, Class A1,
              7.64%, 02/15/32..............         236
   1,375    Series 2004-T16, Class A2,
              3.70%, 02/13/46..............       1,337
   2,550    Series 2005-PWR9, Class AAB,
              4.80%, 09/11/42..............       2,500
   3,850    Merrill Lynch Mortgage Trust,
              Series 2005-MCP1, Class ASB,
              VAR, 4.67%, 06/12/43.........       3,857
   5,015    Wachovia Bank Commercial
              Mortgage Trust, Series 2004-
              C15, Class A2, 4.04%,
              10/15/41.....................       4,843
                                             ----------
  Total Commercial Mortgage Backed
Securities
    (Cost $18,045)                               17,799
                                             ----------
CORPORATE BONDS (10.9%):
Aerospace & Defense (0.0%): (g)
     908    Systems 2001 AT LLC 7.16%,
              12/15/11 (e).................         952
                                             ----------
Airlines (0.4%):
     466    American Airlines, Inc., Series
              1999-1, 7.02%, 10/15/09......         478
            Continental Airlines, Inc.
     421    Series 1999-2, Class A1, 7.26%,
              03/15/20.....................         428
   1,100    Series 1999-2, Class A2, 7.06%,
              09/15/09.....................       1,129
            Delta Airlines, Inc.
     561    7.38%, 05/18/12 (d)............         556
   1,719    7.57%, 11/18/11 (d)............       1,694

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Airlines, continued:
$    734    Southwest Airlines Co., Series
              2001-1, 5.10%, 05/01/06......  $      735
            United Airlines, Inc.
     659    Series 2000-1, 7.73%,
              07/01/10 (c).................         656
     950    Series 2000-2, 7.19%,
              10/01/12.....................         947
     789    Series 2001-1, 6.07%,
              09/01/14 (c).................         773
   1,101    Series 2001-1, 6.20%,
              09/01/08.....................       1,080
   2,495    Series 2001-1, 7.78%,
              07/01/15.....................       2,484
                                             ----------
                                                 10,960
                                             ----------
Automobiles (0.7%):
            DaimlerChrysler NA Holding
              Corp.
   1,144    4.75%, 01/15/08................       1,134
   2,519    7.20%, 09/01/09................       2,664
            Ford Motor Credit Co.
   1,430    5.80%, 01/12/09................       1,247
   5,750    6.88%, 02/01/06................       5,738
   6,500    7.38%, 10/28/09................       5,765
     660    7.38%, 02/01/11 (c)............         578
   3,500    7.88%, 06/15/10 (c)............       3,150
     450    General Motors Corp. 8.80%,
              03/01/21.....................         291
     616    Toyota Motor Credit Corp.
              2.88%, 08/01/08..............         588
                                             ----------
                                                 21,155
                                             ----------
Capital Markets (1.9%):
   4,964    Bear Stearns Cos., Inc. (The)
              3.25%, 03/25/09..............       4,708
            Credit Suisse First Boston USA,
              Inc.
     484    4.70%, 06/01/09 (c)............         480
   1,100    5.50%, 08/15/13 (c)............       1,122
   6,856    6.13%, 11/15/11 (c)............       7,197
            Goldman Sachs Group, Inc.
   1,465    3.88%, 01/15/09 (c)............       1,422
   1,204    4.75%, 07/15/13 (c)............       1,168
   1,205    5.25%, 10/15/13................       1,205
   1,683    6.60%, 01/15/12................       1,808
     440    6.65%, 05/15/09 (c)............         462
   5,071    6.88%, 01/15/11................       5,463
     224    7.35%, 10/01/09................         241
            Lehman Brothers Holdings, Inc.
     719    4.00%, 01/22/08 (c)............         707
   1,000    4.80%, 03/13/14................         976
   1,728    6.63%, 01/18/12................       1,866
     300    7.88%, 11/01/09................         329



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Capital Markets, continued:
            Merrill Lynch & Co., Inc.
$    924    3.70%, 04/21/08................  $      900
     500    4.79%, 08/04/10 (c)............         494
     660    5.45%, 07/15/14................         671
     880    Series B, 3.13%, 07/15/08......         843
   2,313    Series C, 4.13%, 01/15/09......       2,267
            Morgan Stanley
     572    4.25%, 05/15/10 (c)............         553
   2,282    4.75%, 04/01/14 (c)............       2,189
   2,838    6.60%, 04/01/12................       3,051
   5,929    6.75%, 04/15/11................       6,383
     396    8.00%, 06/15/10................         441
   7,112    National Rural Utilities
              Cooperative Finance Corp.
              6.00%, 05/15/06..............       7,145
   1,526    State Street Corp. 7.65%,
              06/15/10.....................       1,705
                                             ----------
                                                 55,796
                                             ----------
Chemicals (0.1%):
   1,320    Dow Capital BV (Netherlands)
              8.50%, 06/08/10..............       1,485
     470    Dow Chemical Co. (The) 6.13%,
              02/01/11.....................         492
                                             ----------
                                                  1,977
                                             ----------
Commercial Banks (1.2%):
            Bank of America Corp.
   2,112    3.88%, 01/15/08................       2,073
     500    5.25%, 12/01/15 (c)............         501
   1,166    7.40%, 01/15/11................       1,284
   5,867    7.80%, 02/15/10................       6,479
   3,444    First Bank NA, 6.50%,
              02/01/08.....................       3,561
   2,420    Firstar Bank NA, 7.13%,
              12/01/09.....................       2,611
   1,375    Huntington National Bank,
              8.00%, 04/01/10..............       1,520
     550    KEY Bank NA, 7.50%, 09/15/08...         588
   1,804    Keycorp Series G, 4.70%,
              05/21/09.....................       1,797
     660    Popular North America, Inc.,
              4.25%, 04/01/08..............         647
   1,753    Royal Bank of Canada (Canada)
              3.88%, 05/04/09..............       1,705
     880    Suntrust Bank, 6.38%,
              04/01/11.....................         933
   1,100    US Bancorp, 7.50%, 06/01/26....       1,353
     836    Wachovia Bank NA, 7.80%,
              08/18/10.....................         938
            Wachovia Corp.
   2,137    3.50%, 08/15/08................       2,065
   2,818    3.63%, 02/17/09................       2,718

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Commercial Banks, continued:
            Wells Fargo & Co.
$  2,303    3.13%, 04/01/09................  $    2,181
     660    4.20%, 01/15/10................         643
   2,294    Wells Fargo Bank NA 7.55%,
              06/21/10.....................       2,534
                                             ----------
                                                 36,131
                                             ----------
Commercial Services & Supplies (0.1%):
   1,467    PHH Corp.
            7.13%, 03/01/13................       1,549
                                             ----------
Computers & Peripherals (0.1%):
            International Business Machines
              Corp.
   1,232    5.39%, 01/22/09................       1,251
     440    6.22%, 08/01/27................         480
                                             ----------
                                                  1,731
                                             ----------
Consumer Finance (1.0%):
     660    American Express Credit Corp.
              3.00%, 05/16/08..............         633
            American General Finance Corp.
   1,254    Series H, 4.50%, 11/15/07......       1,246
     880    Series H, 5.38%,
              10/01/12 (c).................         884
     187    Capital One Bank 5.75%,
              09/15/10.....................         191
            General Motors Acceptance Corp.
   3,950    7.25%, 03/02/11................       3,631
   3,600    6.13%, 09/15/06 (c)............       3,497
            HSBC Finance Corp.
   1,100    4.75%, 05/15/09................       1,088
     500    5.00%, 06/30/15 (c)............         486
   7,928    5.88%, 02/01/09................       8,102
     220    6.38%, 11/27/12................         234
   1,470    6.40%, 06/17/08................       1,516
   2,494    6.50%, 11/15/08................       2,596
     367    6.75%, 05/15/11................         394
     440    7.20%, 07/15/06 (c)............         445
   1,980    7.88%, 03/01/07 (c)............       2,044
     242    HSBC Holdings plc, 7.35%,
              11/27/32.....................         292
            International Lease Finance
              Corp.
     695    4.50%, 05/01/08................         687
     551    5.88%, 05/01/13 (c)............         570
   1,125    SLM Corp., Series A, 5.38%,
              01/15/13.....................       1,141
     792    Standard Credit Card Master
              Trust, Series A, 7.25%,
              04/07/06.....................         797
                                             ----------
                                                 30,474
                                             ----------



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 30

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Diversified Financial Services (1.8%):
            Associates Corp. of North
              America
$  2,051    8.15%, 08/01/09................  $    2,264
   1,355    8.55%, 07/15/09................       1,512
   1,100    Series A, 7.95%, 02/15/10......       1,218
            CIT Group, Inc.
   1,540    6.50%, 02/07/06................       1,543
     600    7.75%, 04/02/12................         680
            Citigroup, Inc.
   2,408    5.63%, 08/27/12................       2,482
     550    3.50%, 02/01/08 (c)............         535
   1,000    4.70%, 05/29/15 (c)............         966
     330    6.20%, 03/15/09 (c)............         342
            General Electric Capital Corp.
   2,294    6.75%, 03/15/32 (c)............       2,693
   1,760    Series A, 3.50%, 05/01/08......       1,710
   5,083    Series A, 6.00%, 06/15/12......       5,353
   3,651    Series A, 6.13%, 02/22/11......       3,841
     440    Series A, 2.80%,
              01/15/07 (c).................         431
   2,332    Series A, 4.25%,
              01/15/08 (c).................       2,305
     924    Series A, 4.63%,
              09/15/09 (c).................         915
   5,763    Series A, 5.88%,
              02/15/12 (c).................       6,011
            John Hancock Global Funding II
   1,100    3.50%, 01/30/09 (e)............       1,056
   1,188    7.90%, 07/02/10 (e)............       1,336
            MassMutual Global Funding II
   1,804    3.25%, 06/15/07 (e)............       1,761
   1,936    3.50%, 03/15/10 (e)............       1,826
            New York Life Global Funding
   1,045    3.88%, 01/15/09 (e)............       1,015
   3,080    5.38%, 09/15/13 (e)............       3,163
            Principal Life Global Funding I
   1,100    2.80%, 06/26/08 (e)............       1,049
     264    5.13%, 06/28/07 (e)............         264
   4,729    6.25%, 02/15/12 (e)............       5,023
   1,760    USAA Capital Corp. Series B,
              7.05%, 11/08/06 (e)..........       1,792
     748    Washington Mutual Financial
              Corp. 6.88%, 05/15/11........         811
                                             ----------
                                                 53,897
                                             ----------
Diversified Telecommunication Services (1.0%):
   1,012    Bellsouth Capital Funding
            7.75%, 02/15/10................       1,107
   1,743    Bellsouth Telecommunications
              6.30%, 12/15/15..............       1,808
   3,609    British Telecommunications plc
              (United Kingdom) 8.38%,
              12/15/10.....................       4,108
   2,200    France Telecom S.A. (France)
              7.75%, 03/01/11..............       2,457

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Diversified Telecommunication Services, continued:
$    880    GTE Corp., 7.51%, 04/01/09.....  $      934
   2,586    Nynex Capital Funding Co.
              Series B, SUB, 8.23%,
              10/15/09.....................       2,828
            Sprint Capital Corp.
   5,013    6.00%, 01/15/07................       5,062
   1,012    7.13%, 01/30/06................       1,014
     440    8.38%, 03/15/12................         510
     616    8.75%, 03/15/32................         818
   1,345    7.63%, 01/30/11 (c)............       1,483
   1,188    TELUS Corp. (Canada), 8.00%,
              06/01/11.....................       1,332
     750    Verizon Florida, Inc., Series
              F, 6.13%, 01/15/13...........         758
   3,629    Verizon Global Funding Corp.
              7.25%, 12/01/10..............       3,938
     647    Verizon Maryland, Inc., Series
              A, 6.13%, 03/01/12 (c).......         661
     968    Verizon Pennsylvania, Inc.,
              8.35%, 12/15/30..............       1,148
     937    Verizon Virginia, Inc., Series
              A, 4.63%, 03/15/13...........         868
                                             ----------
                                                 30,834
                                             ----------
Electric Utilities (0.5%):
     318    Alabama Power Co., 4.70%,
              12/01/10.....................         314
     453    American Electric Power Co.,
              Inc. Series A, 6.13%,
              05/15/06 (c).................         455
     308    Appalachian Power Co., 6.60%,
              05/01/09.....................         322
     990    Carolina Power & Light Co.,
              5.13%, 09/15/13..............         987
     240    Commonwealth Edison Co., 6.95%,
              07/15/18 (c).................         256
            Constellation Energy Group,
              Inc.
   1,408    6.35%, 04/01/07................       1,430
     440    7.00%, 04/01/12................         480
   1,456    Dominion Resources, Inc.,
              Series B, 6.25%, 06/30/12....       1,523
   1,650    DTE Energy Co., Series A,
              6.65%, 04/15/09..............       1,723
            Duke Energy Corp.
   2,200    4.20%, 10/01/08................       2,152
   1,604    5.63%, 11/30/12................       1,645
   2,211    Exelon Generation Co., LLC,
              6.95%, 06/15/11..............       2,384
     245    Kiowa Power Partners LLC,
              4.81%, 12/30/13 (e)..........         237



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Electric Utilities, continued:
$    880    Ohio Valley Electric Corp.,
              5.94%, 02/12/06 (e)..........  $      882
     270    Virginia Electric & Power Co.
              Series A, 5.38%, 02/01/07....         271
                                             ----------
                                                 15,061
                                             ----------
Food & Staples Retailing (0.1%):
   1,320    Kroger Co. (The), 8.05%,
              02/01/10 (c).................       1,433
                                             ----------
Gas Utilities (0.0%): (g)
     802    KeySpan Gas East Corp.
            7.88%, 02/01/10................         886
                                             ----------
Hotels, Restaurants & Leisure (0.0%): (g)
     396    Harrah's Operating Co., Inc.
              8.00%, 02/01/11 (c)..........         438
                                             ----------
Industrial Conglomerates (0.1%):
     506    Raychem Corp., 7.20%,
              10/15/08.....................         529
            Tyco International Group S.A.
              (Bermuda)
   2,420    6.38%, 10/15/11................       2,513
   1,100    6.75%, 02/15/11................       1,157
                                             ----------
                                                  4,199
                                             ----------
Insurance (0.7%):
   1,716    American International Group,
              Inc. 4.25%, 05/15/13.........       1,632
            ASIF Global Financing,
     880    2.65%, 01/17/06 (e)............         879
   2,640    3.90%, 10/22/08 (e)............       2,569
   2,552    4.90%, 01/17/13 (e)............       2,539
   1,980    Jackson National Life Global
              Funding, 6.13%,
              05/30/12 (e).................       2,111
   1,276    Metropolitan Life Global
              Funding I 5.20%,
              09/18/13 (e).................       1,287
     710    MGIC Investment Corp., 6.00%,
              03/15/07.....................         717
   2,640    Monumental Global Funding II
              4.38%, 07/30/09 (e)..........       2,584
   1,276    Monumental Global Funding III
              5.20%, 01/30/07 (e)..........       1,278
     528    Nationwide Financial Services
              6.25%, 11/15/11..............         556
     667    Pacific Life Global Funding,
              3.75%, 01/15/09 (e)..........         654
            Protective Life Secured Trust,
     956    4.00%, 10/07/09................         931
   2,640    4.00%, 04/01/11................       2,532

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Insurance, continued:
$    275    XL Capital Ltd. (Cayman
              Islands) 5.25%, 09/15/14.....  $      269
                                             ----------
                                                 20,538
                                             ----------
IT Services (0.0%): (g)
     905    First Data Corp. 3.90%,
              10/01/09 (c).................         861
                                             ----------
Media (0.4%):
     700    Comcast Cable Communications
              7.13%, 06/15/13..............         761
   1,675    Comcast Corp., 5.50%,
              03/15/11.....................       1,684
     803    Cox Communications, Inc.,
              7.75%, 11/01/10..............         870
            Historic TW, Inc.
     968    7.48%, 01/15/08................       1,008
     719    8.18%, 08/15/07................         752
   1,375    9.15%, 02/01/23................       1,691
     660    Knight-Ridder, Inc., 7.13%,
              06/01/11.....................         657
   3,212    Tele-Communications-TCI Group
              9.80%, 02/01/12..............       3,875
   1,012    Time Warner Entertainment Co.
              LP 10.15%, 05/01/12..........       1,232
     200    Time Warner, Inc., 7.70%,
              05/01/32.....................         225
                                             ----------
                                                 12,755
                                             ----------
Multi-Utilities (0.0%): (g)
   1,048    PSEG Power LLC, 7.75%,
              04/15/11 (c).................       1,160
                                             ----------
Oil, Gas & Consumable Fuels (0.1%):
     350    Conoco Funding Co. (Canada)
              5.45%, 10/15/06..............         351
   1,980    ConocoPhillips, 8.75%,
              05/25/10.....................       2,278
                                             ----------
                                                  2,629
                                             ----------
Paper & Forest Products (0.1%):
            International Paper Co.
   1,496    4.00%, 04/01/10................       1,413
     701    4.25%, 01/15/09 (c)............         680
     802    Union Camp Corp., 6.50%,
              11/15/07.....................         819
            Weyerhaeuser Co.
      38    6.13%, 03/15/07................          39
     550    6.75%, 03/15/12................         584
                                             ----------
                                                  3,535
                                             ----------



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 32

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Real Estate (0.1%):
$  2,116    EOP Operating LP, 6.75%,
              02/15/12.....................  $    2,246
     308    ERP Operating LP, 4.75%,
              06/15/09.....................         304
                                             ----------
                                                  2,550
                                             ----------
Road & Rail (0.1%):
            Burlington Northern Santa Fe
              Corp.
     950    6.13%, 03/15/09................         983
   1,120    7.13%, 12/15/10................       1,219
                                             ----------
                                                  2,202
                                             ----------
Thrifts & Mortgage Finance (0.3%):
     616    Bank United, Series A, 8.00%,
              03/15/09.....................         674
            Countrywide Home Loans, Inc.
   1,100    Series E, 7.20%, 10/30/06......       1,119
   2,470    Series L, 4.00%, 03/22/11......       2,324
   1,320    3.25%, 05/21/08................       1,267
     770    Washington Mutual Bank FA
              6.88%, 06/15/11..............         832
            Washington Mutual, Inc.
   1,439    4.20%, 01/15/10................       1,393
     300    5.63%, 01/15/07................         302
   1,100    World Savings Bank FSB, 4.50%,
              06/15/09 (c).................       1,085
                                             ----------
                                                  8,996
                                             ----------
Wireless Telecommunication Services (0.1%):
            New Cingular Wireless Services,
              Inc.
   1,883    7.88%, 03/01/11................       2,113
     359    7.50%, 05/01/07 (c)............         371
                                             ----------
                                                  2,484
                                             ----------
  Total Corporate Bonds
    (Cost $335,427)                             325,183
                                             ----------
FOREIGN GOVERNMENT SECURITIES (0.5%):
            Mexico Government International
              Bond (Mexico)
   1,832    4.63%, 10/08/08................       1,809
     475    6.38%, 01/16/13................         505
   1,000    6.63%, 03/03/15 (c)............       1,095
   3,864    Series A, 7.50%, 04/08/33......       4,575
            Province of Quebec (Canada)
   5,059    5.75%, 02/15/09................       5,207
   1,100    6.50%, 01/17/06................       1,101
     440    SUB, 7.37%, 03/06/26...........         558
                                             ----------
  Total Foreign Government Securities
    (Cost $14,777)                               14,850
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
MORTGAGE PASS-THROUGH SECURITIES (6.8%):
            Federal Home Loan Mortgage
              Corp. Gold Pools
$ 19,472    4,00%, 05/01/14 - 09/01/35.....  $   18,424
     998    4.50%, 08/01/18................         973
   5,875    5.50%, 06/01/17 - 01/01/34.....       5,834
   3,548    6.00%, 04/01/18 - 01/01/34.....       3,597
  13,362    6.50%, 08/01/16 - 11/01/34.....      13,733
   4,314    7.00%, 01/01/17 - 08/01/32.....       4,481
   1,266    7.50%, 09/01/10 - 11/01/15.....       1,317
     164    8.50%, 11/01/15................         175
            Federal Home Loan Mortgage
              Corp. Conventional Pools
   1,119    ARM, 3.86%, 07/01/33...........       1,091
     266    ARM, 5.18%, 07/01/19...........         273
     270    ARM, 5.33%, 04/01/30...........         276
   8,294    5.50%, 07/01/35................       8,238
      22    12.00%, 07/01/19...............          24
      61    12.00%, 08/01/15...............          67
            Federal National Mortgage
              Association Various Pools
   6,289    3.50%, 09/01/18 - 07/01/19.....       5,832
      34    ARM, 3.86%, 01/01/19...........          34
  51,357    4.00%, 09/01/13 - 12/01/18.....      49,202
     393    ARM, 4.34%, 09/01/27...........         394
  16,415    4.50%, 11/01/14 - 02/01/35.....      15,974
     420    ARM, 4.55%, 03/01/29...........         420
   2,193    ARM, 4.74%, 05/01/35...........       2,180
   6,808    ARM, 4.87%, 01/01/35...........       6,810
     597    ARM, 4.92%, 04/01/34...........         600
      92    ARM, 4.97%, 03/01/19...........          93
   3,034    5.00%, 12/01/16 - 09/01/35.....       2,983
  23,995    5.50%, 06/01/12 - 03/01/34.....      23,852
  13,990    6.00%, 02/01/14 - 09/01/33.....      14,231
   8,184    6.50%, 03/01/17 - 08/01/31.....       8,462
   3,464    7.00%, 03/01/17 - 02/01/33.....       3,611
     250    7.50%, 03/01/17................         263
   3,929    8.00%, 11/01/12 - 11/01/28.....       4,187
     316    9.00%, 05/01/18 - 04/01/26.....         343
      77    9.50%, 07/01/28................          85
     536    10.93%, 04/15/19...............         592
      70    12.50%, 01/01/16...............          78
            Government National Mortgage
              Association Various Pools
   2,623    6.50%, 06/15/17 - 04/15/33.....       2,735
   1,066    7.00%, 02/15/33 - 06/15/33.....       1,127
     657    7.50%, 11/15/22 - 11/15/31.....         690
   1,831    8.00%, 01/15/16 - 09/20/28.....       1,953
     149    8.50%, 07/15/08 - 05/20/25.....         162
      33    9.00%, 12/15/16 - 10/15/30.....          35
                                             ----------
  Total Mortgage Pass-Through Securities
    (Cost $207,440)                             205,431
                                             ----------



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
MUNICIPAL BOND (0.1%):
Illinois
$  2,400    State of Illinois, Taxable
              Pension GO, 5.10%, 06/01/33
              (Cost $2,423)................  $    2,359
                                             ----------
SUPRANATIONAL (0.0%): (G)
     440    Corp. Andina de Fomento, 5.20%,
              05/21/13 (Cost $451).........         438
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.9%):
   1,000    Federal Home Loan Bank System
              4.25%, 04/16/07..............         994
            Federal Home Loan Mortgage
              Corp.
   3,648    4.13%, 07/12/10 (c)............       3,557
     990    5.75%, 01/15/12................       1,039
     880    6.63%, 09/15/09 (c)............         935
   1,218    6.88%, 09/15/10 (c)............       1,326
            Federal National Mortgage
              Association
   1,760    5.50%, 03/15/11 (c)............       1,819
   1,000    6.00%, 05/15/08................       1,028
   1,597    6.13%, 03/15/12................       1,709
   3,813    6.25%, 02/01/11................       4,027
     924    6.38%, 06/15/09................         971
   3,300    6.63%, 09/15/09................       3,509
   1,034    7.13%, 06/15/10 (c)............       1,131
   4,669    7.25%, 01/15/10................       5,087
                                             ----------
  Total U.S. Government Agency Securities
    (Cost $27,762)                               27,132
                                             ----------
U.S. TREASURY OBLIGATIONS (20.8%):
            U.S. Treasury Bonds
   1,000    6.25%, 08/15/23................       1,194
   3,253    7.50%, 11/15/16................       4,086
   1,320    7.63%, 02/15/25................       1,819
   4,883    7.88%, 02/15/21 (c)............       6,608
     600    8.13%, 05/15/21................         831
   3,825    8.75%, 05/15/17 (c)............       5,253
   3,761    8.75%, 08/15/20 (c)............       5,411
     264    8.88%, 02/15/20 (c)............         375
     572    9.25%, 02/15/16................         793
   2,416    9.88%, 11/15/15 (c)............       3,452
  35,391    10.38%, 11/15/12 (m)...........      39,113
  11,564    11.75%, 11/15/14 (m)...........      14,560
  49,780    12.00%, 08/15/13 (m)...........      59,059
   9,855    12.50%, 08/15/14 (m)...........      12,501
     440    13.25%, 05/15/14 (m)...........         560
            U.S. Treasury Inflation Indexed
              Bonds
   9,777    3.63%, 04/15/28 (m)............      12,612
   2,671    3.88%, 01/15/09 (c)............       2,808
  17,066    4.25%, 01/15/10................      18,501

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
U.S. TREASURY OBLIGATIONS, CONTINUED:
            U.S. Treasury Notes
$    440    3.13%, 09/15/08 (c)............  $      426
   2,700    3.38%, 02/15/08 (c)............       2,644
     500    3.38%, 10/15/09 (c)............         483
     847    3.50%, 11/15/06 (c)............         840
   1,000    3.50%, 05/31/07 (c)............         987
   2,300    3.50%, 12/15/09 (c)............       2,228
     500    3.63%, 01/15/10 (c)............         486
  35,000    4.00%, 04/15/10 (c)............      34,491
   1,660    5.63%, 05/15/08 (c)............       1,705
   7,202    5.75%, 08/15/10 (c)............       7,619
  10,603    6.00%, 08/15/09 (c)............      11,175
   2,420    6.13%, 08/15/07................       2,484
  34,889    6.50%, 02/15/10 (m)............      37,635
   2,200    6.50%, 10/15/06 (c)............       2,233
     440    6.88%, 05/15/06 (c)............         444
            U.S. Treasury STRIPS
   2,420    PO, 05/15/07...................       2,281
   8,271    PO, 05/15/08...................       7,464
   6,533    PO, 11/15/09...................       5,501
   1,700    PO, 05/15/09 (c)...............       1,468
  11,972    PO, 02/15/10 (c)...............      10,027
   8,767    PO, 02/15/11 (c)...............       7,034
  20,830    PO, 05/15/11 (c)...............      16,611
  31,538    PO, 05/15/12...................      23,947
   8,743    PO, 11/15/12...................       6,479
  32,239    PO, 02/15/13...................      23,583
   3,000    PO, 05/15/13...................       2,167
   8,429    PO, 08/15/13 (c)...............       6,019
  36,997    PO, 02/15/14 (c) (m)...........      25,778
   6,991    PO, 05/15/14 (m)...............       4,813
  37,846    PO, 08/15/14 (m)...............      25,746
  18,426    PO, 11/15/14 (m)...............      12,385
  14,926    PO, 02/15/15 (m)...............       9,938
   6,359    PO, 11/15/15...................       4,103
   4,235    PO, 05/15/15 (c)...............       2,794
  15,887    PO, 08/15/15 (c)...............      10,335
  32,727    PO, 11/15/15 (c)...............      21,074
  59,442    PO, 02/15/16 (c)...............      37,703
  10,463    PO, 05/15/16 (c)...............       6,556
   2,068    PO, 08/15/16 (c)...............       1,281
  11,839    PO, 11/15/16...................       7,237
  10,866    PO, 02/15/17 (c)...............       6,560
   9,250    PO, 05/15/17 (c)...............       5,509
   3,750    PO, 11/15/17 (c)...............       2,178
  37,041    PO, 05/15/18 (c)...............      21,028
  13,083    PO, 02/15/20...................       7,149



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 34

JPMORGAN CORE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
U.S. TREASURY OBLIGATIONS, CONTINUED:
$    792    PO, 02/15/22 (c)...............  $      375
   6,181    PO, 02/15/23 (c)...............       2,795
                                             ----------
  Total U.S. Treasury Obligations
    (Cost $640,743)                             623,334
                                             ----------
TOTAL LONG-TERM INVESTMENTS
  (Cost $2,761,337)                           2,698,211
                                             ----------
SHORT-TERM INVESTMENT (9.3%):
Investment Company (9.3%):
 277,428    JPMorgan Liquid Assets Money
              Market Fund (b) (Cost
              $277,428)....................     277,428
                                             ----------
INVESTMENTS OF CASH COLLATERAL ON SECURITIES LOANED
  (7.1%):
Cash Deposits (0.3%):
            Wells Fargo Bank San Francisco
   5,000    4.30%, 01/27/06................  $    5,000
   5,000    4.30%, 01/27/06................       5,000
                                             ----------
                                                 10,000
                                             ----------
Commercial Papers (0.6%):
   9,929    ASAP Funding Ltd., 4.38%,
              02/03/06.....................       9,929
            HSBC Finance Corp.
   4,963    4.35%, 02/01/06................       4,963
   3,971    4.43%, 02/10/06................       3,970
                                             ----------
                                                 18,862
                                             ----------
Corporate Notes (0.3%):
            American Express Credit
              Corporation
   5,000    FRN, 4.36%, 06/12/07...........       5,000
   4,000    FRN, 4.36%, 06/12/07...........       4,000
                                             ----------
                                                  9,000
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL ON SECURITIES LOANED,
  CONTINUED:
Repurchase Agreements (5.9%):
$ 42,876    Bank of America Securities LLC,
              4.26%, dated 12/30/05, due
              1/3/06, repurchase price
              $42,897, collateralized by
              U.S. Government Agency
              Mortgages....................  $   42,876
  44,000    Lehman Brothers Inc., 4.26%,
              dated 12/30/05, due 1/3/06,
              repurchase price $44,021,
              collateralized by U.S.
              Government Agency Mortgages..      44,000
  44,000    Morgan Stanley, 4.27%, dated
              12/30/05, due 1/3/06,
              repurchase price $44,021,
              collateralized by U.S.
              Government Agency Mortgages..      44,000
  44,000    UBS Securities LLC, 4.26%,
              dated 12/30/05, due 1/3/06,
              repurchase price $44,021,
              collateralized by U.S.
              Government Agency Mortgages..      44,000
                                             ----------
                                                174,876
                                             ----------
  Total Investments of Cash Collateral on
    Securities Loaned (Cost $212,738)           212,738
                                             ----------
TOTAL INVESTMENTS (106.5)%:
  (Cost $3,251,503)                           3,188,377
LIABILITIES IN EXCESS OF OTHER ASSETS
(6.5%)                                        (194,864)
                                             ----------
NET ASSETS (100.0%)                          $2,993,513
                                             ==========

------------
Percentages indicated are based on net assets.



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2005
(AMOUNTS IN THOUSANDS)

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (99.1%):
COMMON STOCKS (99.1%):
Aerospace & Defense (2.2%):
     30     Boeing Co. ......................  $  2,076
      7     General Dynamics Corp. ..........       841
      5     Goodrich Corp. (c)...............       185
     31     Honeywell International, Inc. ...     1,150
      4     L-3 Communications Holdings,
              Inc. ..........................       327
     13     Lockheed Martin Corp. ...........       833
     13     Northrop Grumman Corp. ..........       782
     16     Raytheon Co. ....................       657
      6     Rockwell Collins, Inc. ..........       294
     37     United Technologies Corp. .......     2,086
                                               --------
                                                  9,231
                                               --------
Air Freight & Logistics (1.0%):
     11     FedEx Corp. .....................     1,147
      2     Ryder System, Inc. (c)...........        97
     40     United Parcel Service, Inc.,
              Class B........................     3,037
                                               --------
                                                  4,281
                                               --------
Airlines (0.1%):
     26     Southwest Airlines Co. ..........       420
                                               --------
Auto Components (0.2%):
      2     Cooper Tire & Rubber Co. ........        34
      6     Dana Corp. (c)...................        40
      6     Goodyear Tire & Rubber Co. (The)
              (a) (c)........................       112
      7     Johnson Controls, Inc. ..........       515
                                               --------
                                                    701
                                               --------
Automobiles (0.3%):
     68     Ford Motor Co. (c)...............       525
     21     General Motors Corp. (c).........       402
     10     Harley-Davidson, Inc. (c)........       518
                                               --------
                                                  1,445
                                               --------
Beverages (2.1%):
     28     Anheuser-Busch Cos., Inc. .......     1,221
      3     Brown-Forman Corp., Class B
              (c)............................       211
     76     Coca-Cola Co. (The)..............     3,055
     11     Coca-Cola Enterprises, Inc. .....       213
      7     Constellation Brands, Inc., Class
              A (a) (c)......................       189
      2     Molson Coors Brewing Co., Class B
              (c)............................       138
      5     Pepsi Bottling Group, Inc. ......       144
     61     PepsiCo, Inc. ...................     3,590
                                               --------
                                                  8,761
                                               --------
Biotechnology (1.5%):
     45     Amgen, Inc. (a)..................     3,564
      7     Applera Corp.- Applied Biosystems
              Group (c)......................       183
     12     Biogen Idec, Inc. (a)............       563
      4     Chiron Corp. (a).................       178
      9     Genzyme Corp. (a)................       669

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Biotechnology, continued:
     17     Gilead Sciences, Inc. (a) (c)....  $    883
      9     MedImmune, Inc. (a)..............       316
                                               --------
                                                  6,356
                                               --------
Building Products (0.2%):
      7     American Standard Cos., Inc.
              (c)............................       267
     16     Masco Corp. .....................       469
                                               --------
                                                    736
                                               --------
Capital Markets (3.1%):
     28     Bank of New York Co., Inc.
              (The)..........................       898
      4     Bear Stearns Cos., Inc. (The)....       479
     38     Charles Schwab Corp. (The).......       554
     15     E*Trade Financial Corp. (a)......       313
      3     Federated Investors, Inc., Class
              B..............................       115
      5     Franklin Resources, Inc. ........       511
     17     Goldman Sachs Group, Inc. .......     2,108
      8     Janus Capital Group, Inc. .......       147
     10     Lehman Brothers Holdings,
              Inc. ..........................     1,257
     15     Mellon Financial Corp. ..........       525
     34     Merrill Lynch & Co., Inc. .......     2,279
     39     Morgan Stanley...................     2,240
      7     Northern Trust Corp. ............       352
     12     State Street Corp. (c)...........       666
      5     T. Rowe Price Group, Inc. .......       345
                                               --------
                                                 12,789
                                               --------
Chemicals (1.5%):
      8     Air Products & Chemicals,
              Inc. ..........................       481
     35     Dow Chemical Co. (The)...........     1,549
      3     Eastman Chemical Co. ............       154
      7     Ecolab, Inc. (c).................       245
     34     EI Du Pont de Nemours & Co. .....     1,431
      4     Engelhard Corp. (c)..............       132
      4     Hercules, Inc. (a) (c)...........        47
      3     International Flavors &
              Fragrances, Inc. ..............        99
     10     Monsanto Co. ....................       762
      6     PPG Industries, Inc. ............       354
     12     Praxair, Inc. ...................       625
      5     Rohm & Haas Co. .................       255
      2     Sigma-Aldrich Corp. .............       156
                                               --------
                                                  6,290
                                               --------
Commercial Banks (5.7%):
     13     AmSouth Bancorp..................       334
    147     Bank of America Corp. (c)........     6,787
     20     BB&T Corp. (c)...................       832
      6     Comerica, Inc. ..................       344
      5     Compass Bancshares, Inc. (c).....       220
     20     Fifth Third Bancorp (c)..........       766
      5     First Horizon National Corp.
              (c)............................       177
      8     Huntington Bancshares, Inc. .....       198
     15     Keycorp..........................       492
      3     M&T Bank Corp. (c)...............       318
      8     Marshall & Ilsley Corp. (c)......       330



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 36

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Commercial Banks, continued:
     20     National City Corp. (c)..........  $    678
     17     North Fork Bancorp, Inc. ........       477
     11     PNC Financial Services Group,
              Inc. ..........................       662
     17     Regions Financial Corp. .........       573
     13     SunTrust Banks, Inc. ............       963
     11     Synovus Financial Corp. .........       309
     67     U.S. Bancorp.....................     1,988
     57     Wachovia Corp. ..................     3,007
     61     Wells Fargo & Co. ...............     3,848
      4     Zions Bancorp....................       289
                                               --------
                                                 23,592
                                               --------
Commercial Services & Supplies (0.9%):
      8     Allied Waste Industries, Inc. (a)
              (c)............................        70
      5     Apollo Group, Inc., Class A (a)
              (c)............................       322
      4     Avery Dennison Corp. ............       223
     38     Cendant Corp. ...................       647
      5     Cintas Corp. ....................       208
      5     Equifax, Inc. (c)................       181
     12     H&R Block, Inc. .................       295
      5     Monster Worldwide, Inc. (a)......       184
      8     Pitney Bowes, Inc. ..............       353
      8     R.R. Donnelley & Sons Co. .......       272
      6     Robert Half International,
              Inc. ..........................       236
     20     Waste Management, Inc. ..........       613
                                               --------
                                                  3,604
                                               --------
Communications Equipment (2.7%):
      4     ADC Telecommunications, Inc.
              (a)............................        95
      6     Andrew Corp. (a).................        64
     15     Avaya, Inc. (a)..................       164
     21     CIENA Corp.(a)...................        63
    225     Cisco Systems, Inc. (a)..........     3,851
      7     Comverse Technology, Inc. (a)
              (c)............................       197
     56     Corning, Inc. (a)................     1,097
     61     JDS Uniphase Corp. (a)...........       143
    163     Lucent Technologies, Inc. (a)
              (c)............................       433
     91     Motorola, Inc. ..................     2,060
     60     QUALCOMM, Inc. ..................     2,594
      6     Scientific-Atlanta, Inc. ........       242
     16     Tellabs, Inc. (a)................       179
                                               --------
                                                 11,182
                                               --------
Computers & Peripherals (3.6%):
     31     Apple Computer, Inc. (a).........     2,219
     86     Dell, Inc. (a)...................     2,585
     88     EMC Corp. (a)....................     1,192
     10     Gateway, Inc. (a) (c)............        24
    105     Hewlett-Packard Co. .............     3,004
     58     International Business Machines
              Corp. .........................     4,755
      4     Lexmark International, Inc.,
              Class A (a)....................       190
      7     NCR Corp. (a)....................       228
     14     Network Appliance, Inc. (a)
              (c)............................       368
      3     QLogic Corp. (a).................        96
    125     Sun Microsystems, Inc. (a).......       524
                                               --------
                                                 15,185
                                               --------

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Construction & Engineering (0.1%):
      3     Fluor Corp. (c)..................  $    246
                                               --------
Construction Materials (0.1%):
      4     Vulcan Materials Co. (c).........       253
                                               --------
Consumer Finance (1.3%):
     45     American Express Co. ............     2,340
     11     Capital One Financial Corp. .....       947
     46     MBNA Corp. ......................     1,248
     15     SLM Corp. .......................       842
                                               --------
                                                  5,377
                                               --------
Containers & Packaging (0.2%):
      4     Ball Corp. ......................       151
      4     Bemis Co. .......................       108
      5     Pactiv Corp. (a) (c).............       115
      3     Sealed Air Corp. (a) (c).........       168
      4     Temple-Inland, Inc. .............       184
                                               --------
                                                    726
                                               --------
Distributors (0.1%):
      6     Genuine Parts Co. ...............       279
                                               --------
Diversified Financial Services (3.8%):
      9     Ameriprise Financial, Inc. ......       369
      7     CIT Group, Inc. .................       379
    185     Citigroup, Inc. .................     8,991
    128     JPMorgan Chase & Co. (q).........     5,086
      9     Moody's Corp. (c)................       558
     10     Principal Financial Group (c)....       486
                                               --------
                                                 15,869
                                               --------
Diversified Telecommunication Services (2.5%):
     14     Alltel Corp. ....................       885
    143     AT&T, Inc. (m) (c)...............     3,503
      5     CenturyTel, Inc. ................       159
     12     Citizens Communications Co.
              (c)............................       150
     57     Qwest Communications
              International, Inc. (a)........       319
    108     Sprint Nextel Corp. .............     2,527
    101     Verizon Communications, Inc. ....     3,050
                                               --------
                                                 10,593
                                               --------
Electric Utilities (2.3%):
      6     Allegheny Energy, Inc. (a).......       189
      7     Ameren Corp. ....................       383
     14     American Electric Power Co.,
              Inc. ..........................       535
      7     Cinergy Corp. ...................       310
      8     CMS Energy Corp. (a) (c).........       117
      9     Consolidated Edison, Inc. (c)....       416
      7     DTE Energy Co. ..................       281
     12     Edison International.............       520
      8     Entergy Corp. ...................       522
     24     Exelon Corp. ....................     1,298
     12     FirstEnergy Corp. ...............       592
     14     FPL Group, Inc. .................       601
     13     PG&E Corp. (c)...................       466
      4     Pinnacle West Capital Corp.
              (c)............................       150
     14     PPL Corp. (c)....................       409



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Electric Utilities, continued:
      9     Progress Energy, Inc. (c)........  $    405
     27     Southern Co. (The) (c)...........       938
      8     TECO Energy, Inc. (c)............       131
     18     TXU Corp. .......................       887
     15     Xcel Energy, Inc. (c)............       272
                                               --------
                                                  9,422
                                               --------
Electrical Equipment (0.5%):
      6     American Power Conversion
              Corp. .........................       138
      3     Cooper Industries Ltd. (Bermuda),
              Class A........................       245
     15     Emerson Electric Co. ............     1,124
      7     Rockwell Automation, Inc. .......       388
                                               --------
                                                  1,895
                                               --------
Electronic Equipment & Instruments (0.3%):
     15     Agilent Technologies, Inc. (a)...       501
      6     Jabil Circuit, Inc. (a)..........       236
      5     Molex, Inc. (c)..................       136
     19     Sanmina-SCI Corp. (a)............        82
     33     Solectron Corp. (a) (c)..........       123
      9     Symbol Technologies, Inc. .......       118
      3     Tektronix, Inc. (c)..............        86
                                               --------
                                                  1,282
                                               --------
Energy Equipment & Services (1.7%):
     13     Baker Hughes, Inc. ..............       761
     12     BJ Services Co. (c)..............       433
     19     Halliburton Co. (c)..............     1,163
      6     Nabors Industries Ltd. (Bermuda)
              (a)............................       438
      6     National Oilwell Varco, Inc.
              (a)............................       400
      5     Noble Corp. (Cayman Islands)
              (c)............................       354
      4     Rowan Cos., Inc. (c).............       143
     22     Schlumberger Ltd. (Neth.
              Antilles)......................     2,096
     12     Transocean, Inc. (Cayman Islands)
              (a)............................       842
     13     Weatherford International Ltd.
              (a)............................       461
                                               --------
                                                  7,091
                                               --------
Food & Staples Retailing (2.4%):
     14     Albertson's, Inc. (c)............       288
     17     Costco Wholesale Corp. ..........       855
     30     CVS Corp. .......................       788
     27     Kroger Co. (The) (a).............       501
     16     Safeway, Inc. ...................       389
      5     SUPERVALU, Inc. (c)..............       162
     23     Sysco Corp. (c)..................       705
     91     Wal-Mart Stores, Inc. ...........     4,281
     37     Walgreen Co. ....................     1,641
      5     Whole Foods Market, Inc. ........       391
                                               --------
                                                 10,001
                                               --------
Food Products (1.0%):
     24     Archer-Daniels-Midland Co. (c)...       590
      7     Campbell Soup Co. (c)............       203
     19     ConAgra Foods, Inc. .............       385
     13     General Mills, Inc. .............       642
      7     Hershey Foods Corp. (c)..........       366

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Food Products, continued:
     12     HJ Heinz Co. ....................  $    413
      9     Kellogg Co. .....................       406
      5     McCormick & Co., Inc. (Non-
              Voting) (c)....................       152
     28     Sara Lee Corp. ..................       526
      9     Tyson Foods, Inc., Class A (c)...       158
      7     Wm. Wrigley Jr. Co. (c)..........       437
                                               --------
                                                  4,278
                                               --------
Gas Utilities (0.1%):
      6     KeySpan Corp. (c)................       228
      2     Nicor, Inc. (c)..................        64
     10     NiSource, Inc. (c)...............       208
      1     Peoples Energy Corp. (c).........        49
                                               --------
                                                    549
                                               --------
Health Care Equipment & Supplies (2.2%):
      2     Bausch & Lomb, Inc. .............       134
     23     Baxter International, Inc. ......       860
      9     Becton, Dickinson & Co. .........       555
      9     Biomet, Inc. (c).................       333
     22     Boston Scientific Corp. (a)......       529
      4     C.R. Bard, Inc. .................       253
      4     Fisher Scientific International,
              Inc. (a).......................       278
     12     Guidant Corp. ...................       787
      6     Hospira, Inc. (a)................       252
     44     Medtronic, Inc. .................     2,550
      2     Millipore Corp. (a)..............       126
      5     Patterson Cos., Inc. (a) (c).....       169
      5     PerkinElmer, Inc. ...............       113
     13     St. Jude Medical, Inc. (a).......       674
     11     Stryker Corp. ...................       474
      6     Thermo Electron Corp. (a)........       179
      4     Waters Corp. (a) (c).............       153
      9     Zimmer Holdings, Inc. (a)........       612
                                               --------
                                                  9,031
                                               --------
Health Care Providers & Services (3.2%):
     10     Aetna, Inc. .....................       988
      8     AmerisourceBergen Corp. .........       316
     16     Cardinal Health, Inc. ...........     1,078
     16     Caremark Rx, Inc. (a)............       853
      5     CIGNA Corp. .....................       515
      6     Coventry Health Care, Inc. (a)...       339
      5     Express Scripts, Inc. (a)........       447
     16     HCA, Inc. .......................       784
      9     Health Management Associates,
              Inc., Class A..................       199
      6     Humana, Inc. (a).................       324
      8     IMS Health, Inc. ................       211
      5     Laboratory Corp. of America
              Holdings (a) (c)...............       262
      3     Manor Care, Inc. (c).............       115
     11     McKesson Corp. ..................       581
     11     Medco Health Solutions, Inc.
              (a)............................       629
      6     Quest Diagnostics, Inc. .........       312
     17     Tenet Healthcare Corp. (a).......       132



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 38

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Health Care Providers & Services, continued:
     50     UnitedHealth Group, Inc. ........  $  3,106
     24     WellPoint, Inc. (a)..............     1,928
                                               --------
                                                 13,119
                                               --------
Hotels, Restaurants & Leisure (1.5%):
     16     Carnival Corp. (c)...............       848
      5     Darden Restaurants, Inc. ........       186
      7     Harrah's Entertainment, Inc. ....       480
     12     Hilton Hotels Corp. .............       290
     12     International Game Technology....       380
      6     Marriott International, Inc.,
              Class A........................       404
     46     McDonald's Corp. ................     1,554
     28     Starbucks Corp. (a) (c)..........       844
      8     Starwood Hotels & Resorts
              Worldwide, Inc. ...............       513
      4     Wendy's International, Inc. .....       235
     10     Yum! Brands, Inc. ...............       486
                                               --------
                                                  6,220
                                               --------
Household Durables (0.7%):
      3     Black & Decker Corp. ............       250
      5     Centex Corp. (c).................       334
     10     D.R. Horton, Inc. ...............       356
      5     Fortune Brands, Inc. (c).........       418
      3     KB Home (c)......................       208
      7     Leggett & Platt, Inc. ...........       155
      5     Lennar Corp., Class A (c)........       307
      3     Maytag Corp. ....................        55
     10     Newell Rubbermaid, Inc. .........       240
      8     Pulte Homes, Inc. (c)............       309
      2     Snap-On, Inc. (c)................        80
      3     Stanley Works (The) (c)..........       128
      2     Whirlpool Corp. (c)..............       207
                                               --------
                                                  3,047
                                               --------
Household Products (2.3%):
      6     Clorox Co. ......................       314
     19     Colgate-Palmolive Co. ...........     1,041
     17     Kimberly-Clark Corp. ............     1,020
    123     Procter & Gamble Co. ............     7,104
                                               --------
                                                  9,479
                                               --------
Industrial Conglomerates (4.4%):
     28     3M Co. ..........................     2,157
    387     General Electric Co. ............    13,562
      5     Textron, Inc. (c)................       373
     74     Tyco International Ltd.
              (Bermuda)......................     2,127
                                               --------
                                                 18,219
                                               --------
Insurance (4.8%):
     12     ACE Ltd. (Cayman Islands)........       631
     18     Aflac, Inc. .....................       851
     24     Allstate Corp. (The).............     1,284
      3     AMBAC Financial Group, Inc. .....       226
     95     American International Group,
              Inc. ..........................     6,485
     12     Aon Corp. .......................       421
      7     Chubb Corp. .....................       715

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Insurance, continued:
      6     Cincinnati Financial Corp. ......  $    286
     14     Genworth Financial, Inc., Class
              A..............................       477
     11     Hartford Financial Services
              Group, Inc. ...................       945
      5     Jefferson-Pilot Corp. ...........       279
      6     Lincoln National Corp. (c).......       336
      5     Loews Corp. .....................       471
     20     Marsh & McLennan Cos., Inc. .....       634
      5     MBIA, Inc. (c)...................       295
     28     Metlife, Inc. ...................     1,359
      7     Progressive Corp. (The)..........       844
     18     Prudential Financial, Inc. ......     1,353
      5     Safeco Corp. ....................       256
     25     St. Paul Travelers Cos., Inc.
              (The)..........................     1,133
      4     Torchmark Corp. .................       211
     11     UnumProvident Corp. (c)..........       248
      6     XL Capital Ltd. (Cayman Islands),
              Class A........................       430
                                               --------
                                                 20,170
                                               --------
Internet & Catalog Retail (0.6%):
     11     Amazon.com, Inc. (a) (c).........       530
     42     eBay, Inc. (a)...................     1,810
                                               --------
                                                  2,340
                                               --------
Internet Software & Services (0.4%):
     46     Yahoo!, Inc. (a).................     1,812
                                               --------
Investment Company (0.1%):
      3     S&P 500 Depositary Receipts......       416
                                               --------
IT Services (1.0%):
      5     Affiliated Computer Services,
              Inc., Class A (a) (c)..........       270
     21     Automatic Data Processing,
              Inc. ..........................       969
      7     Computer Sciences Corp. (a)......       343
      5     Convergys Corp. (a)..............        81
     19     Electronic Data Systems Corp. ...       459
     28     First Data Corp. ................     1,203
      7     Fiserv, Inc. (a) (c).............       292
     12     Paychex, Inc. ...................       466
      5     Sabre Holdings Corp., Class A....       116
     12     Unisys Corp. (a).................        73
                                               --------
                                                  4,272
                                               --------
Leisure Equipment & Products (0.2%):
      4     Brunswick Corp. .................       144
     11     Eastman Kodak Co. (c)............       246
      7     Hasbro, Inc. ....................       132
     15     Mattel, Inc. ....................       234
                                               --------
                                                    756
                                               --------
Machinery (1.4%):
     25     Caterpillar, Inc. ...............     1,439
      2     Cummins, Inc. (c)................       154
      9     Danaher Corp. (c)................       485
      9     Deere & Co. .....................       601
      7     Dover Corp. .....................       300



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Machinery, continued:
      5     Eaton Corp. .....................  $    364
      7     Illinois Tool Works, Inc. .......       660
     12     Ingersoll-Rand Co., Ltd.
              (Bermuda), Class A.............       489
      3     ITT Industries, Inc. ............       348
      2     Navistar International Corp. (a)
              (c)............................        65
      6     PACCAR, Inc. ....................       429
      5     Pall Corp. (c)...................       122
      4     Parker-Hannifin Corp. (c)........       289
                                               --------
                                                  5,745
                                               --------
Media (3.3%):
     20     Clear Channel Communications,
              Inc. ..........................       622
     80     Comcast Corp., Class A (a).......     2,064
      2     Dow Jones & Co., Inc. (c)........        77
      3     E.W. Scripps Co., Class A (c)....       150
      9     Gannett Co., Inc. ...............       532
     16     Interpublic Group of Cos., Inc.
              (a) (c)........................       152
      3     Knight Ridder, Inc. (c)..........       161
     14     McGraw-Hill Cos., Inc. (The)
              (c)............................       709
      2     Meredith Corp. ..................        80
      5     New York Times Co., Class A
              (c)............................       141
     89     News Corp., Class A..............     1,386
      7     Omnicom Group, Inc. .............       562
    171     Time Warner, Inc. ...............     2,978
     10     Tribune Co. (c)..................       290
      8     Univision Communications, Inc.,
              Class A (a)....................       241
     57     Viacom, Inc., Class B (a)........     1,845
     70     Walt Disney Co. .................     1,688
                                               --------
                                                 13,678
                                               --------
Metals & Mining (0.8%):
     32     Alcoa, Inc. .....................       942
      3     Allegheny Technologies, Inc. ....       112
      7     Freeport-McMoRan Copper & Gold,
              Inc., Class B..................       363
     16     Newmont Mining Corp. ............       874
      6     Nucor Corp. (c)..................       380
      4     Phelps Dodge Corp. ..............       535
      4     United States Steel Corp. (c)....       200
                                               --------
                                                  3,406
                                               --------
Multi-Utilities (0.9%):
     24     AES Corp. (The) (a)..............       379
     11     CenterPoint Energy, Inc. (c).....       146
      7     Constellation Energy Group,
              Inc. ..........................       376
     13     Dominion Resources, Inc. (c).....       982
     34     Duke Energy Corp. (c)............       933
     11     Dynegy, Inc., Class A (a) (c)....        53
      9     Public Service Enterprise Group,
              Inc. ..........................       596
      9     Sempra Energy....................       422
                                               --------
                                                  3,887
                                               --------
Multiline Retail (1.1%):
      4     Big Lots, Inc. (a) (c)...........        50
      2     Dillards, Inc., Class A (c)......        56

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Multiline Retail, continued:
     12     Dollar General Corp. ............  $    221
      6     Family Dollar Stores, Inc. (c)...       141
     10     Federated Department Stores,
              Inc. ..........................       661
      9     J.C. Penney Co., Inc. ...........       473
     13     Kohl's Corp. (a).................       614
      8     Nordstrom, Inc. .................       299
      4     Sears Holdings Corp. (a) (c).....       422
     32     Target Corp. ....................     1,770
                                               --------
                                                  4,707
                                               --------
Office Electronics (0.1%):
     35     Xerox Corp. (a)..................       515
                                               --------
Oil, Gas & Consumable Fuels (7.5%):
      3     Amerada Hess Corp. (c)...........       372
      9     Anadarko Petroleum Corp. ........       823
     12     Apache Corp. ....................       826
      3     Ashland, Inc. ...................       152
     14     Burlington Resources, Inc. ......     1,193
     82     Chevron Corp. ...................     4,667
     51     ConocoPhillips...................     2,956
     16     Devon Energy Corp. ..............     1,018
     24     El Paso Corp. ...................       294
      9     EOG Resources, Inc. .............       649
    228     Exxon Mobil Corp. ...............    12,799
      4     Kerr-McGee Corp. ................       386
      4     Kinder Morgan, Inc. .............       354
     13     Marathon Oil Corp. ..............       818
      6     Murphy Oil Corp. (c).............       327
     15     Occidental Petroleum Corp. (c)...     1,176
      5     Sunoco, Inc. (c).................       391
     23     Valero Energy Corp. .............     1,165
     21     Williams Cos., Inc. .............       486
     13     XTO Energy, Inc. (c).............       585
                                               --------
                                                 31,437
                                               --------
Paper & Forest Products (0.4%):
     18     International Paper Co. (c)......       604
      4     Louisiana-Pacific Corp. (c)......       106
      7     MeadWestvaco Corp. ..............       186
      9     Weyerhaeuser Co. ................       591
                                               --------
                                                  1,487
                                               --------
Personal Products (0.1%):
      3     Alberto-Culver Co. (c)...........       127
     17     Avon Products, Inc. .............       479
                                               --------
                                                    606
                                               --------
Pharmaceuticals (6.4%):
     57     Abbott Laboratories..............     2,240
      5     Allergan, Inc. (c)...............       520
     72     Bristol-Myers Squibb Co. ........     1,647
     42     Eli Lilly & Co. .................     2,356
     12     Forest Laboratories, Inc. (a)....       503
    109     Johnson & Johnson................     6,547
      9     King Pharmaceuticals, Inc. (a)...       150
     80     Merck & Co., Inc. ...............     2,547
      8     Mylan Laboratories, Inc. ........       160



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 40

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Pharmaceuticals, continued:
    270     Pfizer, Inc. ....................  $  6,295
     54     Schering-Plough Corp. ...........     1,128
      4     Watson Pharmaceuticals, Inc. (a)
              (c)............................       121
     49     Wyeth............................     2,264
                                               --------
                                                 26,478
                                               --------
Real Estate (0.7%):
      4     Apartment Investment & Management
              Co. REIT (c)...................       133
      8     Archstone-Smith Trust REIT.......       325
     15     Equity Office Properties Trust,
              REIT...........................       451
     11     Equity Residential REIT (c)......       413
      7     Plum Creek Timber Co., Inc. REIT
              (c)............................       243
      9     Prologis REIT....................       417
      3     Public Storage, Inc. REIT (c)....       205
      7     Simon Property Group, Inc. REIT
              (c)............................       523
      4     Vornado Realty Trust REIT........       361
                                               --------
                                                  3,071
                                               --------
Road & Rail (0.7%):
     14     Burlington Northern Santa Fe
              Corp. .........................       969
      8     CSX Corp. (c)....................       404
     15     Norfolk Southern Corp. ..........       667
     10     Union Pacific Corp. .............       781
                                               --------
                                                  2,821
                                               --------
Semiconductors & Semiconductor Equipment (3.2%):
     15     Advanced Micro Devices, Inc.
              (a)............................       453
     13     Altera Corp. (a) (c).............       246
     13     Analog Devices, Inc. ............       482
     59     Applied Materials, Inc. .........     1,066
     11     Applied Micro Circuits Corp. (a)
              (c)............................        28
     11     Broadcom Corp., Class A (a)......       499
     15     Freescale Semiconductor, Inc.,
              Class B (a)....................       378
    221     Intel Corp. .....................     5,511
      7     KLA-Tencor Corp. ................       357
     11     Linear Technology Corp. (c)......       402
     14     LSI Logic Corp. (a)..............       115
     12     Maxim Integrated Products,
              Inc. ..........................       435
     23     Micron Technology, Inc. (a)......       301
     13     National Semiconductor Corp. ....       327
      5     Novellus Systems, Inc. (a) (c)...       118
      6     Nvidia Corp. (a) (c).............       229
      7     PMC-Sierra, Inc. (a) (c).........        52
      7     Teradyne, Inc. (a) (c)...........       105
     59     Texas Instruments, Inc. .........     1,900
     13     Xilinx, Inc. ....................       322
                                               --------
                                                 13,326
                                               --------
Software (3.5%):
     22     Adobe Systems, Inc. .............       814
      8     Autodesk, Inc. ..................       363
      8     BMC Software, Inc. (a)...........       162
      6     Citrix Systems, Inc. (a) (c).....       186
     17     Computer Associates
              International, Inc. (c)........       474

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Software, continued:
     14     Compuware Corp. (a)..............  $    127
     11     Electronic Arts, Inc. (a) (c)....       576
      6     Intuit, Inc. (a).................       345
      3     Mercury Interactive Corp. (a)
              (c)............................        88
    335     Microsoft Corp. .................     8,766
     14     Novell, Inc. (a) (c).............       124
    138     Oracle Corp. (a).................     1,682
     10     Parametric Technology Corp.
              (a)............................        61
     19     Siebel Systems, Inc. ............       205
     40     Symantec Corp. (a)...............       693
                                               --------
                                                 14,666
                                               --------
Specialty Retail (2.2%):
      7     Autonation, Inc. (a) (c).........       144
      2     AutoZone, Inc. (a)...............       185
     11     Bed Bath & Beyond, Inc. (a)......       393
     15     Best Buy Co., Inc. ..............       651
      6     Circuit City Stores, Inc. .......       129
     21     Gap, Inc. (The)..................       371
     78     Home Depot, Inc. ................     3,149
     13     Limited Brands, Inc. (c).........       285
     29     Lowe's Cos., Inc. ...............     1,909
     11     Office Depot, Inc. (a)...........       355
      3     OfficeMax, Inc. .................        66
      5     RadioShack Corp. (c).............       104
      4     Sherwin-Williams Co. (The) (c)...       187
     27     Staples, Inc. ...................       608
      5     Tiffany & Co. (c)................       199
     17     TJX Cos., Inc. (c)...............       392
                                               --------
                                                  9,127
                                               --------
Textiles, Apparel & Luxury Goods (0.4%):
     14     Coach, Inc. (a)..................       464
      4     Jones Apparel Group, Inc. (c)....       132
      4     Liz Claiborne, Inc. .............       140
      7     Nike, Inc., Class B (c)..........       604
      2     Reebok International Ltd. .......       112
      3     V.F. Corp. ......................       180
                                               --------
                                                  1,632
                                               --------
Thrifts & Mortgage Finance (1.6%):
     22     Countrywide Financial Corp. .....       748
     35     Fannie Mae.......................     1,730
     25     Freddie Mac......................     1,653
      9     Golden West Financial Corp. .....       616
      3     MGIC Investment Corp. (c)........       219
     13     Sovereign Bancorp, Inc. .........       283
     36     Washington Mutual, Inc. .........     1,572
                                               --------
                                                  6,821
                                               --------
Tobacco (1.5%):
     76     Altria Group, Inc. ..............     5,698
      3     Reynolds American, Inc. (c)......       298
      6     UST, Inc. (c)....................       245
                                               --------
                                                  6,241
                                               --------



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN EQUITY INDEX TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COMMON STOCKS, CONTINUED:
Trading Companies & Distributors (0.0%):(g)
      3     Grainger (W.W.), Inc. (c)........  $    198
                                               --------
Wireless Telecommunication Services (0.4%):
     67     BellSouth Corp. .................     1,815
                                               --------
  Total Long-Term Investments
    (Cost $396,551)                             412,979
                                               --------
SHORT-TERM INVESTMENTS (0.1%):
U.S. TREASURIES (0.1%):
            U.S. Treasury Bills
    151     3.82%, 01/26/06 (m)..............       151
    100     3.84%, 02/23/06..................        99
     20     3.91%, 03/23/06..................        20
                                               --------
            Total Short-Term Investments
              (Cost $270)....................       270
                                               --------
INVESTMENTS OF CASH COLLATERAL ON SECURITIES LOANED
  (10.2%):
Certificate of Deposit (0.4%):
  1,750     Wells Fargo Bank San Francisco
              4.30%:, 01/27/06...............     1,750
                                               --------
Corporate Note (0.4%):
  1,500     American Express Credit
              Corporation 4.36%:, 01/12/06...     1,500
                                               --------
COMMERCIAL PAPER (0.4%):
  1,688     HSBC Finance Corporation, 4.43%
              02/10/06.......................     1,688
                                               --------
TIME DEPOSIT (0.4%):
  1,500     Royal Bank of Scotland, 4.30%:,
              01/31/06.......................     1,500
                                               --------
Repurchase Agreements (8.6%):
  5,682     Bank of America Securities LLC,
              4.26%, dated 12/30/05, due
              01/03/06, repurchase price
              $5,685, collateralized by U.S.
              Government Agency Mortgages....     5,682
  7,500     Barclays Capital, Inc., 4.28%,
              dated 12/30/05, due 01/03/06,
              repurchase price $7,504,
              collateralized by U.S.
              Government Agency Mortgages....     7,500

 SHARES           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
INVESTMENTS OF CASH COLLATERAL ON SECURITIES LOANED,
  CONTINUED:
REPURCHASE AGREEMENTS, CONTINUED:
  7,000     Lehman Brothers Inc., 4.26%,
              dated 12/30/05, due 01/03/06,
              repurchase price $7,003,
              collateralized by U.S.
              Government Agency Mortgages....  $  7,000
  8,000     Morgan Stanley & Co., Inc.,
              4.27%, dated 12/30/05, due
              01/03/06, repurchase price
              $8,004 collateralized by U.S.
              Government Agency Mortgages....     8,000
  8,000     UBS Securities LLC, 4.26%, dated
              12/30/05, due 01/03/06,
              repurchase price $8,004,
              collateralized by U.S.
              Government Agency Mortgages....     8,000
                                               --------
                                                 36,182
                                               --------
  Total Investments of Cash Collateral for
    Securities on Loan (Cost $42,620)            42,620
                                               --------
TOTAL INVESTMENTS (109.4%)
  (Cost $439,441)                               455,869
LIABILITIES IN EXCESS OF OTHER ASSETS (9.4%)   (39,052)
                                               --------
 NET ASSETS (100.0%)                           $416,817
                                               ========

------------

Percentages indicated are based on net assets.

FUTURES CONTRACTS

(Amounts in thousands, except number of contracts)

                                        Notional
                                        Value at    Unrealized
Number of                  Expiration   12/30/05   Depreciation
Contracts    Description      Date       (USD)        (USD)
---------   -------------  ----------  ----------  ------------
      Long Futures Outstanding
 12         S&P 500 Index  March 2006      $3,764      $(29)



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 42

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (94.5%):
ASSET BACKED SECURITIES (3.0%):
 $   405    American Express Credit Account
              Master Trust, Series 2004-3,
              Class A, 4.35%, 12/15/11.......  $    399
            AmeriCredit Automobile
              Receivables Trust
     158    Series 2001-D, Class A4, 4.41%,
              11/12/08.......................       158
     316    Series 2002-A, Class A4, 4.61%,
              01/12/09.......................       315
     324    Series 2002-D, Class A4, 3.40%,
              04/13/09.......................       321
     178    Series 2003-BX, Class A4A, 2.72%,
              01/06/10.......................       176
     202    Capital One Master Trust, Series
              2001-5, Class A, 5.30%,
              06/15/09.......................       202
            Citibank Credit Card Issuance
              Trust
     202    Series 2002-A1, Class A1, 4.95%,
              02/09/09.......................       202
     860    Series 2002-C2, Class C2, 6.95%,
              02/18/14.......................       932
     500    Series 2005-B1, Class B1, 4.40%,
              09/15/10.......................       493
     337    CNH Equipment Trust, Series
              2003-B, Class A4B, 3.38%,
              02/15/11.......................       329
     295    Conseco Finance, Series 2001-B,
              Class 1M1, 7.27%, 06/15/32.....       299
   2,199    Countrywide Asset-Backed
              Certificates Series 2004-AB2,
              Class A2, FRN, 4.65%,
              05/25/36.......................     2,202
     220    GE Capital Mortgage Services,
              Inc. Series 1999-HE, Class M,
              6.71%, 04/25/29................       220
     600    Household Automotive Trust,
              Series 2005-1, Class A4, 4.35%,
              06/18/12.......................       590
            MBNA Credit Card Master Note
              Trust
     607    Series 2002-C1, Class C1, 6.80%,
              07/15/14.......................       654
     253    Series 2003-C1, Class C1, FRN,
              6.07%, 06/15/12................       267
            MBNA Master Credit Card Trust USA
     445    Series 1999-J, Class C, 7.85%,
              02/15/12 (e)...................       488
     405    Series 2000-D, Class C, 8.40%,
              09/15/09 (e)...................       422
     189    Onyx Acceptance Grantor Trust,
              Series 2002-C, Class A4, 4.07%,
              04/15/09.......................       189

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
ASSET BACKED SECURITIES, CONTINUED:
 $    74    Residential Asset Mortgage
              Products, Inc., Series
              2001-RS3, Class AI4, SUB,
              6.29%, 10/25/31................  $     73
     253    Textron Financial Corp.
              Receivables Trust, Series
              2000-C, Class A3, 6.61%,
              02/15/15 (e)...................       254
            WFS Financial Owner Trust
     233    Series 2002-2, Class A4, SUB,
              4.50%, 02/20/10................       233
      15    Series 2003-2, Class A3, 1.76%,
              01/21/08.......................        15
     405    Series 2003-2, Class A4, 2.41%,
              12/20/10.......................       399
     497    Series 2003-4, Class A4, 3.15%,
              05/20/11.......................       488
     216    Series 2004-1, Class A3, 2.19%,
              06/20/08.......................       215
                                               --------
  Total Asset Backed Securities
    (Cost $10,670)                               10,535
                                               --------
COLLATERALIZED MORTGAGE OBLIGATIONS (45.4%):
Agency CMO (37.5%):
   2,886    Federal Home Loan Bank System
            Series 2012, Class A, 4.72%,
              09/20/12.......................     2,828
            Federal Home Loan Mortgage Corp.
      33    Series 11, Class D, 9.50%,
              07/15/19.......................        33
       1    Series 41, Class I, HB, 84.00%,
              05/15/20.......................         1
      14    Series 46, Class B, 7.80%,
              09/15/20.......................        14
       6    Series 47, Class F, 10.00%,
              06/15/20.......................         6
      12    Series 99, Class Z, 9.50%,
              01/15/21.......................        12
      54    Series 114, Class H, 6.95%,
              01/15/21.......................        54
       4    Series 1079, Class S, IF, 19.13%,
              05/15/21.......................         4
       6    Series 1084, Class F, FRN, 5.33%,
              05/15/21.......................         6
       4    Series 1084, Class S, IF, 25.54%,
              05/15/21.......................         4
      24    Series 1144, Class KB, 8.50%,
              09/15/21.......................        24
      49    Series 1206, Class IA, 7.00%,
              03/15/22.......................        49
     663    Series 1212, Class IZ, 8.00%,
              02/15/22.......................       663



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $    34    Series 1250, Class J, 7.00%,
              05/15/22.......................  $     34
      86    Series 1343, Class LA, 8.00%,
              08/15/22.......................        88
      93    Series 1404, Class FA, 4.50%,
              11/15/07.......................        92
     384    Series 1466, Class PZ, 7.50%,
              02/15/23.......................       397
       5    Series 1470, Class F, FRN, 4.07%,
              02/15/23.......................         5
     150    Series 1491, Class I, 7.50%,
              04/15/23.......................       158
      10    Series 1506, Class F, FRN, 4.84%,
              05/15/08.......................        10
       2    Series 1506, Class S, IF, 13.05%,
              05/15/08.......................         2
     516    Series 1512, Class J, 6.50%,
              05/15/08.......................       520
      63    Series 1513, Class AG, FRN,
              3.73%, 05/15/08................        62
     118    Series 1513, Class N, 6.50%,
              05/15/08.......................       119
     149    Series 1518, Class G, IF, 4.88%,
              05/15/23.......................       144
     141    Series 1541, Class O, FRN, 3.78%,
              07/15/23.......................       136
      52    Series 1544, Class J, IF, 8.40%,
              07/15/08.......................        52
      30    Series 1549, Class K, 8.50%,
              07/15/08.......................        30
     307    Series 1558, Class D, 6.50%,
              07/15/23.......................       313
      99    Series 1586, Class M, 5.00%,
              09/15/08.......................        99
      75    Series 1587, Class SL, IF,
              12.58%, 10/15/08...............        75
      29    Series 1600, Class SC, IF, 8.60%,
              10/15/08.......................        30
       3    Series 1602, Class SA, IF, 8.53%,
              10/15/23.......................         2
      39    Series 1604, Class SA, IF, 9.66%,
              11/15/08.......................        40
      73    Series 1606, Class SC, IF,
              13.43%, 11/15/08...............        78
     767    Series 1607, Class H, 6.25%,
              10/15/13.......................       781
     304    Series 1608, Class L, 6.50%,
              09/15/23.......................       317
     363    Series 1609, Class L, IF, 7.85%,
              11/15/23.......................       359

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   294    Series 1611, Class JA, FRN,
              5.63%, 08/15/23................  $    298
     268    Series 1611, Class JB, IF, 6.34%,
              08/15/23.......................       258
      55    Series 1625, Class SD, IF, 8.50%,
              12/15/08.......................        57
      20    Series 1665, Class FA, FRN,
              3.95%, 06/15/23................        19
       4    Series 1671, Class L, 7.00%,
              02/15/24.......................         4
       7    Series 1685, Class Z, 6.00%,
              11/15/23.......................         8
      62    Series 1689, Class SD, IF, 9.51%,
              10/15/23.......................        63
     101    Series 1698, Class SC, IF, 9.98%,
              03/15/09.......................       110
     405    Series 1706, Class K, 7.00%,
              03/15/24.......................       425
      66    Series 1745, Class D, 7.50%,
              08/15/24.......................        66
     164    Series 1798, Class F, 5.00%,
              05/15/23.......................       162
       8    Series 1807, Class G, 9.00%,
              10/15/20.......................         9
     701    Series 1927, Class PH, 7.50%,
              01/15/27.......................       729
     321    Series 1981, Class Z, 6.00%,
              05/15/27.......................       322
     100    Series 1987, Class PE, 7.50%,
              09/15/27.......................       103
      17    Series 2017, Class SE, IF,
              12.55%, 12/15/08...............        18
     308    Series 2025, Class PE, 6.30%,
              01/15/13.......................       314
     364    Series 2040, Class PE, 7.50%,
              03/15/28.......................       382
     235    Series 2056, Class TD, 6.50%,
              05/15/18.......................       244
     881    Series 2063, Class PG, 6.50%,
              06/15/28.......................       905
     140    Series 2064, Class TE, 7.00%,
              06/15/28.......................       145
     588    Series 2075, Class PH, 6.50%,
              08/15/28.......................       605
     304    Series 2075, Class PM, 6.25%,
              08/15/28.......................       313
     134    Series 2097, Class PV, 6.00%,
              09/15/09.......................       136
     137    Series 2102, Class TC, 6.00%,
              12/15/13.......................       140



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 44

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   448    Series 2125, Class JZ, 6.00%,
              02/15/29.......................  $    456
     506    Series 2169, Class TB, 7.00%,
              06/15/29.......................       536
     202    Series 2172, Class QC, 7.00%,
              07/15/29.......................       217
       4    Series 2196, Class TL, 7.50%,
              11/15/29.......................         4
     229    Series 2201, Class C, 8.00%,
              11/15/29.......................       240
     357    Series 2210, Class Z, 8.00%,
              01/15/30.......................       376
     169    Series 2224, Class CB, 8.00%,
              03/15/30.......................       176
     264    Series 2256, Class MC, 7.25%,
              09/15/30.......................       271
     369    Series 2259, Class ZM, 7.00%,
              10/15/30.......................       384
     286    Series 2271, Class PC, 7.25%,
              12/15/30.......................       295
     202    Series 2283, Class K, 6.50%,
              12/15/23.......................       213
     171    Series 2296, Class PD, 7.00%,
              03/15/31.......................       176
      23    Series 2299, Class G, 7.00%,
              05/15/14.......................        23
     190    Series 2312, Class KV, 6.50%,
              05/15/14.......................       191
      58    Series 2317, Class VG, 6.50%,
              04/15/31.......................        59
     151    Series 2333, Class HC, 6.00%,
              07/15/31.......................       153
     272    Series 2344, Class QG, 6.00%,
              08/15/16.......................       279
   3,217    Series 2344, Class ZD, 6.50%,
              08/15/31.......................     3,354
     457    Series 2344, Class ZJ, 6.50%,
              08/15/31.......................       471
     370    Series 2345, Class NE, 6.50%,
              08/15/31.......................       381
     452    Series 2345, Class PQ, 6.50%,
              08/15/16.......................       468
     103    Series 2345, Class PV, 6.50%,
              01/15/24.......................       104
     369    Series 2347, Class VP, 6.50%,
              03/15/20.......................       380
     285    Series 2349, Class NW, 6.50%,
              10/15/16.......................       286
     268    Series 2351, Class PZ, 6.50%,
              08/15/31.......................       280

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   131    Series 2353, Class PC, 6.50%,
              09/15/15.......................  $    130
     331    Series 2355, Class BP, 6.00%,
              09/15/16.......................       339
       6    Series 2357, Class VX, 6.50%,
              12/15/17.......................         6
     372    Series 2360, Class PG, 6.00%,
              09/15/16.......................       381
     170    Series 2362, Class PD, 6.50%,
              06/15/20.......................       172
     149    Series 2362, Class PJ, 6.50%,
              10/15/28.......................       151
     311    Series 2366, Class MD, 6.00%,
              10/15/16.......................       319
     234    Series 2391, Class QE, 5.50%,
              05/15/15.......................       234
     506    Series 2391, Class QR, 5.50%,
              12/15/16.......................       513
     462    Series 2391, Class VQ, 6.00%,
              10/15/12.......................       473
     405    Series 2392, Class PV, 6.00%,
              12/15/20.......................       412
     159    Series 2410, Class HC, 5.50%,
              02/15/09.......................       159
     334    Series 2410, Class NG, 6.50%,
              02/15/32.......................       347
     455    Series 2410, Class OE, 6.38%,
              02/15/32.......................       465
   1,000    Series 2410, Class QS, IF, 8.14%,
              02/15/32.......................     1,019
      85    Series 2412, Class SE, IF, 7.11%,
              02/15/09.......................        85
     405    Series 2412, Class SP, IF, 7.36%,
              02/15/32.......................       387
     191    Series 2423, Class MC, 7.00%,
              03/15/32.......................       198
     366    Series 2423, Class MT, 7.00%,
              03/15/32.......................       379
   1,215    Series 2434, Class TC, 7.00%,
              04/15/32.......................     1,268
     243    Series 2435, Class CJ, 6.50%,
              04/15/32.......................       256
     405    Series 2435, Class VH, 6.00%,
              07/15/19.......................       413
     304    Series 2441, Class GF, 6.50%,
              04/15/32.......................       318
     444    Series 2450, Class GZ, 7.00%,
              05/15/32.......................       463
     297    Series 2454, Class VB, 6.50%,
              10/15/15.......................       300



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   405    Series 2455, Class GK, 6.50%,
              05/15/32.......................  $    423
     499    Series 2460, Class VZ, 6.00%,
              11/15/29.......................       508
     457    Series 2461, Class VB, 6.50%,
              04/15/18.......................       459
   1,417    Series 2462, Class JG, 6.50%,
              06/15/32.......................     1,475
   1,012    Series 2466, Class DH, 6.50%,
              06/15/32.......................     1,052
   1,012    Series 2466, Class PG, 6.50%,
              04/15/32.......................     1,051
     405    Series 2474, Class NR, 6.50%,
              07/15/32.......................       423
     505    Series 2484, Class LZ, 6.50%,
              07/15/32.......................       534
       5    Series 2496, Class LD, 8.50%,
              11/15/15.......................         5
   1,012    Series 2498, Class UD, 5.50%,
              06/15/16.......................     1,019
     904    Series 2500, Class GD, 5.50%,
              12/15/15.......................       907
     607    Series 2500, Class MC, 6.00%,
              09/15/32.......................       620
     911    Series 2500, Class TD, 5.50%,
              02/15/16.......................       915
     607    Series 2512, Class PG, 5.50%,
              10/15/22.......................       608
     607    Series 2515, Class DE, 4.00%,
              03/15/32.......................       562
      78    Series 2519, Class BT, 8.50%,
              09/15/31.......................        84
     470    Series 2527, Class VU, 5.50%,
              10/15/13.......................       474
     304    Series 2535, Class BK, 5.50%,
              12/15/22.......................       308
     425    Series 2537, Class TE, 5.50%,
              12/15/17.......................       431
     675    Series 2543, Class YX, 6.00%,
              12/15/32.......................       689
     729    Series 2557, Class WJ, 5.00%,
              07/15/14.......................       729
     607    Series 2565, Class MB, 6.00%,
              05/15/30.......................       618
     810    Series 2575, Class ME, 6.00%,
              02/15/33.......................       827
   1,148    Series 2594, Class VA, 6.00%,
              03/15/14.......................     1,171
     491    Series 2594, Class VP, 6.00%,
              02/15/14.......................       500

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   405    Series 2594, Class VQ, 6.00%,
              08/15/20.......................  $    411
     720    Series 2597, Class AD, 6.50%,
              03/15/32.......................       748
     405    Series 2617, Class GR, 4.50%,
              05/15/18.......................       386
   1,000    Series 2628, Class WA, 4.00%,
              07/15/28.......................       935
     202    Series 2631, Class LC, 4.50%,
              06/15/18.......................       193
     202    Series 2640, Class VE, 3.25%,
              07/15/22.......................       171
     575    Series 2643, Class KG, 4.00%,
              05/15/18.......................       571
     451    Series 2651, Class VZ, 4.50%,
              07/15/18.......................       425
     236    Series 2656, Class SH, IF, 8.49%,
              02/15/25.......................       239
     305    Series 2668, Class SB, IF, 3.32%,
              10/15/15.......................       294
     202    Series 2672, Class ME, 5.00%,
              11/15/22.......................       199
     506    Series 2675, Class CK, 4.00%,
              09/15/18.......................       465
     380    Series 2682, Class YS, IF, 2.43%,
              10/15/33.......................       271
     202    Series 2686, Class GB, 5.00%,
              05/15/20.......................       201
     155    Series 2691, Class WS, IF, 2.45%,
              10/15/33.......................       110
   1,000    Series 2695, Class DE, 4.00%,
              01/15/17.......................       947
     226    Series 2705, Class SC, IF, 2.45%,
              11/15/33.......................       159
     226    Series 2705, Class SD, IF, 3.38%,
              11/15/33.......................       166
   1,478    Series 2727, Class BS, IF, 2.52%,
              01/15/34.......................       880
      56    Series 2733, Class GF, FRN,
              09/15/33.......................        55
      95    Series 2739, Class S, IF, 3.26%,
              01/15/34.......................        74
     150    Series 2744, Class FE, FRN,
              02/15/34.......................       140
     405    Series 2744, Class PC, 5.50%,
              01/15/31.......................       410
     505    Series 2744, Class PD, 5.50%,
              08/15/33.......................       520
     405    Series 2744, Class TU, 5.50%,
              05/15/32.......................       405



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 46

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   178    Series 2753, Class S, IF, 3.26%,
              02/15/34.......................  $    118
     149    Series 2755, Class SA, IF, 5.46%,
              05/15/30.......................       139
     399    Series 2776, Class SK, IF, 2.52%,
              04/15/34.......................       307
      55    Series 2925, Class ZM, 5.00%,
              01/15/35.......................        54
      --(h) Series 1196, Class B, IF, IO, HB,
              657.68%, 01/15/22..............         1
      16    Series 1465, Class SA, IF, IO,
              4.63%, 02/15/08................       -(h)
      25    Series 1506, Class SD, IF, IO
              4.13%, 05/15/08................         1
      65    Series 1700, Class GA, PO,
              02/15/24.......................        59
      77    Series 1900, Class TA, PO,
              08/15/08.......................        74
      33    Series 1967, Class PC, PO,
              10/15/08.......................        31
      48    Series 2033, Class SN, IF, IO,
              17.11%, 03/15/24...............        13
     135    Series 2038, Class PN, IO, 7.00%,
              03/15/28.......................        24
     155    Series 2089, Class PJ, IO, 7.00%,
              10/15/28.......................        35
      60    Series 2163, Class PC, IO, 7.50%,
              06/15/29.......................        13
      80    Series 2306, Class K, PO,
              05/15/24.......................        69
     195    Series 2306, Class SE, IF, IO,
              6.15%, 05/15/24................        26
      33    Series 2382, Class TL, IO, 6.50%,
              02/15/31.......................         2
     171    Series 2410, Class QX, IF, IO,
              4.28%, 02/15/32................        18
     442    Series 2444, Class ES, IF, IO,
              3.58%, 03/15/32................        38
     177    Series 2450, Class SW, IF, IO,
              3.63%, 03/15/32................        16
     241    Series 2513, Class YO, PO,
              02/15/32.......................       206
     387    Series 2586, Class WI, IO, 6.50%,
              03/15/33.......................        83
     917    Series 2597, Class DS, IF, IO,
              3.18%, 02/15/33................        60
   2,016    Series 2599, Class DS, IF, IO,
              2.63%, 02/15/33................       113
   2,046    Series 2610, Class DS, IF, IO,
              2.73%, 03/15/33................       117

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $ 1,230    Series 2611, Class SH, IF, IO,
              3.28%, 10/15/21................  $     87
     371    Series 2619, Class IM, IO, 5.00%,
              10/15/21.......................        51
     112    Series 2643, Class HI, IO, 4.50%,
              12/15/16.......................        12
     243    Series 2684, Class TO, PO,
              10/15/33.......................       134
     383    Series 2749, Class PK, IO, 5.00%,
              09/15/22.......................        24
      59    Series 2769, PO, 03/15/34........        42
     228    Series 2846, PO, 08/15/34........       190
      99    Series T-58, Class A, PO,
              09/25/43.......................        85
            Federal Home Loan Mortgage Corp.
              Structured Pass Through
              Securities
     138    Series T-41, Class 3A, 7.50%,
              07/25/32.......................       144
     124    Series T-51, Class 2A, VAR,
              7.50%, 08/25/42................       128
   1,167    Series T-54, Class 2A, 6.50%,
              02/25/43.......................     1,197
     408    Series T-54, Class 3A, 7.00%,
              02/25/43.......................       427
     245    Federal Home Loan Mortgage Corp.-
              Government National Mortgage
              Association Series 24, Class
              ZE, 6.25%, 11/25/23............       251
            Federal National Mortgage
              Association
       9    Series 1988-7, Class Z, 9.25%,
              04/25/18.......................        10
      41    Series 1989-70, Class G, 8.00%,
              10/25/19.......................        44
      17    Series 1989-78, Class H, 9.40%,
              11/25/19.......................        18
      14    Series 1989-83, Class H, 8.50%,
              11/25/19.......................        15
      14    Series 1989-89, Class H, 9.00%,
              11/25/19.......................        15
       5    Series 1990-1, Class D, 8.80%,
              01/25/20.......................         5
       8    Series 1990-7, Class B, 8.50%,
              01/25/20.......................         8
       9    Series 1990-60, Class K, 5.50%,
              06/25/20.......................         9
       7    Series 1990-63, Class H, 9.50%,
              06/25/20.......................         8



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $     9    Series 1990-93, Class G, 5.50%,
              08/25/20.......................  $      9
      --(h) Series 1990-94, Class H, HB,
              505.00%, 08/25/20..............         1
      38    Series 1990-102, Class J, 6.50%,
              08/25/20.......................        39
      17    Series 1990-120, Class H, 9.00%,
              10/25/20.......................        17
       3    Series 1990-134, Class SC, IF,
              14.99%, 11/25/20...............         4
      22    Series 1991-42, Class S, IF,
              9.96%, 05/25/21................        24
      45    Series 1992-33, Class F, FRN,
              4.04%, 03/25/22................        44
      23    Series 1992-143, Class MA, 5.50%,
              09/25/22.......................        24
      16    Series 1992-44, Class K, 7.25%,
              04/25/07.......................        16
     190    Series 1993-18, Class PK, 6.50%,
              02/25/08.......................       191
     141    Series 1993-25, Class J, 7.50%,
              03/25/23.......................       148
     891    Series 1993-37, Class PX, 7.00%,
              03/25/23.......................       919
     221    Series 1993-41, Class PH, 6.00%,
              03/25/23.......................       221
     324    Series 1993-54, Class Z, 7.00%,
              04/25/23.......................       336
      68    Series 1993-62, Class SA, IF,
              13.09%, 04/25/23...............        77
      14    Series 1993-72, Class F, FRN,
              4.09%, 05/25/08................        14
      87    Series 1993-122, Class M, 6.50%,
              07/25/23.......................        90
      30    Series 1993-165, Class SD, IF,
              8.09%, 09/25/23................        32
      16    Series 1993-170, Class SE, IF,
              13.69%, 09/25/08...............        17
      22    Series 1993-175, Class SA, IF,
              12.46%, 09/25/08...............        24
     128    Series 1993-178, Class PK, 6.50%,
              09/25/23.......................       132
   1,012    Series 1993-183, Class KA, 6.50%,
              10/25/23.......................     1,067
     988    Series 1993-189, Class PL, 6.50%,
              10/25/23.......................     1,022
     147    Series 1993-190, Class S, IF,
              9.66%, 10/25/08................       151
      29    Series 1993-196, Class FA, FRN,
              4.09%, 10/25/08................        28

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   130    Series 1993-225, Class SG, IF,
              8.87%, 12/25/13................  $    131
      14    Series 1993-225, Class VO, IF,
              9.09%, 12/25/22................        14
     223    Series 1993-247, Class SA, IF,
              16.88%, 12/25/23...............       265
     537    Series 1993-250, Class Z, 7.00%,
              12/25/23.......................       555
      42    Series 1994-12, Class FC, FRN,
              4.24%, 01/25/09................        42
      15    Series 1994-13, Class SK, IF,
              12.88%, 02/25/09...............        16
      84    Series 1994-17, Class JB, 6.50%,
              02/25/09.......................         6
      23    Series 1994-20, Class Z, 6.50%,
              02/25/09.......................        23
     259    Series 1994-34, Class DZ, 6.00%,
              03/25/09.......................       262
     138    Series 1994-40, Class VC, 6.50%,
              02/25/10.......................       139
     130    Series 1994-55, Class G, 6.75%,
              12/25/23.......................       130
      30    Series 1996-27, Class FC, FRN,
              4.91%, 03/25/17................        30
     268    Series 1996-32, Class PH, 7.00%,
              01/25/26.......................       271
      55    Series 1996-59, Class J, 6.50%,
              08/25/22.......................        56
     394    Series 1996-59, Class K, 6.50%,
              07/25/23.......................       405
     137    Series 1997-27, Class J, 7.50%,
              04/18/27.......................       145
     122    Series 1997-29, Class J, 7.50%,
              04/20/27.......................       127
     246    Series 1997-39, Class PD, 7.50%,
              05/20/27.......................       256
     216    Series 1998-36, Class ZB, 6.00%,
              07/18/28.......................       218
     677    Series 2000-2, Class ZE, 7.50%,
              02/25/30.......................       716
     346    Series 2001-4, Class PC, 7.00%,
              03/25/21.......................       363
     586    Series 2001-5, Class OW, 6.00%,
              03/25/16.......................       598
     744    Series 2001-36, Class DE, 7.00%,
              08/25/31.......................       776
     175    Series 2001-44, Class PD, 7.00%,
              09/25/31.......................       182
     429    Series 2001-48, Class Z, 6.50%,
              09/25/21.......................       454



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 48

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   188    Series 2001-49, Class Z, 6.50%,
              09/25/31.......................  $    195
     769    Series 2001-50, Class VB, 6.50%,
              12/25/16.......................       780
     487    Series 2001-52, Class XM, 6.50%,
              11/25/10.......................       496
     709    Series 2001-61, Class VB, 7.00%,
              12/25/16.......................       736
     288    Series 2001-61, Class VQ, 6.50%,
              08/25/15.......................       293
     303    Series 2001-71, Class GU, 6.00%,
              05/25/14.......................       308
     607    Series 2001-71, Class MB, 6.00%,
              12/25/16.......................       623
     855    Series 2001-71, Class QE, 6.00%,
              12/25/16.......................       876
   2,854    Series 2001-74, Class MB, 6.00%,
              12/25/16.......................     2,977
     553    Series 2001-78, Class VB, 6.00%,
              12/25/15.......................       554
     344    Series 2001-80, Class PE, 6.00%,
              07/25/29.......................       350
     423    Series 2002-1, Class HC, 6.50%,
              02/25/22.......................       438
     153    Series 2002-1, Class SA, IF,
              10.96%, 02/25/32...............       167
     368    Series 2002-2, Class UC, 6.00%,
              02/25/17.......................       375
     607    Series 2002-3, Class OG, 6.00%,
              02/25/17.......................       626
     174    Series 2002-8, Class SR, IF,
              7.09%, 03/25/09................       175
   1,235    Series 2002-18, Class PC, 5.50%,
              04/25/17.......................     1,258
     506    Series 2002-21, Class PE, 6.50%,
              04/25/32.......................       522
     405    Series 2002-24, Class AJ, 6.00%,
              04/25/17.......................       413
     405    Series 2002-28, Class PK, 6.50%,
              05/25/32.......................       420
     660    Series 2002-37, Class Z, 6.50%,
              06/25/32.......................       685
     810    Series 2002-56, Class UC, 5.50%,
              09/25/17.......................       822
     511    Series 2002-59, Class AC, 6.00%,
              03/25/28.......................       512
     699    Series 2002-59, Class VB, 6.50%,
              04/25/32.......................       706
   1,417    Series 2002-61, Class PE, 5.50%,
              05/25/16.......................     1,425

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   810    Series 2002-74, Class LD, 5.00%,
              01/25/16.......................  $    807
   1,012    Series 2002-74, Class PD, 5.00%,
              11/25/15.......................     1,008
     442    Series 2002-84, Class VB, 5.50%,
              04/25/15.......................       441
     405    Series 2002-94, Class BK, 5.50%,
              01/25/18.......................       412
     202    Series 2003-22, Class UD, 4.00%,
              04/25/33.......................       172
     162    Series 2003-34, Class GB, 6.00%,
              03/25/33.......................       165
     304    Series 2003-34, Class GE, 6.00%,
              05/25/33.......................       311
     405    Series 2003-47, Class PE, 5.75%,
              06/25/33.......................       406
     930    Series 2003-52, Class PA, 6.50%,
              06/25/35.......................       969
     221    Series 2003-52, Class SX, IF,
              9.81%, 10/25/31................       235
     168    Series 2003-64, Class SX, IF,
              2.79%, 07/25/33................       110
     413    Series 2003-71, Class DS, IF,
              1.62%, 08/25/33................       319
   1,211    Series 2003-73, Class GA, 3.50%,
              05/25/31.......................     1,136
     405    Series 2003-83, Class PG, 5.00%,
              06/25/23.......................       397
     145    Series 2003-91, Class SD, IF,
              5.20%, 09/25/33................       134
     304    Series 2003-106, Class US, IF,
              2.51%, 11/25/23................       227
     202    Series 2003-128, Class KE, 4.50%,
              01/25/14.......................       198
     500    Series 2003-128, Class NG, 4.00%,
              01/25/19.......................       457
     406    Series 2003-130, Class SX, IF,
              4.95%, 01/25/34................       379
     524    Series 2004-10, Class SC, IF,
              11.09%, 02/25/34...............       578
     303    Series 2004-14, Class SD, IF,
              2.51%, 03/25/34................       221
   1,000    Series 2004-21, Class AE, 4.00%,
              04/25/19.......................       913
     405    Series 2004-25, Class PC, 5.50%,
              01/25/34.......................       404
     355    Series 2004-25, Class SA, IF,
              7.48%, 04/25/34................       349
     263    Series 2004-36, Class PC, 5.50%,
              02/25/34.......................       261



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   505    Series 2004-36, Class SA, IF,
              7.48%, 05/25/34................  $    507
     287    Series 2004-76, Class CL, 4.00%,
              10/25/19.......................       264
     500    Series 2005-40, Class YA, 5.00%,
              09/25/20.......................       499
   2,000    Series 2005-68, Class PG, 5.50%,
              08/25/35.......................     2,007
      12    Series G-14, Class L, 8.50%,
              06/25/21.......................        13
      59    Series G-18, Class Z, 8.75%,
              06/25/21.......................        65
      21    Series G-22, Class G, 6.00%,
              12/25/16.......................        21
      43    Series G-35, Class M, 8.75%,
              10/25/21.......................        47
     182    Series G92-35, Class E, 7.50%,
              07/25/22.......................       190
      12    Series G92-42, Class Z, 7.00%,
              07/25/22.......................        12
     268    Series G92-44, Class ZQ, 8.00%,
              07/25/22.......................       285
     195    Series G92-54, Class ZQ, 7.50%,
              09/25/22.......................       205
      40    Series G93-5, Class Z, 6.50%,
              02/25/23.......................        41
      45    Series G95-1, Class C, 8.80%,
              01/25/25.......................        49
       2    Series 50, Class 2, IO, 10.50%,
              03/01/19.......................         1
      15    Series 218, Class 2, IO, 7.50%,
              04/01/23.......................         3
     175    Series 329, Class 1, PO,
              01/01/33.......................       135
     370    Series 340, Class 1, PO,
              09/01/33.......................       275
      --(h) Series 1990-95, Class J, IO, HB,
              1118.04%, 08/25/20.............         2
      --(h) Series 1990-140, Class K, IO, HB,
              652.15%, 12/25/20..............         3
     977    Series 1993-257, Class C, PO,
              06/25/23.......................       871
      13    Series 1994-9, Class E, PO,
              11/25/23.......................        11
     580    Series 1996-14, Class SE, IF, IO,
              6.30%, 08/25/23................        85
      31    Series 1996-20, Class L, PO,
              09/25/08.......................        30
      62    Series 1996-24, Class E, PO,
              03/25/09.......................        58
      76    Series 1996-39, Class J, PO,
              09/25/08.......................        72

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $     3    Series 1996-46, Class PE, PO,
              09/25/06.......................  $      2
     368    Series 1997-20, IF, IO, 1.84%,
              03/25/27.......................        24
     314    Series 1997-20, Class IB, IF, IO,
              1.84%, 03/25/27................        18
     109    Series 1997-81, Class PI, IO,
              7.00%, 12/18/27................        22
      17    Series 1998-4, Class C, PO,
              04/25/23.......................        14
      77    Series 1998-27, Class B, PO,
              12/25/08.......................        73
     857    Series 2001-33, Class ID, IO,
              6.00%, 07/25/31................       180
     149    Series 2001-81, Class LO, PO,
              01/25/32.......................       118
     105    Series 2002-91, Class UH, IO,
              5.50%, 06/25/22................        15
     167    Series 2002-W5, Class A10, IF,
              IO, 3.72%, 11/25/30............        10
     747    Series 2003-8, Class SB, IF, IO,
              3.27%, 03/25/16................        31
     119    Series 2003-39, IO, VAR, 6.00%,
              05/25/33.......................        25
   1,820    Series 2003-80, Class SY, IF, IO,
              3.27%, 06/25/23................       141
   1,427    Series 2003-116, Class SB, IF,
              IO, 3.22%, 11/25/33............       105
      64    Series 2004-21, Class CO, PO,
              04/25/34.......................        42
            Federal National Mortgage
              Association Whole Loan
     728    Series 2002-W5, Class A7, 6.25%,
              08/25/30.......................       735
     557    Series 2003-W1, Class 1A1, 6.50%,
              12/25/42.......................       570
     155    Series 2003-W4, Class 2A, 6.50%,
              10/25/42.......................       156
     156    Series 2003-W8, Class 1A3, 4.75%,
              12/25/42.......................       154
     489    Series 2004-W2, Class 2A2, 7.00%,
              02/25/44.......................       507
            Government National Mortgage
              Association
     152    Series 1994-3, Class PQ, 7.49%,
              07/16/24.......................       160
     537    Series 1994-4, Class KQ, 7.99%,
              07/16/24.......................       564



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 50

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   607    Series 1994-7, Class PQ, 6.50%,
              10/16/24.......................  $    638
     197    Series 1995-3, Class DQ, 8.05%,
              06/16/25.......................       206
      57    Series 1995-7, Class CQ, 7.50%,
              09/16/25.......................        61
     427    Series 1996-16, Class E, 7.50%,
              08/16/26.......................       445
      91    Series 1998-26, Class K, 7.50%,
              09/17/25.......................        95
   1,413    Series 1999-4, Class ZB, 6.00%,
              02/20/29.......................     1,419
   1,000    Series 1999-10, Class ZC, 6.50%,
              04/20/29.......................     1,024
     165    Series 1999-41, Class Z, 8.00%,
              11/16/29.......................       174
     127    Series 1999-44, Class PC, 7.50%,
              12/20/29.......................       133
     294    Series 2000-6, Class Z, 7.50%,
              02/20/30.......................       303
     280    Series 2000-9, Class PB, 7.50%,
              06/16/26.......................       283
      51    Series 2000-9, Class Z, 8.00%,
              06/20/30.......................        54
     729    Series 2000-9, Class ZJ, 8.50%,
              02/16/30.......................       801
     405    Series 2000-14, Class PD, 7.00%,
              02/16/30.......................       423
     136    Series 2000-16, Class ZN, 7.50%,
              02/16/30.......................       144
     734    Series 2000-37, Class B, 8.00%,
              12/20/30.......................       774
      60    Series 2000-38, Class AH, 7.15%,
              12/20/30.......................        62
     471    Series 2001-7, Class PK, 6.50%,
              03/20/31.......................       486
      26    Series 2001-32, Class WA, IF,
              9.20%, 07/20/31................        28
     405    Series 2001-64, Class MQ, 6.50%,
              12/20/31.......................       420
     173    Series 2002-7, Class PG, 6.50%,
              01/20/32.......................       178
   1,066    Series 2002-36, Class VB, 6.50%,
              07/20/19.......................     1,069
     405    Series 2002-40, Class UK, 6.50%,
              06/20/32.......................       427
     405    Series 2002-47, Class PG, 6.50%,
              07/16/32.......................       424

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $   405    Series 2002-47, Class PY, 6.00%,
              07/20/32.......................  $    416
     170    Series 2002-47, Class VB, 6.50%,
              09/20/17.......................       170
     631    Series 2002-47, Class ZA, 6.50%,
              07/20/32.......................       640
     299    Series 2002-48, Class VM, 6.50%,
              09/20/16.......................       301
      63    Series 2002-51, Class SG, IF,
              13.56%, 04/20/31...............        71
     364    Series 2002-54, Class GB, 6.50%,
              08/20/32.......................       378
   1,069    Series 2002-67, Class VA, 6.00%,
              03/20/13.......................     1,078
     158    Series 2002-79, Class KV, 6.00%,
              11/20/13.......................       161
   1,399    Series 2002-88, Class VA, 6.00%,
              12/20/17.......................     1,428
     319    Series 2003-4, Class NY, 5.50%,
              12/20/13.......................       322
     304    Series 2003-40, Class TJ, 6.50%,
              03/20/33.......................       330
      90    Series 2004-28, Class S, IF,
              7.65%, 04/16/34................        89
     184    Series 2004-73, Class AE, IF,
              5.84%, 08/17/34................       179
     248    Series 1999-30, Class S, IF, IO
              4.23%, 08/16/29................        23
     292    Series 2002-31, Class S, IF, IO,
              4.33%, 01/16/31................        26
     207    Series 2002-88, Class LI, IO,
              5.50%, 11/20/28................         7
     498    Series 2003-4, Class NI, IO,
              5.50%, 01/20/32................        81
     127    Series 2003-24, PO, 03/16/33.....       107
     443    Series 2003-52, Class AP, PO,
              06/16/33.......................       341
     250    Series 2003-95, Class SC, IF, IO,
              2.63%, 09/17/31................         5
            Vendee Mortgage Trust
     686    Series 1994-1, Class 1, VAR,
              5.63%, 02/15/24................       682
   1,123    Series 1996-1, Class 1Z, 6.75%,
              02/15/26.......................     1,144
     380    Series 1996-2, Class 1Z, 6.75%,
              06/15/26.......................       395



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
 $ 1,464    Series 1997-1, Class 2Z, 7.50%,
              02/15/27.......................  $  1,562
     391    Series 1998-1, Class 2E, 7.00%,
              09/15/27.......................       406
                                               --------
                                                131,122
                                               --------
Non-Agency CMO (7.9%):
     146    Banc of America Funding Corp.
              Series 2004-1, PO 03/25/34.....       116
            Banc of America Mortgage
              Securities
     108    Series 2003-8 Class A, PO
              11/25/33.......................        80
     258    Series 2003-11, PO, 02/25/34.....       198
     181    Series 2004-6, Class A, PO
              07/25/34.......................       125
     113    Bank of America Alternative Loan
              Trust, Series 2003-11, PO
              01/25/34.......................        93
      59    BHN II Mortgage Trust, Series
              1997-1, Class A2, 7.92%,
              07/25/09 (i)...................         1
            Citigroup Mortgage Loan Trust,
              Inc.
     351    Series 2003-UP3, Class A3, 7.00%,
              09/25/33.......................       358
      80    Series 2003-UST1, PO 12/25/18....        67
     100    Series 2003-UST1, PO, 12/25/18...        84
     531    Series 2003-UST1, Class A1,
              5.50%, 12/25/18................       530
            Countrywide Alternative Loan
              Trust
   1,215    Series 2002-8, Class A4, 6.50%,
              07/25/32.......................     1,211
   1,116    Series 2004-2CB, Class 1A9,
              5.75%, 03/25/34................     1,057
     442    Series 2005-26CB, Class A10, IF,
              5.11%, 07/25/35................       428
     500    Series 2005-54CB, Class 1A11,
              5.50%, 11/25/35................       490
            Countrywide Home Loan Mortgage
              Pass Through Trust
     967    Series 2003-26, Class 1A6, 3.50%,
              08/25/33.......................       895
     176    Series 2003-J13, PO, 01/25/34....       151
     510    Series 2003-J7, Class 4A3, IF,
              4.14%, 08/25/18................       472
     139    Series 2004-HYB3, Class 2A, VAR,
              4.10%, 06/20/34................       135
     966    Series 2005-22, Class 2A1, FRN,
              5.34%, 11/25/35................       964
     634    Series 2005-R1, Class 2A, PO,
              03/25/35 (e)...................       501
     191    Deutsche Mortgage Securities,
              Inc. Series 2004-1, Class 2A,
              PO, 10/25/18...................       159

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
            First Horizon Asset Securities,
              Inc.
 $   652    Series 2004-AR1, Class 2A2, FRN,
              5.03%, 04/25/35................  $    646
   1,005    Series 2004-AR7, Class 2A1, FRN,
              4.94%, 02/25/35................       996
     202    Series 2004-AR7, Class 2A2, FRN,
              4.94%, 02/25/35................       200
            MASTR Adjustable Rate Mortgages
              Trust
     542    Series 2004-13, Class 2A1, FRN,
              3.82%, 04/21/34................       529
            MASTR Alternative Loans Trust
     994    Series 2003-9, Class 8A1, 6.00%,
              01/25/34.......................       999
     263    Series 2004-10, Class 1A1, 4.50%,
              09/25/19.......................       254
   3,410    Series 2004-4, Class 10A1, 5.00%,
              05/25/24.......................     3,315
      97    Series 2004-7 30, PO, 08/25/34...        74
            MASTR Asset Securitization Trust
     201    Series 2003-4, Class 2A2, 5.00%,
              05/25/18.......................       200
     172    Series 2004-8, PO, 08/25/19......       130
     749    MASTR Resecuritization Trust
              Series 2005-PO, Class 3, PO,
              05/28/35 (e)...................       547
     214    MortgageIT Trust, Series 2005-1,
              Class 1A1, FRN, 4.70%,
              02/25/35.......................       215
            Nomura Asset Acceptance Corp.
     292    Series 2003-A1, Class A1, 5.50%,
              05/25/33.......................       291
     289    Series 2003-A1, Class A2, 6.00%,
              05/25/33.......................       289
      52    Series 2003-A1, Class A5, 7.00%,
              04/25/33.......................        52
     252    Series 2004-R2, Class A1, VAR,
              6.50%, 10/25/34 (e)............       255
            Residential Accredit Loans, Inc.
     371    Series 2002-QS16, Class A3, IF,
              7.47%, 10/25/17................       350
   1,707    Series 2002-QS8, Class A5, 6.25%,
              06/25/17.......................     1,710
     396    Series 2003-QS3, Class A2, IF,
              6.87%, 02/25/18................       399
   1,700    Series 2003-QS9, Class A3, IF,
              IO, 3.17%, 05/25/18............       119



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 52

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
 $   202    Series 2004-QS8, Class A2, 5.00%,
              06/25/34.......................  $    198
     200    Residential Asset Securitization
              Trust, Series 2003-A14, Class
              A1, 4.75%, 02/25/19............       194
            Residential Funding Mortgage
              Securities I
     202    Series 2003-S12, Class 4A5,
              4.50%, 12/25/32................       191
     885    Series 2003-S13, Class 4A5,
              2.50%, 06/25/18................       846
     679    Series 2003-S7, Class A17, 4.00%,
              05/25/33.......................       653
       8    Rural Housing Trust
            Series 1987-1, Class 3B, 7.33%,
              04/01/26.......................         8
      97    Salomon Brothers Mortgage
              Securities VII Series 2003-UP2,
              Class 1, PO, 12/25/18..........        81
      59    Structured Mortgage Asset
              Residential Trust, Series
              1993-2A, Class AE, 7.60%,
              03/25/09.......................        60
     400    Washington Mutual Alternative
              Mortgage Pass Through
              Certificates Series 2005-4,
              Class CB7, 5.50%, 06/25/35.....       391
     124    Washington Mutual Mortgage
              Securities Corp., Series
              2003-MS7, Class P, PO,
              03/25/33.......................        96
            Washington Mutual, Inc.
     675    Series 2003-AR4, Class A6, VAR,
              3.42%, 05/25/33................       659
     304    Series 2003-AR7, Class A6, VAR,
              3.03%, 08/25/33................       290
     116    Series 2003-S10, Class A6, PO
              10/25/18.......................        80
     353    Series 2004-AR3, Class A2, VAR,
              4.24%, 06/25/34................       348
     909    Series 2004-S3, Class 2A3, IF,
              6.80%, 07/25/34................       890
            Wells Fargo Mortgage Backed
              Securities Trust
     202    Series 2003-11 1A, PO, 10/25/18..       144
     405    Series 2003-13, Class A7, 4.50%,
              11/25/18.......................       380
     178    Series 2003-17, Class 2A4, 5.50%,
              01/25/34.......................       178
     339    Series 2004-7, Class 2A2, 5.00%,
              07/25/19.......................       334

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
 $ 1,146    Series 2004-BB, Class A4, FRN,
              4.57%, 01/25/35................  $  1,130
     334    Series 2004-EE, Class 3A1, FRN,
              3.99%, 01/25/35................       325
     506    Series 2004-S, Class A5, FRN,
              3.54%, 09/25/34................       487
                                               --------
                                                 27,648
                                               --------
  Total Collateralized Mortgage Obligations
    (Cost $162,412)                             158,770
                                               --------
COMMERCIAL MORTGAGE BACKED SECURITIES (1.2%):
     500    Banc of America Commercial
              Mortgage, Inc., Series 2005-6,
              Class ASB, VAR, 5.18%,
              09/10/47.......................       503
            Bear Stearns Commercial Mortgage
              Securities
      84    Series 2000-WF1, Class A1, 7.64%,
              02/15/32.......................        87
     240    Series 2004-T16, Class A2, 3.70%,
              02/13/46.......................       233
     300    Series 2005-PWR9, Class AAB,
              4.80%, 09/11/42................       294
     810    Equitable Life Assurance Society
              of the US (The), Series 174,
              Class A1, 7.24%,
              05/15/09 (e)...................       817
     292    JP Morgan Commercial Mortgage
              Finance Corp., Series 1997-C4,
              Class B, VAR, 7.64%, 12/26/28..       293
     461    Merrill Lynch Mortgage Investors,
              Inc. Series 1997-C2, Class A2,
              6.54%, 12/10/29................       471
     500    Merrill Lynch Mortgage Trust,
              Series 2005-MCP1, Class ASB,
              VAR, 4.67%, 06/12/43...........       501
     810    Wachovia Bank Commercial Mortgage
              Trust, Series 2004-C15, Class
              A2, 4.04%, 10/15/41............       782
                                               --------
  Total Commercial Mortgage Backed Securities
    (Cost $4,052)                                 3,981
                                               --------
CORPORATE BONDS (21.4%):
Aerospace & Defense (0.1%):
     257    Systems 2001 AT LLC, 7.16%,
              12/15/11 (e)...................       269
                                               --------
Air Freight & Logistics (0.3%):
     858    FedEx Corp., 6.72%, 01/15/22.....       937
                                               --------



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Airlines (0.7%):
 $   106    American Airlines, Inc., Series
              1999-1, 7.02%, 10/15/09........  $    109
            Continental Airlines, Inc.
      50    Series 1999-2, Class A1, 7.26%,
              03/15/20.......................        51
     202    Series 1999-2, Class A2, 7.06%,
              09/15/09.......................       208
     197    Delta Airlines, Inc., 6.62%,
              03/18/11 (d)...................       194
            Southwest Airlines Co.
      87    Series 2001-1, 5.10%, 11/01/07...        87
     329    Series 2001-1, 5.50%, 11/01/06...       330
            United Airlines, Inc.
     121    Series 2000-1, 7.73%, 07/01/10...       120
     228    Series 2000-2, 7.19%, 10/01/12...       227
     522    Series 2001-1, 7.78%, 07/01/15...       520
     474    Series 2001-1, 6.07%,
              09/01/14 (c)...................       465
                                               --------
                                                  2,311
                                               --------
Automobiles (1.3%):
            DaimlerChrysler NA Holding Corp.
     405    4.75%, 01/15/08..................       401
     709    7.20%, 09/01/09..................       750
            Ford Motor Credit Co.
     405    5.80%, 01/12/09..................       353
   1,100    6.88%, 02/01/06..................     1,098
   1,600    7.38%, 10/28/09..................     1,419
   1,000    7.88%, 06/15/10..................       900
     202    Toyota Motor Credit Corp. 2.88%,
              08/01/08.......................       193
                                               --------
                                                  5,114
                                               --------
Capital Markets (3.9%):
   1,100    Bear Stearns Cos., Inc. (The),
              3.25%, 03/25/09................     1,043
            Credit Suisse First Boston USA,
              Inc.
     111    4.70%, 06/01/09 (c)..............       110
     405    5.50%, 08/15/13 (c)..............       413
   1,640    6.13%, 11/15/11..................     1,722
            Goldman Sachs Group, Inc.
     269    3.88%, 01/15/09..................       261
     202    4.75%, 07/15/13..................       196
     425    5.25%, 10/15/13..................       425
     486    6.60%, 01/15/12..................       522
     101    7.35%, 10/01/09..................       109
   1,000    6.88%, 01/15/11 (c)..............     1,077
            Lehman Brothers Holdings, Inc.
     202    4.00%, 01/22/08 (c)..............       199
     300    4.80%, 03/13/14 (c)..............       293

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Capital Markets, continued:
 $   455    6.63%, 01/18/12..................  $    491
            Merrill Lynch & Co., Inc.
     405    3.70%, 04/21/08..................       395
     200    4.50%, 11/04/10..................       196
     200    5.00%, 01/15/15..................       197
     202    5.45%, 07/15/14..................       205
     202    Series B, 3.13%, 07/15/08........       193
     304    Series C, 4.13%, 01/15/09........       298
            Morgan Stanley
   1,000    6.60%, 04/01/12..................     1,075
   1,240    6.75%, 04/15/11..................     1,335
     243    4.25%, 05/15/10 (c)..............       235
     147    4.75%, 04/01/14 (c)..............       141
            National Rural Utilities
              Cooperative Finance Corp.
   1,761    6.00%, 05/15/06..................     1,769
     209    7.30%, 09/15/06..................       213
     607    State Street Corp., 7.65%,
              06/15/10.......................       678
                                               --------
                                                 13,791
                                               --------
Chemicals (0.1%):
     304    Dow Chemical Co. (The), 6.13%,
              02/01/11.......................       318
                                               --------
Commercial Banks (2.9%):
            Bank of America Corp.
     607    3.88%, 01/15/08..................       596
     125    5.25%, 12/01/15..................       125
     405    7.40%, 01/15/11..................       446
   1,470    7.80%, 02/15/10..................     1,623
     152    Branch Banking & Trust Co.,
              4.88%, 01/15/13................       151
   1,012    First Bank NA, 6.50%, 02/01/08...     1,046
   1,012    Firstar Bank NA, 7.13%,
              12/01/09.......................     1,092
     405    Keycorp, Series G, 4.70%,
              05/21/09.......................       403
     405    Marshall & Ilsley Corp., Series
              E, 5.75%, 09/01/06.............       407
     233    Mellon Funding Corp., 3.25%,
              04/01/09.......................       222
            Popular North America, Inc.
     202    4.25%, 04/01/08..................       198
     202    6.13%, 10/15/06..................       203
     380    Royal Bank of Canada (Canada)
              3.88%, 05/04/09................       370
     229    Suntrust Bank, 6.38%, 04/01/11...       243
     202    Wachovia Bank NA, 7.80%,
              08/18/10.......................       227



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 54

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Commercial Banks, continued:
            Wachovia Corp.
 $   709    3.50%, 08/15/08..................  $    685
     688    3.63%, 02/17/09..................       664
     706    Wells Fargo & Co., 3.13%,
              04/01/09.......................       669
            Wells Fargo Bank NA
      81    6.45%, 02/01/11..................        86
     628    7.55%, 06/21/10..................       694
                                               --------
                                                 10,150
                                               --------
Commercial Services & Supplies (0.1%):
     283    PHH Corp., 7.13%, 03/01/13.......       299
                                               --------
Computers & Peripherals (0.1%):
     283    International Business Machines
              Corp. 5.39%, 01/22/09..........       287
                                               --------
Consumer Finance (1.7%):
     405    American Express Credit Corp.
              3.00%, 05/16/08................       388
            American General Finance Corp.
     132    Series H, 4.50%, 11/15/07........       131
      91    Series H, 5.38%, 10/01/12........        91
      71    Capital One Bank, 5.75%,
              09/15/10.......................        73
            General Motors Acceptance Corp.
     750    7.25%, 03/02/11..................       689
     400    6.13%, 09/15/06 (c)..............       388
            HSBC Finance Corp.
     202    4.75%, 05/15/09..................       200
   1,417    5.88%, 02/01/09..................     1,448
     202    6.38%, 11/27/12..................       215
     202    6.50%, 11/15/08..................       210
     452    6.75%, 05/15/11..................       485
     304    7.20%, 07/15/06..................       308
     698    8.00%, 07/15/10..................       779
            International Lease Finance Corp.
     177    4.50%, 05/01/08..................       175
     152    5.88%, 05/01/13 (c)..............       157
     263    SLM Corp., Series A, 5.38%,
              01/15/13.......................       267
                                               --------
                                                  6,004
                                               --------
Diversified Financial Services (3.2%):
   1,108    Associates Corp. of North America
            8.15%, 08/01/09..................     1,223
            CIT Group, Inc.
     486    6.50%, 02/07/06..................       487
     200    7.75%, 04/02/12..................       227

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Diversified Financial Services, continued:
            Citigroup, Inc.
 $   121    3.50%, 02/01/08 (c)..............  $    118
     202    4.25%, 07/29/09 (c)..............       198
     506    5.63%, 08/27/12..................       522
      81    6.20%, 03/15/09 (c)..............        84
            General Electric Capital Corp.
     455    Series A, 3.50%, 05/01/08........       442
     425    Series A, 4.25%, 01/15/08........       420
     354    Series A, 4.63%, 09/15/09 (c)....       350
     709    Series A, 5.38%, 03/15/07 (c)....       713
   1,042    Series A, 5.88%, 02/15/12 (c)....     1,087
   1,215    Series A, 6.00%, 06/15/12........     1,280
     516    Series A, 6.13%, 02/22/11........       543
      54    Series A, 7.88%, 12/01/06........        55
            John Hancock Global Funding II
     243    3.50%, 01/30/09 (e)..............       233
     243    7.90%, 07/02/10 (e)..............       273
            MassMutual Global Funding II
     330    3.25%, 06/15/07 (e)..............       322
     405    3.50%, 03/15/10 (e)..............       382
            New York Life Global Funding
     223    3.88%, 01/15/09 (e)..............       216
     506    5.38%, 09/15/13 (e)..............       520
            Principal Life Global Funding I
     202    2.80%, 06/26/08 (e)..............       193
      61    6.13%, 03/01/06 (e)..............        61
     765    6.25%, 02/15/12 (e)..............       813
     202    Washington Mutual Financial Corp.
              6.88%, 05/15/11................       219
                                               --------
                                                 10,981
                                               --------
Diversified Telecommunication Services (1.9%):
     142    Ameritech Capital Funding
            6.15%, 01/15/08..................       145
     211    Bellsouth Telecommunications,
              6.30%, 12/15/15................       219
     830    British Telecommunications plc
              (United Kingdom), 8.38%,
              12/15/10.......................       945
     587    France Telecom S.A. (France),
              7.75%, 03/01/11................       656
     176    New York Telephone Co., 6.00%,
              04/15/08.......................       178
     567    Nynex Capital Funding Co., Series
              B, SUB, 8.23%, 10/15/09........       620
      57    Nynex Corp., 9.55%, 05/01/10.....        62
            Sprint Capital Corp.
   1,083    6.00%, 01/15/07..................     1,094
     253    7.13%, 01/30/06..................       253
      81    7.63%, 01/30/11..................        89
     182    8.38%, 03/15/12..................       211



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Diversified Telecommunication Services, continued:
 $   283    TELUS Corp. (Canada), 8.00%,
              06/01/11.......................  $    317
     202    Verizon Florida, Inc., Series F,
              6.13%, 01/15/13................       204
   1,063    Verizon Global Funding Corp.,
              7.25%, 12/01/10................     1,153
     405    Verizon Virginia, Inc., Series A,
              4.63%, 03/15/13................       375
                                               --------
                                                  6,521
                                               --------
Electric Utilities (0.9%):
      81    Alabama Power Co., 4.70%,
              12/01/10.......................        80
      67    American Electric Power Co., Inc.
              Series A, 6.13%, 05/15/06......        67
     233    Carolina Power & Light Co.,
              5.13%, 09/15/13................       232
     547    Constellation Energy Group, Inc.
              6.35%, 04/01/07................       556
     324    Dominion Resources, Inc., Series
              B, 6.25%, 06/30/12.............       339
     202    DTE Energy Co., Series A, 6.65%,
              04/15/09.......................       211
            Duke Energy Corp.
     455    4.20%, 10/01/08..................       445
     405    5.63%, 11/30/12 (c)..............       416
     405    Exelon Generation Co., LLC,
              6.95%, 06/15/11................       437
      57    Kiowa Power Partners LLC, 4.81%,
              12/30/13 (e)...................        55
     227    Ohio Valley Electric Corp.,
              5.94%, 02/12/06 (e)............       227
      15    Virginia Electric & Power Co.,
              Series A, 5.38%, 02/01/07......        15
                                               --------
                                                  3,080
                                               --------
Food & Staples Retailing (0.1%):
     304    Kroger Co. (The), 8.05%,
              02/01/10 (c)...................       330
                                               --------
Gas Utilities (0.1%):
     820    Enron Corp., 6.75%, 07/01/05 (d)
              (f)............................        --(h)
     162    KeySpan Gas East Corp., 7.88%,
              02/01/10.......................       179
     263    Southern California Gas Co.,
              4.80%, 10/01/12................       260
                                               --------
                                                    439
                                               --------
Hotels, Restaurants & Leisure (0.0%): (g)
      81    Harrah's Operating Co., Inc.,
              8.00%, 02/01/11 (c)............        90
                                               --------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Industrial Conglomerates (0.2%):
 $   455    Honeywell International, Inc.,
              5.13%, 11/01/06 (c)............  $    455
     152    Tyco International Group S.A.
              (Bermuda), 6.38%, 10/15/11.....       158
     253    6.75%, 02/15/11..................       266
                                               --------
                                                    879
                                               --------
Insurance (1.4%):
     385    American International Group,
              Inc. 4.25%, 05/15/13...........       366
            ASIF Global Financing
     607    2.65%, 01/17/06 (e)..............       607
     455    3.90%, 10/22/08 (e)..............       443
     607    4.90%, 01/17/13 (e)..............       604
     405    Jackson National Life Global
              Funding 6.13%, 05/30/12 (e)....       432
     222    Metropolitan Life Global Funding
              I 5.20%, 09/18/13 (e)..........       224
     304    MGIC Investment Corp., 6.00%,
              03/15/07.......................       307
     445    Monumental Global Funding II,
              4.38%, 07/30/09 (e)............       436
     324    Monumental Global Funding III,
              5.20%, 01/30/07 (e)............       325
     121    Nationwide Financial Services,
              6.25%, 11/15/11................       127
     233    Pacific Life Global Funding,
              3.75%, 01/15/09 (e)............       228
            Protective Life Secured Trust
     217    4.00%, 10/07/09..................       211
     405    4.00%, 04/01/11..................       388
      76    XL Capital Ltd. (Cayman Islands)
              5.25%, 09/15/14................        74
                                               --------
                                                  4,772
                                               --------
IT Services (0.1%):
     405    First Data Corp., 3.90%,
              10/01/09.......................       385
                                               --------
Machinery (0.0%): (g)
     100    Caterpillar Financial Services
              Corp. 3.45%, 01/15/09..........        96
                                               --------
Media (0.7%):
     106    Comcast Cable Communications
              Holdings, Inc., 8.38%,
              03/15/13.......................       123
     121    Comcast Corp., 5.50%, 03/15/11...       122
     182    Cox Communications, Inc., 7.75%,
              11/01/10.......................       197
            Historic TW, Inc.
     283    7.48%, 01/15/08..................       295
     430    8.18%, 08/15/07..................       450



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 56

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Media, continued:
 $   749    Tele-Communications-TCI Group
              9.80%, 02/01/12................  $    903
     223    Time Warner Entertainment Co. LP
              10.15%, 05/01/12...............       271
                                               --------
                                                  2,361
                                               --------
Multi-Utilities (0.1%):
     221    PSEG Power LLC, 7.75%, 04/15/11..       245
                                               --------
Oil, Gas & Consumable Fuels (0.2%):
     476    ConocoPhillips, 8.75%,
              05/25/10.......................       547
     110    Ras Laffan Liquefied Natural Gas
              Co., Ltd. (Qatar), 7.63%,
              09/15/06 (e)...................       112
                                               --------
                                                    659
                                               --------
Paper & Forest Products (0.2%):
            International Paper Co.
     334    4.00%, 04/01/10..................       315
     131    4.25%, 01/15/09 (c)..............       127
     142    Union Camp Corp., 6.50%,
              11/15/07.......................       145
            Weyerhaeuser Co.
      28    6.13%, 03/15/07..................        28
      40    6.75%, 03/15/12..................        43
                                               --------
                                                    658
                                               --------
Real Estate (0.2%):
     557    EOP Operating LP, 6.75%,
              02/15/12 (c)...................       591
      81    ERP Operating LP, 4.75%,
              06/15/09.......................        80
                                               --------
                                                    671
                                               --------
Road & Rail (0.1%):
            Burlington Northern Santa Fe
              Corp.
     235    6.13%, 03/15/09..................       243
     202    7.13%, 12/15/10..................       220
                                               --------
                                                    463
                                               --------
Thrifts & Mortgage Finance (0.6%):
            Countrywide Home Loans, Inc.
     233    3.25%, 05/21/08..................       224
     253    Series E, 7.20%, 10/30/06........       257
     810    Series L, 4.00%, 03/22/11 (c)....       762
            Washington Mutual Bank FA
      76    5.65%, 08/15/14..................        77
     304    6.88%, 06/15/11..................       329
     275    Washington Mutual, Inc., 4.20%,
              01/15/10.......................       266
     304    World Savings Bank FSB, 4.50%,
              06/15/09.......................       300
                                               --------
                                                  2,215
                                               --------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
CORPORATE BONDS, CONTINUED:
Wireless Telecommunication Services (0.2%):
            New Cingular Wireless Services,
              Inc.
 $   364    7.88%, 03/01/11..................  $    409
     152    7.50%, 05/01/07 (c)..............       157
                                               --------
                                                    566
                                               --------
  Total Corporate Bonds
    (Cost $77,155)                               74,891
                                               --------
FOREIGN GOVERNMENT SECURITIES (0.4%):
            Mexico Government International
              Bond (Mexico)
     375    4.63%, 10/08/08 (c)..............       370
     277    6.38%, 01/16/13..................       294
     175    6.63%, 03/03/15 (c)..............       192
     607    Province of Quebec (Canada)
              5.75%, 02/15/09................       625
                                               --------
  Total Foreign Government Securities
    (Cost $1,494)                                 1,481
                                               --------
MORTGAGE PASS-THROUGH SECURITIES (6.1%):
            Federal Home Loan Mortgage Corp.
              Gold Pools
   1,146    4.00%, 05/01/14-08/01/18.........     1,104
     241    4.50%, 10/01/18..................       235
      82    5.50%, 06/01/17..................        82
     512    6.00%, 04/01/18-01/01/34.........       520
   1,111    6.50%, 12/01/13-11/01/22.........     1,142
   1,240    7.00%, 08/01/10-04/01/26.........     1,288
     188    7.50%, 08/01/08-08/01/25.........       196
      39    8.00%, 07/01/20-11/01/24.........        42
     142    8.50%, 01/01/10-07/01/28.........       153
            Federal Home Loan Mortgage Corp.
              Conventional Pools
     169    ARM, 5.36%, 01/01/27.............       174
      19    ARM, 5.50%, 07/01/26.............        20
      25    12.00%, 08/01/15-07/01/19........        27
            Federal National Mortgage
              Association Various Pools
   7,576    4.00%, 09/01/13-12/01/18.........     7,254
      63    ARM, 4.34%, 09/01/27.............        63
     244    4.50%, 03/01/19..................       238
      68    ARM, 4.55%, 03/01/29.............        68
     627    ARM, 4.87%, 01/01/35.............       627
      27    ARM, 4.97%, 03/01/19.............        28
     276    5.00%, 12/01/16-06/01/18.........       274
       8    ARM, 5.16%, 08/01/19.............         8
     455    5.50%, 12/01/33..................       452
      13    ARM, 5.81%, 06/01/26.............        13
   1,068    6.00%. 12/01/32-09/01/33.........     1,078
   1,802    6.50%, 12/01/10-08/01/31.........     1,860
     181    7.00%, 01/01/07-08/01/32.........       190
     186    7.50%, 10/01/12-05/01/25.........       195



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
MORTGAGE PASS-THROUGH SECURITIES, CONTINUED:
 $   374    8.00%, 11/01/12-11/01/28.........  $    398
     166    8.50%, 07/01/24-02/01/30.........       182
     100    9.00%, 09/01/19-12/01/30.........       109
      31    9.50%, 12/01/18..................        34
      25    10.00%, 02/01/24.................        27
      17    12.50%, 01/01/16.................        19
            Government National Mortgage
              Association Various Pools
     740    6.00%, 10/15/17-11/15/28.........       758
     610    6.50%, 07/15/09-02/15/33.........       639
     614    7.00%, 08/15/23-06/15/33.........       648
     259    7.50%, 05/15/07-06/15/32.........       271
     378    8.00%, 05/15/09-10/20/28.........       402
     109    8.50%, 11/15/17-05/20/25.........       117
      44    9.00%, 04/15/09-11/15/24.........        48
      90    9.50%, 10/15/09-12/15/25.........        99
      37    12.00%, 11/15/19.................        42
                                               --------
  Total Mortgage Pass-Through Securities
    (Cost $21,415)                               21,124
                                               --------
SUPRANATIONAL (0.0%): (G)
      40    Corp. Andina de Fomento, 5.20%,
              05/21/13.......................        40
      20    Inter-American Development Bank
              8.40%, 09/01/09................        22
                                               --------
  Total Supranational
    (Cost $64)                                       62
                                               --------
U.S. GOVERNMENT AGENCY SECURITIES (0.9%):
     202    Federal Home Loan Bank System
            6.21%, 06/02/09..................       212
            Federal Home Loan Mortgage Corp.
     173    7.20%, 07/18/06..................       175
     405    4.13%, 07/12/10 (c)..............       395
            Federal National Mortgage
              Association
     810    5.50%, 03/15/11 (c)..............       837
     243    6.13%, 03/15/12..................       260
     678    6.25%, 02/01/11..................       716
     500    6.63%, 09/15/09..................       532
     121    6.63%, 11/15/10..................       131
                                               --------
  Total U.S. Government Agency Securities
    (Cost $3,337)                                 3,258
                                               --------
U.S. TREASURY OBLIGATIONS (16.1%):
            U.S. Treasury Bonds
     405    9.88%, 11/15/15 (m)..............       579
   6,073    11.75%, 11/15/14.................     7,646
   3,000    12.00%, 08/15/13 (m).............     3,559
   8,514    10.38%, 11/15/12 (c) (m).........     9,409
   1,458    12.50%, 08/15/14 (c).............     1,849

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
U.S. TREASURY OBLIGATIONS, CONTINUED:
            U.S. Treasury Inflation Indexed
              Bonds
 $   229    3.38%, 01/15/07..................  $    230
     773    4.25%, 01/15/10..................       838
            U.S. Treasury Notes
     400    3.63%, 01/15/10 (c)..............       389
     500    3.63%, 07/15/09..................       488
     250    5.63%, 05/15/08 (c)..............       257
     631    5.75%, 08/15/10 (c)..............       668
     435    6.13%, 08/15/07..................       447
     500    6.50%, 02/15/10 (c)..............       539
     334    6.50%, 10/15/06 (c)..............       339
            U.S. Treasury STRIPS
     607    PO, 02/15/09 (c).................       530
   1,518    PO, 11/15/09.....................     1,278
   2,551    PO, 05/15/09 (c).................     2,203
     506    PO, 02/15/10 (c).................       424
      61    PO, 02/15/12.....................        47
   3,745    PO, 05/15/12.....................     2,844
     101    PO, 08/15/12.....................        76
   1,340    PO, 11/15/12.....................       993
   2,624    PO, 02/15/13 (m).................     1,919
   1,500    PO, 05/15/13.....................     1,084
     454    PO, 08/15/13 (m).................       324
     202    PO, 11/15/13.....................       143
   6,027    PO, 02/15/14 (c) (m).............     4,199
   1,816    PO, 05/15/14 (m).................     1,250
   4,602    PO, 08/15/14 (m).................     3,131
   2,768    PO, 11/15/14 (m).................     1,860
     127    PO, 08/15/15 (c).................        83
   3,917    PO, 11/15/15 (m).................     2,522
   5,766    PO, 02/15/16 (m).................     3,657
     607    PO, 05/15/16 (c).................       380
     405    PO, 08/15/16 (c).................       251
                                               --------
  Total U.S. Treasury Obligations
    (Cost $58,440)                               56,435
                                               --------
TOTAL LONG-TERM INVESTMENTS
  (Cost $339,039)                               330,537
                                               --------
SHORT-TERM INVESTMENTS (4.8%):
Investment Company (4.8%):
  16,851    JPMorgan Liquid Assets Money
              Market Fund (b) (Cost
              $16,851).......................    16,851
                                               --------
INVESTMENTS OF CASH COLLATERAL ON SECURITIES LOANED
  (5.5%):
Cash Deposit (0.1%):
     500    Wells Fargo Bank San Francisco
              4.30%, 01/27/06................  $    500
                                               --------
Commercial Paper (0.2%):
     745    HSBC Finance Corp., 4.43%,
              02/10/06.......................       744
                                               --------



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 58

JPMORGAN INTERMEDIATE BOND TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
INVESTMENTS OF CASH COLLATERAL ON SECURITIES LOANED,
  CONTINUED:
Corporate Note (0.2%):
 $   750    American Express Credit Corp.
              4.36%, 06/12/07................  $    750
                                               --------
Repurchase Agreements (5.0%):
   2,155    Bank of America Securities LLC,
              4.26%, dated 12/30/05, due
              1/3/06, repurchase price
              $2,156, collateralized by U.S.
              Government Agency Mortgages....     2,155
   3,800    Barclays Capital, 4.28%, dated
              12/30/05, due 1/3/06,
              repurchase price $3,802,
              collateralized by U.S.
              Government Agency Mortgages....     3,800
   3,800    Lehman Brothers Inc., 4.26%,
              dated 12/30/05, due 1/3/06,
              repurchase price $3,802,
              collateralized by U.S.
              Government Agency Mortgages....     3,800

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
INVESTMENTS OF CASH COLLATERAL ON SECURITIES LOANED,
  CONTINUED:
Repurchase Agreements, continued:
 $ 3,800    Morgan Stanley, 4.27%, dated
              12/30/05, due 1/3/06,
              repurchase price $3,802,
              collateralized by U.S.
              Government Agency Mortgages....  $  3,800
   3,800    UBS Securities LLC, 4.26%, dated
              12/30/05, due 1/3/06,
              repurchase price $3,802,
              collateralized by U.S.
              Government Agency Mortgages....     3,800
                                               --------
                                                 17,355
                                               --------
  Total Investments of Cash Collateral on
    Securities Loaned (Cost $19,349)             19,349
                                               --------
TOTAL INVESTMENTS (104.8)%
  (COST $375,239)                               366,737
LIABILITIES IN EXCESS OF OTHER ASSETS (4.8%)   (16,876)
                                               --------
NET ASSETS (100.0)%                            $349,861
                                               ========

------------
Percentages indicated are based on net assets.



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED), CONTINUED

ABBREVIATIONS:
ARM     Adjustable Rate Mortgage.
CMO     Collateralized Mortgage Obligation.
FRN     Floating Rate Note. The rate shown is the rate in effect as of December 31, 2005.
GO      General Obligation Bond.
HB      High Coupon Bonds.
IF      Inverse Floaters.
IO      Interest Only.
PO      Principal Only.
REIT    Real Estate Investment Trust.
STRIPS  Separate Trading of Registered Interest and Principal Securities.
SUB     Step-Up Bond. The rate shown is the rate in effect as of December 31, 2005.
VAR     Variable. The interest rate shown is the rate in effect as of December 31, 2005.
(a)     Non-income producing security.
(b)     Investment in affiliate. Money market fund registered under the Investment Company Act of
        1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(c)     Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)     Defaulted Security.
(e)     All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(f)     Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands).
                                                                      Market Value      Percentage
                                                                      -------------     ----------
        Intermediate Bond Trust.                                          $0(h)          0.0%(g)
(g)     Amount rounds to less than 0.1%.
(h)     Amount rounds to less than one thousand.
(i)     Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)     All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(q)     Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

HB High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases and vice versa.



JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

See notes to financial statements.

 60

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
AS OF DECEMBER 31, 2005

                                                                                   EQUITY INDEX      INTERMEDIATE
                                                              CORE BOND TRUST         TRUST           BOND TRUST
                                                              ---------------   ------------------   ------------
ASSETS:
Investments in non-affiliates, at value.....................    $2,910,949           $450,783          $349,886
Investments in affiliates, at value.........................       277,428              5,086            16,851
                                                                ----------           --------          --------
Total investment securities at value........................     3,188,377            455,869           366,737
Cash........................................................           196                 --                10
Receivables:
  Investment securities sold................................            16              5,528                 4
  Fund shares sold..........................................        19,051              1,441               220
  Interest and dividends....................................        20,710                565             2,746
                                                                ----------           --------          --------
Total assets................................................     3,228,350            463,403           369,717
                                                                ----------           --------          --------
LIABILITIES:
Payables:
  Due to custodian..........................................            --              1,477                --
  Dividends.................................................         4,739              1,777               401
  Investment securities purchased...........................         4,700                519                --
  Collateral for securities lending program.................       212,738             42,620            19,349
  Fund shares redeemed......................................        12,143                 73                --
  Variation margin on futures contracts.....................            --                 18                --
Accrued liabilities:
  Investment advisory fees..................................           327                 21                36
  Custodian and accounting fees.............................            33                 18                 7
  Trustees' fees............................................            18                  3                 2
  Other.....................................................           139                 60                61
                                                                ----------           --------          --------
Total liabilities...........................................       234,837             46,586            19,856
                                                                ----------           --------          --------
NET ASSETS..................................................    $2,993,513           $416,817          $349,861
                                                                ==========           ========          ========
NET ASSETS:
Paid in capital.............................................    $3,061,776           $401,607          $359,414
Accumulated undistributed (distributions in excess of) net
  investment income.........................................          (491)                (1)              (56)
Accumulated net realized gains (losses) from investments and
  futures...................................................        (4,646)            (1,188)             (995)
Net unrealized appreciation (depreciation) from investments
  and futures...............................................       (63,126)            16,399            (8,502)
                                                                ----------           --------          --------
Total Net Assets............................................    $2,993,513           $416,817          $349,861
                                                                ==========           ========          ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES) ($0.0001
  PAR VALUE; UNLIMITED NUMBER OF SHARES AUTHORIZED):........       306,989             26,787            35,912
Net Asset Value.............................................    $     9.75           $  15.56          $   9.74
  Cost of investments.......................................    $3,251,503           $439,441          $375,239
  Market value of securities on loan........................    $  209,092           $ 41,568          $ 19,036

See notes to financial statements

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED DECEMBER 31, 2005
(AMOUNTS IN THOUSANDS)

                                                                 CORE         EQUITY       INTERMEDIATE
                                                              BOND TRUST    INDEX TRUST     BOND TRUST
                                                              ----------    -----------    ------------
INVESTMENT INCOME:
  Dividends.................................................   $     --      $  3,850        $    --
  Dividend income from affiliates (a).......................      5,538           134            377
  Interest income...........................................     67,644             3          9,035
  Income from securities lending (net)......................          1            --(b)          --(b)
                                                               --------      --------        -------
Total investment income.....................................     73,183         3,987          9,412
                                                               --------      --------        -------
EXPENSES:
Investment advisory fees....................................      4,288           524            572
Administration fees.........................................      1,429           209            191
Custodian and accounting fees...............................         51            58              7
Interest expense............................................         --            --(b)           1
Professional fees...........................................         34            22             21
Trustees' fees..............................................         69            10             10
Printing and mailing costs..................................         29             4              4
Registration and filing fees................................          1             1              1
Transfer agent fees.........................................          4             1              3
Other.......................................................         69            11             10
                                                               --------      --------        -------
Total expenses..............................................      5,974           840            820
                                                               --------      --------        -------
Less amounts waived.........................................     (3,828)         (630)          (532)
Less earnings credits.......................................         (2)           --(b)          --(b)
                                                               --------      --------        -------
  Net expenses..............................................      2,144           210            288
                                                               --------      --------        -------
Net investment income (loss)................................     71,039         3,777          9,124
                                                               --------      --------        -------
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
  Investments...............................................     (3,965)         (844)          (823)
  Affiliated investments....................................         --             5             --
  Futures...................................................         --            42             --
Change in net unrealized appreciation (depreciation) of:
  Investments...............................................    (63,908)       19,420         (7,651)
  Affiliated investments....................................         --           570             --
  Futures...................................................         --           (27)            --
                                                               --------      --------        -------
Net realized/unrealized gains (losses)......................    (67,873)       19,166         (8,474)
                                                               --------      --------        -------
Change in net assets resulting from operations..............   $  3,166      $ 22,943        $   650
                                                               ========      ========        =======
(a) Includes reimbursements of investment advisory and
  administration fees.......................................   $    644      $      5        $    45
                                                               --------      --------        -------

------------
(b) Amount rounds to less than $1,000.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

 62

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
FOR THE PERIODS INDICATED

                                                                                               INTERMEDIATE
                                       CORE BOND TRUST           EQUITY INDEX TRUST             BOND TRUST
                                  -------------------------   ------------------------   ------------------------
                                   SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                     ENDED       2/7/05(A)       ENDED       2/7/05(A)      ENDED       2/7/05(A)
                                  DECEMBER 31,    THROUGH     DECEMBER 31,    THROUGH    DECEMBER 31,    THROUGH
                                      2005        6/30/05         2005        6/30/05        2005        6/30/05
                                  ------------   ----------   ------------   ---------   ------------   ---------
                                  (UNAUDITED)                 (UNAUDITED)                (UNAUDITED)
                                  ------------                ------------               ------------
CHANGE IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)     $   71,039    $   50,868     $  3,777     $  2,742      $  9,124     $  7,460
  Net realized gain (loss) on
    investments and futures            (3,965)         (681)        (797)        (241)         (823)        (172)
  Change in net unrealized
    appreciation (depreciation)
    of investments and futures        (63,908)          782       19,963       (3,564)       (7,651)        (851)
                                   ----------    ----------     --------     --------      --------     --------
    Change in net assets
      resulting from operations         3,166        50,969       22,943       (1,063)          650        6,437
                                   ----------    ----------     --------     --------      --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income            (70,097)      (52,301)      (3,908)      (2,612)       (8,988)      (7,652)
From net realized gains                    --            --         (150)          --            --           --
                                   ----------    ----------     --------     --------      --------     --------
    Total distributions to
      shareholders                    (70,097)      (52,301)      (4,058)      (2,612)       (8,988)      (7,652)
                                   ----------    ----------     --------     --------      --------     --------
CHANGES IN NET ASSETS FROM
  CAPITAL TRANSACTIONS:
  Proceeds from shares issued         349,887     2,931,444       14,813      430,642         2,293      450,019
  Dividends reinvested                 40,269        27,870          668          440         6,142        4,903
  Cost of shares redeemed            (171,339)     (116,355)     (17,646)     (27,310)      (73,903)     (30,040)
                                   ----------    ----------     --------     --------      --------     --------
Change in net assets from
  capital transactions                218,817     2,842,959       (2,165)     403,772       (65,468)     424,882
                                   ----------    ----------     --------     --------      --------     --------
NET ASSETS:
Change in net assets                  151,886     2,841,627       16,720      400,097       (73,806)     423,667
Beginning of period                 2,841,627            --      400,097           --       423,667           --
                                   ----------    ----------     --------     --------      --------     --------
End of period                      $2,993,513    $2,841,627     $416,817     $400,097      $349,861     $423,667
                                   ==========    ==========     ========     ========      ========     ========
Accumulated undistributed
  (distributions in excess of)
  net investment income            $     (491)   $   (1,433)    $     (1)    $    130      $    (56)    $   (192)
                                   ==========    ==========     ========     ========      ========     ========

SHARE TRANSACTIONS:
  Issued                               35,741       293,412          961       28,734           233       45,063
  Reinvested                            4,113         2,811           43           30           627          494
  Redeemed                            (17,418)      (11,670)      (1,134)      (1,847)       (7,462)      (3,043)
                                   ----------    ----------     --------     --------      --------     --------
Change in shares                       22,436       284,553         (130)      26,917        (6,602)      42,514
                                   ==========    ==========     ========     ========      ========     ========

------------

(a) Commencement of operations.

See notes to financial statements.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

                      (This page intentionally left blank)

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

 64

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   PER SHARE OPERATING PERFORMANCE
                                     --------------------------------------------------------------------------------------------
                                                    INVESTMENT OPERATIONS                               DISTRIBUTIONS
                                     ----------------------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET      NET       AND UNREALIZED
                                      VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         NET
                                     BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

CORE BOND TRUST
 Six Months Ended December 31, 2005
 (Unaudited).......................   $ 9.99       $0.24          $(0.24)        $  --        $(0.24)     $   --       $(0.24)
 February 7, 2005 (a) to June 30,
 2005..............................    10.00        0.19              --          0.19         (0.20)         --        (0.20)

EQUITY INDEX TRUST
 Six Months Ended December 31, 2005
 (Unaudited).......................    14.86        0.14            0.71          0.85         (0.14)      (0.01)       (0.15)
 February 7, 2005 (a) to June 30,
 2005..............................    15.00        0.10           (0.14)        (0.04)        (0.10)         --        (0.10)

INTERMEDIATE BOND TRUST
 Six Months Ended December 31, 2005
 (Unaudited).......................     9.97        0.24           (0.23)         0.01         (0.24)         --        (0.24)
 February 7, 2005 (a) to June 30,
 2005..............................    10.00        0.18           (0.02)         0.16         (0.19)         --        (0.19)

------------

(a) Commencement of operations.

(b) Annualized for periods less than one year

(c) Not annualized for periods less than one year

(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See notes to financial statements.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

--------------------------------------------------------------------------------

                                                          RATIOS/SUPPLEMENTAL DATA:
                                -----------------------------------------------------------------------------
                                                       RATIOS TO AVERAGE NET ASSETS(B):
                                              ---------------------------------------------------
                                                                                    EXPENSES
     NET ASSET                  NET ASSETS                         NET          WITHOUT WAIVERS
      VALUE,                      END OF                        INVESTMENT       REIMBURSEMENTS     PORTFOLIO
      END OF     TOTAL RETURN     PERIOD           NET            INCOME          AND EARNINGS      TURNOVER
      PERIOD        (C)(D)        (000'S)       EXPENSES          (LOSS)            CREDITS          RATE(C)
     ---------   ------------   -----------   -------------   --------------   ------------------   ---------

      $  9.75        0.03%      $2,993,513         0.15%           4.97%              0.42%             9%
         9.99        1.89        2,841,627         0.15            4.88               0.43              6

        15.56        5.74          416,817         0.10            1.80               0.40              5
        14.86       (0.27)         400,097         0.10            1.84               0.41              5

         9.74        0.10          349,861         0.15            4.78               0.43              5
         9.97        1.58          423,667         0.15            4.69               0.45              6

See notes to financial statements.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

 66

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. ORGANIZATION

   JPMorgan Institutional Trust ("JPMIT") (the "Trust") was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. Three separate series of the Trust (collectively, the "Funds") commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS

   Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

   Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

   B. FUTURES CONTRACTS

   The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period.

   Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

   Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner, allowing a Fund to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005
Continued

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

   purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

   The Funds may invest in exchange traded futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

   Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchange or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction: therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   As of December 31, 2005, the JPMorgan Equity Index Trust had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

   C. REPURCHASE AGREEMENTS

   The Funds may enter into repurchase agreement transactions with institutions that meet the investment advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

   D. RESTRICTED AND ILLIQUID SECURITIES

   The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. The following are approximately the market value and percentage of net assets of restricted and illiquid securities as of December 31, 2005 (amounts in thousands):

                                                                           ILLIQUID
                                                                  --------------------------
    FUND                                                          MARKET VALUE    PERCENTAGE
    ----                                                          ------------    ----------
    JPMorgan Intermediate Bond Trust............................       $1           0.00%(g)

   ---------------

   (g) Amount rounds to less than 0.01%.

   E. SECURITIES LENDING

   To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds, serves as lending agent to the Funds pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement").

   Under the Securities Lending Agreement, JPMCB acting as agent for the Funds, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005
Continued

 68

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

   Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
   (i) 0.06%, calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and
   (ii) 0.1142%, calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through December 31, 2005, JPMCB voluntarily reduced its fees to: (i) 0.05% for each Loan of U.S. Securities and (ii) 0.10% for each Loan of non-U.S. Securities, respectively.

   Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Fund from any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

   As of December 31, 2005, the following Funds had securities with the following market values on loan, received the following collateral and for the period then ended, paid the following amounts to related party affiliates (amounts in thousands):

                                                                                                    MARKET VALUE
                                                                  LENDING AGENT    MARKET VALUE      OF LOANED
                                                                    FEES PAID      OF COLLATERAL     SECURITIES
                                                                  -------------    -------------    ------------
    Core Bond Trust.............................................       $--(a)        $212,738         $209,092
    Equity Index Trust..........................................        --(a)          42,620           41,568
    Intermediate Bond Trust.....................................        --(a)          19,349           19,036

   ------------------
   (a) Amount rounds to less than one thousand.

   F. SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

   Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds' policy to segregate assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

   G. ALLOCATION OF INCOME AND EXPENSES

   Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds.

   H. FEDERAL INCOME TAXES

   Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

   I. DISTRIBUTIONS TO SHAREHOLDERS

   Dividends from net investment income are declared and paid monthly for the Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for the Equity Index Trust. Net realized capital gains, if any, are distributed at least

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005
Continued

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

   annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   A. INVESTMENT ADVISORY FEE

   Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the "Advisor") acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's average daily net assets. The annual fee rate for the Funds is as follows:

    FUND
    ----
    Core Bond Trust.............................................  0.30%
    Equity Index Trust..........................................  0.25%
    Intermediate Bond Trust.....................................  0.30%

   The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administration fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of such fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

   The advisor waived advisory fees and/or reimbursed expenses as outlined in
   Note 3.E.

   B. ADMINISTRATION FEE

   Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Funds' average daily net assets.

   The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.D.

   J.P. Morgan Investor Services, Co. ("JPMIS") serves as the Funds' Sub-administrator. For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

   C. CUSTODIAN AND ACCOUNTING FEES

   JPMCB provides custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian and accounting fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

   Interest expense paid to the custodian related to cash overdrafts is presented as interest expense in the Statement of Operations.

   D. PLACEMENT AGENT

   J.P. Morgan Institutional Investments, Inc. (the "Placement Agent"), a registered broker-dealer affiliated with the Advisor, serves as the Fund's Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Fund's private placement of its shares.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005
Continued

 70

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

   E. WAIVERS AND REIMBURSEMENTS

   The Advisor and Administrator have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, and extraordinary expenses) exceed the percentages of each Fund's respective average daily net assets as shown in the table below (%):

    Core Bond Trust.............................................  0.15%
    Equity Index Trust..........................................  0.10
    Intermediate Bond Trust.....................................  0.15

   The contractual expense limitation agreements were in effect for the six months ended December 31, 2005. The expense limitation percentages in the table above are in place until at least October 31, 2006.

   For the six months ended December 31, 2005, the Funds' service providers waived fees and contractually reimbursed expenses for the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                                           CONTRACTUAL WAIVERS
                                                                           -------------------
                                                                  INVESTMENT
    FUND                                                           ADVISORY     ADMINISTRATION    TOTAL
    ----                                                          ----------    --------------    -----
    Core Bond Trust.............................................    $2,399          $1,429        $3,828
    Equity Index Trust..........................................       421             209           630
    Intermediate Bond Trust.....................................       341             191           532

4. OTHER

   Certain officers of the Trust are affiliated with the Advisor and the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   During the six months ended December 31, 2005, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

   The Funds may use related party brokers/dealers. For the six months ended December 31, 2005, Core Bond Trust, Equity Index Trust, and Intermediate Bond Trust did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

   The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

5. INVESTMENT TRANSACTIONS

   During the six months ended December 31, 2005, purchases and sales of investments (excluding short-term investments and in-kind transactions) were as follows (amounts in thousands):

                                           PURCHASES             SALES
                                           (EXCLUDING          (EXCLUDING        PURCHASES OF         SALES OF
    FUND                                U.S. GOVERNMENT)    U.S. GOVERNMENT)    U.S. GOVERNMENT    U.S. GOVERNMENT
    ----                                ----------------    ----------------    ---------------    ---------------
    Core Bond Trust...................      $436,425            $171,376            $93,689            $65,883
    Equity Index Trust................        19,641              25,643                 --                 --
    Intermediate Bond Trust...........        14,780              38,539              3,853             24,970

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005
Continued

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

6. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2005, were as follows (amounts in thousands):

                                                                    GROSS           GROSS        NET UNREALIZED
                                                   AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
                                                      COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                   ---------     ------------    ------------    --------------
    Core Bond Trust..............................  $3,251,503      $ 5,636         $(68,762)        $(63,126)
    Equity Index Trust...........................     439,441       32,059          (15,631)          16,428
    Intermediate Bond Trust......................     375,239          534           (9,036)          (8,502)

7. BORROWINGS

   The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Funds' borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 21, 2006.

   As of and for the six months ended December 31, 2005, the Funds had no outstanding borrowings from the unsecured uncommitted credit facility.

8. CONCENTRATIONS AND INDEMNIFICATIONS

   The ability of the issuers of debt, asset-backed and mortgage-backed securities, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

   From time to time, the Funds' investment adviser or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase of sale of a significant portion of the Funds' outstanding shares. Investment activities on behalf of these shareholders could impact the Funds

   In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005
Continued

 72

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

TRUSTEES (UNAUDITED)

                                                                 NUMBER OF
                                                            PORTFOLIOS/FUNDS IN
NAME (YEAR OF BIRTH);                                          JPMORGAN FUNDS
POSITIONS WITH                PRINCIPAL OCCUPATION(S)            COMPLEX(1)           OTHER DIRECTORSHIPS HELD
THE FUNDS (SINCE)               DURING PAST 5 YEARS         OVERSEEN BY TRUSTEE    OUTSIDE JPMORGAN FUNDS COMPLEX
------------------------   ------------------------------   --------------------   ------------------------------
NON-INTERESTED TRUSTEES

Cheryl Ballenger (1956);   Mathematics Teacher, Vernon               12            None.
Chairperson (since 2005)   Hills High School (August
and Trustee (since 2005)   2004-Present); Mathematics
                           Teacher, Round Lake High
                           School (2003-2004) and
                           formerly Executive Vice
                           President and Chief Financial
                           Officer, Galileo International
                           Inc. (travel technology)

Jerry B. Lewis (1939);     Retired; formerly President,              12            None.
Trustee (since 2005)       Lewis Investments Inc.
                           (registered investment
                           adviser); previously, various
                           managerial and executive
                           positions at Ford Motor
                           Company (Treasurer's Office,
                           Controller's Office, Auditing
                           and Corporate Strategy)

John R. Rettberg (1937);   Retired; formerly Corporate               12            None.
Trustee (since 2005)       Vice President and Treasurer,
                           Northrop Grumman Corporation
                           (defense contractor)

Ken Whipple (1934);        Chairman (1999-Present) and               12            Director of AB Volvo and Korn
Trustee (since 2005)       CEO (1999-2004), CMS Energy                             Ferry International (executive
                                                                                   recruitment)

INTERESTED TRUSTEES

John F. Ruffle(2)          Retired; formerly Vice                    12            Trustee of Johns Hopkins
(1937); Trustee (since     Chairman, J.P. Morgan Chase &                           University, Director of
2005)                      Co. Inc. and Morgan Guaranty                            Reckson Associates Realty
                           Trust Co. of NY                                         Corp. and American Shared
                                                                                   Hospital Services

------------
(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees oversee includes four investment companies.

(2) The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

(3) The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

OFFICERS (UNAUDITED)

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE FUNDS (SINCE)                      PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------  ------------------------------------------------------------
George C.W. Gatch (1962),     Managing Director of JPMorgan Investment Management Inc.;
President (2005)              Director and President, JPMorgan Distribution Services, Inc.
                              and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is
                              CEO and President of JPMorgan Funds. Mr Gatch has been an
                              employee since 1986 and Mr. Gatch has held positions such as
                              President and CEO of DKB Morgan, a Japanese mutual fund
                              company which was a joint venture between J.P. Morgan and
                              Dai-Ichi Kangyo Bank, as well as positions in business
                              management, marketing and sales.

Robert L. Young (1963),       Director and Vice President of JPMorgan Distribution
Senior Vice President         Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2005)*                       Operating Officer, JPMorgan Funds since 2005 to present and
                              One Group Mutual Funds from 2001 until 2005. Mr. Young is
                              Vice President and Treasurer, JPMorgan Funds Management,
                              Inc. (formerly One Group Administrative Services) and Vice
                              President and Treasurer, JPMorgan Distribution Services,
                              Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                              2005.

Patricia A. Maleski (1960),   Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief      Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer        and Board Liaison. Ms. Maleski was the Vice President of
(2005)                        Finance for the Pierpont Group, Inc., an independent company owned by Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969),   Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2005)*             Mutual Fund Administration, JPMorgan Funds Management, Inc.
                              (formerly One Group Administrative Services), from 2004 to
                              2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly
                              Bank One Corporation) from 2003 to 2004; prior to joining
                              Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Scott E. Richter (1956),      From April 2005 to present, Managing Director and Associate
Secretary and Chief Legal     General Counsel, JPMorgan Chase & Co. From February 2003 to
Officer (2005)*               present, Senior Associate General Counsel, Bank One
                              Corporation (now known as JPMorgan Chase & Co.). From
                              November 1998 to January 2003, Deputy General Counsel,
                              Institutional Division, INVESCO. From January 1997 to
                              October 1998, Associate General Counsel, Piper Capital
                              Management.

Susan M. Canning (1969),      Vice President and Senior Counsel, JPMorgan Chase & Co.
Vice President and Assistant  Member of Law Department since 1991.
Secretary (2005)*

Stephen M. Ungerman (1953),   Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President and     was head of Fund Administration-Pooled Vehicles from 2000 to
Chief Compliance Officer      2004. Mr. Ungerman held a number of positions in Prudential
(2005)                        Financial's asset management business prior to 2000.

Paul L. Gulinello (1950),     Vice President and Anti Money Laundering Compliance Officer
Vice President (2005)         for JPMorgan Asset Management Americas, additionally
                              responsible for personal trading and compliance testing
                              since 2004; Treasury Services Operating Risk Management and
                              Compliance Executive supporting all JPMorgan Treasury
                              Services business units from July 2000 to 2004.

Stephen M. Benham (1959),     Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)              & Co. since 2004; Vice President (Legal Advisory) of Merrill
                              Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                              2000.

Elizabeth A. Davin (1964),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*   & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                              (formerly Bank One Corporation) from 2004-2005; Assistant
                              General Counsel and Associate General Counsel and Vice
                              President, Gartmore Global Investments, Inc. from 1999 to
                              2004.

Jessica K. Ditullio (1962),   Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*   & Co. since 2005; Ms. Ditullio has served as an attorney
                              with various titles for JP Morgan Chase & Co. (formerly Bank
                              One Corporation) since 1990.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

 74

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

OFFICERS (UNAUDITED), CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE FUNDS (SINCE)                      PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------  ------------------------------------------------------------
Nancy E. Fields (1949),       Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2005)*   Distribution Services, Inc. from 1999 to 2005; Director,
                              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                              (formerly One Group Administrative Services, Inc.) and
                              Senior Project Manager, Mutual Funds, JPMorgan Distribution
                              Services, Inc. (formerly One Group Dealer Services, Inc.)

Ellen W. O'Brien (1957),      Assistant Vice President, JPMorgan Investor Services, Co.,
Assistant Secretary (2005)**  responsible for Blue Sky registration. Ms. O'Brien has served in this capacity since joining the firm in 1991.

Suzanne E. Cioffi (1967),     Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)    for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                              conversion projects during the past five years.

Christopher D. Walsh (1965),  Vice President, JPMorgan Funds Management, Inc., Mr. Walsh
Assistant Treasurer (2005)    has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                              mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                              Fund Administration at Prudential Investments from 1996 to
                              2000.

Arthur A. Jensen (1966),      Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*   2005; formerly, Vice President of Financial Services of
                              BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                              Supervisor at Allstate Insurance Company prior to 2001.

------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

 * The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

** The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA
   02108.

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

JPMORGAN INSTITUTIONAL TRUST FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (UNAUDITED)
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the reporting period, July 1, 2005, and continued to hold your shares at the end of the reporting period, December 31, 2005.

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     EXPENSES PAID
                                              BEGINNING        ENDING ACCOUNT        DURING PERIOD
                                            ACCOUNT VALUE,         VALUE,             JULY 1, TO        ANNUALIZED
                                             JULY 1, 2005     DECEMBER 31, 2005    DECEMBER 31, 2005   EXPENSE RATIO
                                            --------------    -----------------    -----------------   -------------
CORE BOND TRUST
Actual....................................      $1,000            $1,000.30              $0.76             0.15%
Hypothetical..............................      $1,000            $1,024.25              $0.77             0.15%
EQUITY INDEX TRUST
Actual....................................      $1,000            $1,057.90              $0.52             0.10%
Hypothetical..............................      $1,000            $1,024.70              $0.51             0.10%
INTERMEDIATE BOND TRUST
Actual....................................      $1,000            $1,001.00              $0.76             0.15%
Hypothetical..............................      $1,000            $1,024.45              $0.77             0.15%

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

 76

                      (This page intentionally left blank)

JPMORGAN ASSET MANAGEMENT                  INSTITUTIONAL TRUST FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2005

                              FOR MORE INFORMATION:

                               INVESTMENT ADVISOR
                      JPMorgan Investment Management, Inc.
                                522 Fifth Avenue
                            New York, New York 10036

                                 PLACEMENT AGENT
                    JPMorgan Institutional Investments, Inc.
                                522 Fifth Avenue
                            New York, New York 10036

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund's Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures are available without charge on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                                [JPMORGAN LOGO]
                                                                Asset Management

SAN-INSIT-1205

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

            (i) Has at least one audit committee financial expert serving on its audit committee; or

            (ii) Does not have an audit committee financial expert serving on its audit committee.

      (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

            (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

            (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

      (3) If the registrant provides the disclosure required by paragraph
(a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

      (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30A-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By: /s/ George C.W. Gatch
    -------------------------------------------
    George C.W. Gatch
    President and Principal Executive Officer
    March 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ George C.W. Gatch
    -------------------------------------------
    George C.W. Gatch
    President and Principal Executive Officer
    March 8, 2006

By: /s/ Stephanie J. Dorsey
    -------------------------------------------
    Stephanie J. Dorsey
    Treasurer and Principal Financial Officer
    March 8, 2006